UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07121

Putnam Asset Allocation Funds

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Alexander Y. Kymn, Vice President

100 Federal Street,

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: August 31

Date of reporting period: August 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin Multi-Asset Income Fund
Class A [PMIAX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$81	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class A shares of Franklin Multi-Asset Income Fund returned 9.45%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSA-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,600 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	9.45	3.97	4.77
Class A (with sales charge)	5.07	3.13	4.13
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class A shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSA-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSA-1026

Franklin Multi-Asset Income Fund
Class C [PMICX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$159	1.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class C shares of Franklin Multi-Asset Income Fund returned 8.63%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSC-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	8.63	3.18	3.98
Class C (with sales charge)	7.63	3.18	3.98
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class C shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSC-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSC-1026

Franklin Multi-Asset Income Fund
Class P
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$39	0.37%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class P shares of Franklin Multi-Asset Income Fund returned 9.78%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSP-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class P 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class P	9.78	4.72	5.73
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSP-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSP-1026

Franklin Multi-Asset Income Fund
Class R [PMIRX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$107	1.02%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R shares of Franklin Multi-Asset Income Fund returned 9.18%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSR-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	9.18	3.71	4.51
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSR-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSR-1026

Franklin Multi-Asset Income Fund
Class R5 [PMILX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$53	0.51%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R5 shares of Franklin Multi-Asset Income Fund returned 9.72%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSR5-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R5 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	9.72	4.25	5.04
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R5 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSR5-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSR5-1026

Franklin Multi-Asset Income Fund
Class R6 [PMIVX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$44	0.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class R6 shares of Franklin Multi-Asset Income Fund returned 9.74%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSR6-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	9.74	4.33	5.13
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class R6 shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSR6-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSR6-1026

Franklin Multi-Asset Income Fund
Class Y [PMIYX]
Annual Shareholder Report | August 31, 2026

This annual shareholder report contains important information about Franklin Multi-Asset Income Fund (previously known as Putnam Multi-Asset Income Fund) for the period September 1, 2025, to August 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$55	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2026, Class Y shares of Franklin Multi-Asset Income Fund returned 9.72%. The Fund compares its performance to the Franklin Multi-Asset Income Blended Benchmark†, which returned 7.55% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	U.S. High Dividend Equity strategy
↑	International High Dividend Equity strategy
↑	Global Fixed Income strategy

Top detractors from performance:
↓	There were no significant detractors from performance during the period.
Franklin Multi-Asset Income Fund	PAGE 1	39362-ATSY-1026

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class Y 12/31/2019 — 8/31/2026
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2026

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	9.72	4.24	5.04
Bloomberg U.S. Aggregate Index	1.89	-0.29	0.77
Franklin Multi-Asset Income Blended Benchmark†	7.55	4.01	5.24
†	The Franklin Multi-Asset Income Blended Benchmark is comprised of 43.5% Bloomberg U.S. Aggregate Index, 21.5% Russell 3000 Index, 18.5% Bloomberg U.S. Corporate High Yield Index, 11% Bloomberg Global Aggregate ex-USD Index Hedged USD, and 5.5% MSCI ACWI ex USA Index-NR.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund incepted on 12/31/2019 and began offering Class Y shares on 2/10/2023. Returns for periods before 2/10/2023 are based on the Fund’s Class P performance, adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Effective July 12, 2022, the Fund adopted its current investment strategy.
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of August 31, 2026)

Total Net Assets	$932,234,716
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	2,141
Total Management Fee Paid	$1,688,800
Portfolio Turnover Rate	245%
Franklin Multi-Asset Income Fund	PAGE 2	39362-ATSY-1026

WHAT DID THE FUND INVEST IN? (as of August 31, 2026)
Portfolio Composition† (% of Total Net Assets)
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.
†	Holdings may not total to 100% due to rounding.
HOW HAS THE FUND CHANGED?
Effective July 15, 2026, the Fund’s name changed to “Franklin Multi-Asset Income Fund”.
Effective August 1, 2026 (the “Effective Date”), The Putnam Advisory Company, LLC (“PAC”), a sub-advisor to the Fund prior to the Effective Date, and an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (formerly Franklin Resources, Inc.), transferred its investment personnel and the assets and liabilities related to its Singapore branch’s investment management business to Templeton Asset Management Ltd. (“TAML”), also an indirect wholly-owned subsidiary of Franklin Templeton, Inc. (the “Reorganization”). As of the Effective Date, PAC investment professionals in its Singapore branch became employees of TAML, and the sub-advisory agreement between Franklin Advisers, Inc. (the “Investment Manager”) and PAC with respect to the Fund was transferred to TAML pursuant to an assignment and assumption agreement (such sub-advisory agreement, as modified by the assignment and assumption agreement, the “New Sub-Advisory Contract”). In connection with the Reorganization, the Fund’s Trustees approved the New Sub-Advisory Contract between the Investment Manager and TAML, pursuant to which TAML became a sub-advisor of the Fund on the Effective Date.
The changes described above are not expected to change the Fund’s investment strategy or the way in which the Fund’s assets are managed in any material way, are not expected to materially change the nature or level of services provided to the Fund, and will not result in an increase in the fees payable by the Fund to the Investment Manager.
This is a summary of certain changes to the Fund since September 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2027, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or funddocuments@putnam.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) 225-1581. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Multi-Asset Income Fund	PAGE 3	39362-ATSY-1026

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Warren Lowell, Kenneth Tanji and Manoj P. Singh possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Warren Lowell, Kenneth Tanji and Manoj P. Singh as the Audit Committee’s financial experts. Warren Lowell, Kenneth Tanji and Manoj P. Singh are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending August 31, 2025 and August 31, 2026 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $101,148 in August 31, 2025 and $85,390 in August 31, 2026.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in August 31, 2025 and $0 in August 31, 2026.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $21,408 in August 31, 2025 and $21,408 in August 31, 2026. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in August 31, 2025 and $0 in August 31, 2026.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies of the Audit, Compliance and Risk Committee. The Audit, Compliance and Risk Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit, Compliance and Risk Committee also has adopted a policy to pre-approve the engagement by the fund’s investment manager and certain of its affiliates of the fund’s independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by the fund’s investment manager or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $583,796 in August 31, 2025 and $1,557,011 in August 31, 2026.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
Multi-Asset Income
Fund
(formerly, Putnam Multi-Asset Income Fund)
Financial Statements and Other Important Information
Annual | August 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Consolidated Financial Highlights and Consolidated Schedule of Investments 2
Consolidated Financial Statements 76
Notes to Consolidated Financial Statements 81
Report of Independent Registered Public Accounting Firm 98
Tax Information 99
Changes In and Disagreements with Accountants 100
Results of Meeting(s) of Shareholders 100
Remuneration Paid to Directors, Officers and Others 100
Board Approval of Management and Subadvisory Agreements 100

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.04 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.40 0.43 0.35 0.20
Net realized and unrealized gains (losses) ........................ 0.63 0.27 1.11 (0.02)
Total from investment operations ................................. 1.03 0.70 1.46 0.18
Less distributions from:
Net investment income ....................................... (0.40) (0.45) (0.37) (0.12)
Net asset value, end of year .................................... $11.67 $11.04 $10.79 $9.70
Total return
d
................................................ 9.45% 6.70% 15.38% 1.85%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.94% 1.10% 1.11% 0.71%
Expenses net of waiver and payments by affiliates
f
................... 0.77% 0.88% 0.83% 0.46%
Net investment income ........................................ 3.45% 3.91% 3.43% 2.05%
Supplemental data
Net assets, end of year (000’s) .................................. $151,232 $144,905 $147,709 $142,258
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.31 0.35 0.25 0.16
Net realized and unrealized gains (losses) ........................ 0.63 0.28 1.13 (0.02)
Total from investment operations ................................. 0.94 0.63 1.38 0.14
Less distributions from:
Net investment income ....................................... (0.31) (0.37) (0.29) (0.08)
Net asset value, end of year .................................... $11.68 $11.05 $10.79 $9.70
Total return
d
................................................ 8.63% 5.95% 14.50% 1.44%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.69% 1.85% 1.86% 1.13%
Expenses net of waiver and payments by affiliates
f
................... 1.52% 1.63% 1.58% 0.88%
Net investment income ........................................ 2.71% 3.16% 2.52% 1.64%
Supplemental data
Net assets, end of year (000’s) .................................. $3,489 $3,680 $6,629 $12,028
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31,
2026 2025
*
2024 2023 2022
Class P
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $11.06 $10.80 $9.71 $9.59 $11.28
Income from investment operations
a
:
Net investment income
b
......................... 0.44 0.47 0.40 0.34 0.07
Net realized and unrealized gains (losses) ........... 0.62 0.28 1.10 0.05 (1.30)
Total from investment operations .................... 1.06 0.75 1.50 0.39 (1.23)
Less distributions from:
Net investment income .......................... (0.44) (0.49) (0.41) (0.15) (0.08)
Net realized gains ............................. — — — (0.12) (0.38)
Total distributions ............................... (0.44) (0.49) (0.41) (0.27) (0.46)
Net asset value, end of year ....................... $11.68 $11.06 $10.80 $9.71 $9.59
Total return .................................... 9.78% 7.23% 15.85% 4.23% (11.37)%
Ratios to average net assets
c
Expenses before waiver and payments by affiliates ...... 0.51% 0.69% 0.69% 1.78% 2.90%
Expenses net of waiver and payments by affiliates
d
...... 0.37% 0.47% 0.41% 0.41% 0.23%
Net investment income ........................... 3.77% 4.32% 3.92% 3.58% 0.66%
Supplemental data
Net assets, end of year (000’s) ..................... $719,974 $46,813 $33,945 $20,177 $17,224
Portfolio turnover rate ............................ 245% 101% 143% 109% 124%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Ratios are annualized for periods less than one year.
d
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.04 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.37 0.40 0.32 0.18
Net realized and unrealized gains (losses) ........................ 0.63 0.27 1.12 (0.02)
Total from investment operations ................................. 1.00 0.67 1.44 0.16
Less distributions from:
Net investment income ....................................... (0.37) (0.42) (0.35) (0.10)
Net asset value, end of year .................................... $11.67 $11.04 $10.79 $9.70
Total return
d
................................................ 9.18% 6.44% 15.10% 1.71%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 1.19% 1.34% 1.36% 0.85%
Expenses net of waiver and payments by affiliates
f
................... 1.02% 1.12% 1.08% 0.60%
Net investment income ........................................ 3.20% 3.67% 3.22% 1.91%
Supplemental data
Net assets, end of year (000’s) .................................. $1,729 $1,544 $1,556 $2,306
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class R5
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.05 $10.80 $9.71 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.42 0.45 0.38 0.21
Net realized and unrealized gains (losses) ........................ 0.64 0.28 1.11 (0.01)
Total from investment operations ................................. 1.06 0.73 1.49 0.20
Less distributions from:
Net investment income ....................................... (0.43) (0.48) (0.40) (0.13)
Net asset value, end of year .................................... $11.68 $11.05 $10.80 $9.71
Total return
d
................................................ 9.72% 6.98% 15.68% 2.09%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.68% 0.84% 0.83% 0.56%
Expenses net of waiver and payments by affiliates
f
................... 0.51% 0.62% 0.55% 0.31%
Net investment income ........................................ 3.71% 4.17% 3.72% 2.21%
Supplemental data
Net assets, end of year (000’s) .................................. $13 $12 $12 $10
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.43 0.46 0.37 0.22
Net realized and unrealized gains (losses) ........................ 0.63 0.29 1.13 (0.02)
Total from investment operations ................................. 1.06 0.75 1.50 0.20
Less distributions from:
Net investment income ....................................... (0.44) (0.49) (0.41) (0.14)
Net asset value, end of year .................................... $11.67 $11.05 $10.79 $9.70
Total return
d
................................................ 9.74% 7.17% 15.81% 2.05%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.58% 0.73% 0.73% 0.50%
Expenses net of waiver and payments by affiliates
f
................... 0.42% 0.51% 0.45% 0.25%
Net investment income ........................................ 3.77% 4.28% 3.71% 2.26%
Supplemental data
Net assets, end of year (000’s) .................................. $1,912 $752 $3,894 $4,925
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Financial Highlights
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a
Year Ended August 31, Year Ended
August 31,
2023
a
2026 2025
*
2024
Class Y
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................................ $11.05 $10.79 $9.70 $9.64
Income from investment operations
b
:
Net investment income
c
...................................... 0.42 0.45 0.37 0.21
Net realized and unrealized gains (losses) ........................ 0.64 0.29 1.12 (0.02)
Total from investment operations ................................. 1.06 0.74 1.49 0.19
Less distributions from:
Net investment income ....................................... (0.43) (0.48) (0.40) (0.13)
Net asset value, end of year .................................... $11.68 $11.05 $10.79 $9.70
Total return
d
................................................ 9.72% 7.05% 15.66% 1.98%
Ratios to average net assets
e
Expenses before waiver and payments by affiliates ................... 0.68% 0.85% 0.86% 0.57%
Expenses net of waiver and payments by affiliates
f
................... 0.52% 0.63% 0.58% 0.32%
Net investment income ........................................ 3.68% 4.16% 3.62% 2.19%
Supplemental data
Net assets, end of year (000’s) .................................. $53,886 $25,161 $34,753 $39,854
Portfolio turnover rate ......................................... 245% 101% 143% 109%
*
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).
a
For the period February 10, 2023 (commencement of operations) to August 31, 2023.
b
The amount shown for a share outstanding throughout the period may not correlate with the Consolidated Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Asset Allocation Funds
Consolidated Schedule of Investments, August 31, 2026
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 29.0%
Aerospace & Defense 0.7%
Airbus SE ......................................... France 1,961 $ 447,548
a
Archer Aviation, Inc., A ............................... United States 2,143 12,387
a
Astronics Corp. ..................................... United States 193 14,218
a
Beta Technologies, Inc., A ............................. United States 1,757 35,316
Embraer SA ....................................... Brazil 10,700 193,059
a
Firefly Aerospace, Inc. ................................ United States 365 7,709
General Dynamics Corp. .............................. United States 580 215,383
General Electric Co. ................................. United States 6,379 2,141,494
Leonardo SpA ...................................... Italy 6,118 367,556
Lockheed Martin Corp. ............................... United States 4,059 2,278,033
a
Mercury Systems, Inc. ................................ United States 215 18,776
Moog, Inc., A ....................................... United States 127 47,180
Northrop Grumman Corp. ............................. United States 384 207,245
Rolls-Royce Holdings plc ............................. United Kingdom 3,820 77,638
a
Satellogic, Inc., A ................................... United States 2,222 10,821
Thales SA ......................................... France 853 241,933
a
V2X, Inc. .......................................... United States 294 22,685
VSE Corp. ........................................ United States 48 10,017
6,348,998
Air Freight & Logistics 0.4%
DHL AG .......................................... Germany 6,851 445,003
Expeditors International of Washington, Inc. ............... United States 1,139 216,011
FedEx Corp. ....................................... United States 6,803 2,227,302
Hub Group, Inc., A ................................... United States 591 23,563
United Parcel Service, Inc., B .......................... United States 2,000 208,460
3,120,339
Automobile Components 0.0%
†
a
Adient plc ......................................... United States 905 17,168
Aisin Corp. ........................................ Japan 12,400 173,911
Continental AG ..................................... Germany 1,448 119,436
Dana, Inc. ......................................... United States 1,725 51,716
Garrett Motion, Inc. .................................. Switzerland 1,352 36,437
a
Gentherm, Inc. ..................................... United States 353 13,869
Sumitomo Electric Industries Ltd. ....................... Japan 4,300 59,546
Visteon Corp. ...................................... United States 508 51,725
523,808
Automobiles 0.3%
Ford Motor Co. ..................................... United States 76,870 1,071,568
General Motors Co. .................................. United States 2,644 228,230
Isuzu Motors Ltd. ................................... Japan 2,700 38,344
Kia Corp. ......................................... South Korea 1,784 170,173
Subaru Corp. ...................................... Japan 3,700 61,345
a
Tesla, Inc. ......................................... United States 4,465 1,642,897
3,212,557
Banks 2.2%
AIB Group plc ...................................... Ireland 15,141 192,653
Al Rajhi Bank ...................................... Saudi Arabia 11,947 212,907
Ameris Bancorp .................................... United States 123 10,363
Associated Banc-Corp. ............................... United States 343 10,499
a
Axos Financial, Inc. .................................. United States 289 27,972
Banc of California, Inc. ............................... United States 577 10,744
Banco Bilbao Vizcaya Argentaria SA ..................... Spain 12,817 370,827
Banco Santander SA ................................. Spain 15,420 225,653
a
Bancorp, Inc. (The) .................................. United States 648 42,120

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Bank Hapoalim BM .................................. Israel 6,463 $ 166,877
Bank Leumi Le-Israel BM ............................. Israel 15,552 396,486
Bank of America Corp. ............................... United States 11,401 706,178
Bank of China Ltd., H ................................ China 501,000 376,042
Bank of Hawaii Corp. ................................ United States 334 25,361
BankUnited, Inc. .................................... United States 2,190 99,864
Banner Corp. ...................................... United States 141 9,890
Barclays plc ....................................... United Kingdom 69,947 463,889
BNP Paribas SA .................................... France 4,445 529,211
CaixaBank SA ...................................... Spain 2,827 43,106
Capitol Federal Financial, Inc. .......................... United States 1,905 16,402
Carter Bankshares, Inc. ............................... United States 405 12,652
Cathay General Bancorp .............................. United States 988 60,475
Central Pacific Financial Corp. ......................... United States 563 20,955
Citigroup, Inc. ...................................... United States 20,130 2,649,511
CTBC Financial Holding Co. Ltd. ........................ Taiwan 113,000 230,519
a
Customers Bancorp, Inc. .............................. United States 669 52,302
CVB Financial Corp. ................................. United States 551 12,216
Danske Bank A/S ................................... Denmark 4,837 279,601
Enterprise Financial Services Corp. ...................... United States 474 29,971
Financial Institutions, Inc. ............................. United States 299 12,115
First Bancorp ...................................... United States 2,375 66,215
First Busey Corp. ................................... United States 881 26,518
First Financial Corp. ................................. United States 165 12,916
First Horizon Corp. .................................. United States 7,977 194,001
First Merchants Corp. ................................ United States 135 5,598
Grupo Financiero Banorte SAB de CV, O .................. Mexico 20,100 227,603
Hancock Whitney Corp. ............................... United States 674 50,206
Hanmi Financial Corp. ................................ United States 574 17,794
Hope Bancorp, Inc. .................................. United States 1,210 16,686
HSBC Holdings plc, (GBP Traded) ...................... United Kingdom 33,145 678,924
HSBC Holdings plc, (HKD Traded) ...................... United Kingdom 4,800 98,782
ICICI Bank Ltd., ADR ................................ India 19,700 598,092
Independent Bank Corp. .............................. United States 366 13,355
ING Groep NV ..................................... Netherlands 7,675 271,699
International Bancshares Corp. ......................... United States 302 21,188
Intesa Sanpaolo SpA ................................. Italy 11,615 91,505
JPMorgan Chase & Co. ............................... United States 4,507 1,604,582
KB Financial Group, Inc. .............................. South Korea 2,786 349,487
Lloyds Banking Group plc ............................. United Kingdom 309,296 456,005
Mercantile Bank Corp. ................................ United States 207 12,370
Metropolitan Bank Holding Corp. ........................ United States 130 11,801
Mitsubishi UFJ Financial Group, Inc. ..................... Japan 18,000 410,376
National Bank Holdings Corp., A ........................ United States 675 27,871
National Bank of Greece SA ........................... Greece 10,199 199,325
NatWest Group plc .................................. United Kingdom 8,127 73,895
Northrim BanCorp, Inc. ............................... United States 407 10,407
Northwest Bancshares, Inc. ............................ United States 727 11,116
a
NU Holdings Ltd., A .................................. Brazil 14,530 211,411
OceanFirst Financial Corp. ............................ United States 853 16,071
OFG Bancorp ...................................... United States 1,041 54,184
Orrstown Financial Services, Inc. ....................... United States 304 12,677
OTP Bank Nyrt. ..................................... Hungary 1,453 208,989
Popular, Inc. ....................................... United States 1,266 212,929
Preferred Bank ..................................... United States 115 11,779
Shore Bancshares, Inc. ............................... United States 512 11,756
Simmons First National Corp., A ........................ United States 1,122 25,335
Societe Generale SA ................................. France 3,289 277,053

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Banks (continued)
Southern Missouri Bancorp, Inc. ........................ United States 156 $ 11,480
a
Third Coast Bancshares, Inc. .......................... United States 219 9,767
Towne Bank ....................................... United States 321 11,890
Trustmark Corp. .................................... United States 864 39,675
UniCredit SpA ...................................... Italy 4,795 467,993
United Community Banks, Inc. ......................... United States 457 15,922
Univest Financial Corp. ............................... United States 360 14,947
US Bancorp ....................................... United States 3,266 201,120
Valley National Bancorp .............................. United States 830 11,321
WaFd, Inc. ........................................ United States 435 15,556
Wells Fargo & Co. ................................... United States 10,488 906,058
Westamerica BanCorp ............................... United States 219 12,713
WSFS Financial Corp. ................................ United States 165 12,779
Zions Bancorp NA ................................... United States 3,304 220,344
15,849,427
Beverages 0.3%
Coca-Cola Consolidated, Inc. .......................... United States 1,147 224,319
Coca-Cola HBC AG ................................. Italy 3,341 205,447
Kirin Holdings Co. Ltd. ............................... Japan 9,300 177,551
a
Monster Beverage Corp. .............................. United States 20,667 949,029
PepsiCo, Inc. ...................................... United States 10,357 1,453,501
a
Vita Coco Co., Inc. (The) .............................. United States 206 12,095
3,021,942
Biotechnology 0.9%
a
ACADIA Pharmaceuticals, Inc. ......................... United States 2,295 66,348
a
Achieve Life Sciences, Inc. ............................ United States 1,784 14,165
a
ADMA Biologics, Inc. ................................. United States 930 8,733
a
Alkermes plc ....................................... United States 1,525 71,660
a
Allogene Therapeutics, Inc. ............................ United States 8,372 16,744
a
Alnylam Pharmaceuticals, Inc. .......................... United States 911 219,269
a
AnaptysBio, Inc. .................................... United States 526 29,998
a
Apogee Therapeutics, Inc. ............................. United States 86 11,617
a
Arbutus Biopharma Corp. ............................. United States 3,474 17,648
a
Arcus Biosciences, Inc. ............................... United States 422 12,356
a
Arcutis Biotherapeutics, Inc. ........................... United States 529 12,680
a
Ardelyx, Inc. ....................................... United States 2,156 8,150
a
Argenx SE ........................................ Belgium 209 214,545
a
Beam Therapeutics, Inc. .............................. United States 325 9,565
a
BioCryst Pharmaceuticals, Inc. ......................... United States 5,795 56,212
a
CareDx, Inc. ....................................... United States 668 33,473
a
Celcuity, Inc. ....................................... United States 106 9,440
a
Corvus Pharmaceuticals, Inc. .......................... United States 875 12,285
a
CRISPR Therapeutics AG ............................. Switzerland 502 28,604
a
Cytokinetics, Inc. .................................... United States 632 44,815
a
Denali Therapeutics, Inc. .............................. United States 691 16,418
a
Enanta Pharmaceuticals, Inc. .......................... United States 557 7,425
a
Erasca, Inc. ....................................... United States 671 11,997
a
Exelixis, Inc. ....................................... United States 11,734 641,146
a
Genmab A/S ....................................... Denmark 440 145,407
a
ImmunityBio, Inc. ................................... United States 2,392 19,016
a
Incyte Corp. ....................................... United States 10,086 1,242,797
a
Inhibrx Biosciences, Inc. .............................. United States 210 26,607
a
Intellia Therapeutics, Inc. .............................. United States 1,097 13,965
a
Ironwood Pharmaceuticals, Inc., A ....................... United States 5,392 22,916
a
Kiniksa Pharmaceuticals International plc, A ............... United States 183 14,389
a
Kodiak Sciences, Inc. ................................ United States 376 14,044

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Biotechnology (continued)
a
Kymera Therapeutics, Inc. ............................. United States 100 $ 11,881
a
Kyverna Therapeutics, Inc. ............................ United States 1,256 10,645
a
MeiraGTx Holdings plc ............................... United States 1,066 14,721
a
Mineralys Therapeutics, Inc. ........................... United States 902 23,154
a
Natera, Inc. ........................................ United States 969 311,979
a
Neurocrine Biosciences, Inc. ........................... United States 1,322 203,628
a
Novavax, Inc. ...................................... United States 1,600 14,992
a
Praxis Precision Medicines, Inc. ........................ United States 47 16,464
a
Precigen, Inc. ...................................... United States 2,426 16,812
a
Protagonist Therapeutics, Inc. .......................... United States 589 87,025
a
Prothena Corp. plc .................................. Ireland 1,211 11,323
Regeneron Pharmaceuticals, Inc. ....................... United States 2,849 2,276,579
a
REGENXBIO, Inc. ................................... United States 931 8,844
a
Relay Therapeutics, Inc. .............................. United States 609 11,193
a
Rhythm Pharmaceuticals, Inc. .......................... United States 552 58,584
a
Rigel Pharmaceuticals, Inc. ............................ United States 364 16,810
a
Sana Biotechnology, Inc. .............................. United States 4,519 17,489
a
SELLAS Life Sciences Group, Inc. ...................... United States 1,283 17,115
a
Shattuck Labs, Inc. .................................. United States 1,590 11,146
a
Spyre Therapeutics, Inc. .............................. United States 129 11,524
a
Stoke Therapeutics, Inc. .............................. United States 754 23,525
a
Sutro Biopharma, Inc. ................................ United States 375 7,590
a
Tango Therapeutics, Inc. .............................. United States 1,051 24,005
a
TG Therapeutics, Inc. ................................ United States 622 33,775
a
Travere Therapeutics, Inc. ............................. United States 1,200 79,536
a
Twist Bioscience Corp. ............................... United States 115 15,985
a
Ultragenyx Pharmaceutical, Inc. ........................ United States 341 8,597
a
Vertex Pharmaceuticals, Inc. ........................... United States 2,761 1,503,420
a
Vir Biotechnology, Inc. ................................ United States 1,783 19,506
a
Xenon Pharmaceuticals, Inc. ........................... Canada 313 18,849
a
Zymeworks, Inc. .................................... United States 617 18,146
7,979,276
Broadline Retail 0.9%
Alibaba Group Holding Ltd. ............................ China 31,200 445,997
a
Amazon.com, Inc. ................................... United States 27,516 7,147,831
a
Etsy, Inc. .......................................... United States 2,717 220,974
Kohl's Corp. ....................................... United States 1,430 25,483
Next plc .......................................... United Kingdom 388 81,137
a
Sea Ltd., ADR ...................................... Singapore 700 79,436
8,000,858
Building Products 0.0%
†
Apogee Enterprises, Inc. .............................. United States 285 11,132
a
Janus International Group, Inc. ......................... United States 2,029 10,064
Masco Corp. ....................................... United States 2,943 212,367
a
Resideo Technologies, Inc. ............................ United States 394 7,628
Trane Technologies plc ............................... United States 455 202,202
UFP Industries, Inc. .................................. United States 606 51,219
494,612
Capital Markets 0.8%
3i Group plc ....................................... United Kingdom 3,202 121,178
Acadian Asset Management, Inc. ....................... United States 596 56,143
Ameriprise Financial, Inc. ............................. United States 432 238,944
Bank of New York Mellon Corp. (The) .................... United States 1,463 235,953
Charles Schwab Corp. (The) ........................... United States 1,819 199,763
Evercore, Inc., A .................................... United States 3,171 908,270

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Capital Markets (continued)
Goldman Sachs Group, Inc. (The) ....................... United States 2,621 $ 2,688,884
Hong Kong Exchanges & Clearing Ltd. ................... Hong Kong 5,000 270,332
Korea Investment Holdings Co. Ltd. ..................... South Korea 659 92,051
Lazard, Inc., A ...................................... United States 4,901 211,870
Moelis & Co., A ..................................... United States 1,248 84,951
Morgan Stanley ..................................... United States 1,162 247,878
MSCI, Inc., A ....................................... United States 632 360,644
Nomura Holdings, Inc. ................................ Japan 35,800 364,504
Northern Trust Corp. ................................. United States 1,078 200,034
Schroders plc ...................................... United Kingdom 6,178 48,741
SEI Investments Co. ................................. United States 3,642 404,189
Singapore Exchange Ltd. ............................. Singapore 9,600 192,172
State Street Corp. ................................... United States 942 180,280
Stifel Financial Corp. ................................. United States 3,195 258,092
a
StoneX Group, Inc. .................................. United States 914 62,591
UBS Group AG ..................................... Switzerland 11,358 621,924
Virtus Investment Partners, Inc. ......................... United States 138 22,839
8,072,227
Chemicals 0.0%
†
Asahi Kasei Corp. ................................... Japan 19,100 195,506
Avient Corp. ....................................... United States 381 16,787
Balchem Corp. ..................................... United States 242 42,565
Cabot Corp. ....................................... United States 190 15,715
Chemours Co. (The) ................................. United States 1,379 21,457
Huntsman Corp. .................................... United States 1,665 15,951
a
Ingevity Corp. ...................................... United States 188 13,027
Innospec, Inc. ...................................... United States 256 24,028
a
Intrepid Potash, Inc. ................................. United States 353 13,651
a
LSB Industries, Inc. .................................. United States 844 9,005
LyondellBasell Industries NV, A ......................... United States 3,305 215,089
Mativ Holdings, Inc. .................................. United States 1,022 12,152
Minerals Technologies, Inc. ............................ United States 336 23,829
Mitsubishi Chemical Group Corp. ....................... Japan 18,200 136,470
a
Perimeter Solutions, Inc. .............................. United States 366 11,163
a
Rayonier Advanced Materials, Inc. ....................... United States 1,185 10,179
Sherwin-Williams Co. (The) ............................ United States 673 228,019
Toray Industries, Inc. ................................. Japan 14,900 119,515
Yara International ASA ............................... Brazil 970 47,544
1,171,652
Commercial Services & Supplies 0.0%
†
Brink's Co. (The) .................................... United States 228 24,836
a
Cimpress plc ....................................... Ireland 129 11,495
a
CoreCivic, Inc. ..................................... United States 517 17,175
a
OPENLANE, Inc. ................................... United States 526 18,726
Securitas AB, B ..................................... Sweden 4,662 73,852
Veralto Corp. ....................................... United States 2,212 218,037
364,121
Communications Equipment 0.1%
Accton Technology Corp. .............................. Taiwan 3,000 192,068
a
Calix, Inc. ......................................... United States 568 21,652
a
Ciena Corp. ....................................... United States 2,184 836,035
Cisco Systems, Inc. ................................. United States 1,930 213,246
a
Extreme Networks, Inc. ............................... United States 2,504 56,315
a
NETGEAR, Inc. ..................................... United States 425 8,993
a
NetScout Systems, Inc. ............................... United States 385 14,950

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Communications Equipment (continued)
Nokia OYJ ........................................ Finland 12,941 $ 131,617
Telefonaktiebolaget LM Ericsson, B ...................... Sweden 39,531 400,364
Ubiquiti, Inc. ....................................... United States 407 240,138
a
Viasat, Inc. ........................................ United States 261 17,557
Vistance Networks, Inc. ............................... United States 1,251 7,894
2,140,829
Construction & Engineering 0.0%
†
Argan, Inc. ........................................ United States 104 44,199
a
Centuri Holdings, Inc. ................................ United States 356 7,266
Comfort Systems USA, Inc. ............................ United States 126 194,748
a
Fluor Corp. ........................................ United States 223 12,156
a
Legence Corp., A ................................... United States 216 11,571
a
NWPX Infrastructure, Inc. ............................. United States 233 25,611
Tutor Perini Corp. ................................... United States 762 67,452
Valmont Industries, Inc. ............................... United States 418 196,318
559,321
Construction Materials 0.0%
†
Holcim AG ........................................ France 1,223 107,249
Consumer Finance 0.1%
American Express Co. ............................... United States 1,574 519,688
Bread Financial Holdings, Inc. .......................... United States 704 73,547
a
Credit Acceptance Corp. .............................. United States 378 226,702
a
Enova International, Inc. .............................. United States 273 61,895
a
Happen, Inc. ....................................... United States 3,303 58,067
PROG Holdings, Inc. ................................. United States 793 30,237
970,136
Consumer Staples Distribution & Retail 0.3%
Andersons, Inc. (The) ................................ United States 174 11,287
Costco Wholesale Corp. .............................. United States 331 312,428
Dollar General Corp. ................................. United States 1,684 213,447
a
Dollar Tree, Inc. .................................... United States 1,632 206,595
Ingles Markets, Inc., A ................................ United States 368 30,102
Koninklijke Ahold Delhaize NV .......................... Netherlands 6,119 217,846
Target Corp. ....................................... United States 4,703 756,619
a
United Natural Foods, Inc. ............................. United States 339 14,869
Walmart, Inc. ...................................... United States 9,476 993,748
2,756,941
Containers & Packaging 0.0%
†
Crown Holdings, Inc. ................................. United States 2,042 237,668
Greif, Inc., A ....................................... United States 171 14,150
251,818
Distributors 0.0%
†
a
GigaCloud Technology, Inc., A .......................... United States 478 23,197
Gold.com, Inc. ..................................... United States 285 12,816
36,013
Diversified Consumer Services 0.0%
†
a
Coursera, Inc. ...................................... United States 6,567 42,817
a
Frontdoor, Inc. ..................................... United States 167 13,505
a
Laureate Education, Inc. .............................. United States 1,733 65,039

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Diversified Consumer Services (continued)
Perdoceo Education Corp. ............................ United States 463 $ 15,390
136,751
Diversified REITs 0.0%
†
American Assets Trust, Inc. ............................ United States 512 11,500
Broadstone Net Lease, Inc. ............................ United States 544 11,348
Global Net Lease, Inc. ................................ United States 4,517 41,466
64,314
Diversified Telecommunication Services 0.2%
AT&T, Inc. ......................................... United States 8,686 224,881
a
Bandwidth, Inc., A ................................... United States 166 8,039
Comcast Corp., A ................................... United States 8,767 233,378
Deutsche Telekom AG ................................ Germany 14,889 489,308
IDT Corp., B ....................................... United States 509 34,724
Iridium Communications, Inc. .......................... United States 4,160 195,437
a
Lumen Technologies, Inc. ............................. United States 4,574 28,587
Telenor ASA ....................................... Norway 6,541 95,975
Telstra Group Ltd. ................................... Australia 106,582 356,366
Verizon Communications, Inc. .......................... United States 4,787 239,446
1,906,141
Electric Utilities 0.4%
Constellation Energy Corp. ............................ United States 793 217,893
Edison International ................................. United States 8,229 444,201
Enel SpA ......................................... Italy 43,343 473,972
Iberdrola SA ....................................... Spain 43 1,001
Kansai Electric Power Co., Inc. (The) .................... Japan 11,700 205,238
NRG Energy, Inc. ................................... United States 1,842 202,841
PG&E Corp. ....................................... United States 124,432 1,651,213
Portland General Electric Co. .......................... United States 437 21,352
TXNM Energy, Inc. .................................. United States 287 16,534
3,234,245
Electrical Equipment 0.5%
ABB Ltd. .......................................... Switzerland 6,007 588,239
Allient, Inc. ........................................ United States 353 33,186
Atkore, Inc. ........................................ United States 163 15,271
a
Bloom Energy Corp., A ............................... United States 7,052 1,454,828
Contemporary Amperex Technology Co. Ltd., A ............. China 3,100 167,520
a
Energy Vault Holdings, Inc. ............................ United States 4,353 14,800
EnerSys .......................................... United States 362 66,557
a
Fluence Energy, Inc. ................................. United States 646 6,983
a
FuelCell Energy, Inc. ................................. United States 774 13,336
Fuji Electric Co. Ltd. ................................. Japan 400 34,364
Fujikura Ltd. ....................................... Japan 1,600 54,553
Harbin Electric Co. Ltd., H ............................. China 58,000 123,838
a
Hyliion Holdings Corp. ................................ United States 4,139 14,362
Hyosung Heavy Industries Corp. ........................ South Korea 60 128,965
Mitsubishi Electric Corp. .............................. Japan 9,300 322,029
a
Nidec Corp. ....................................... Japan 3,600 57,892
a
NuScale Power Corp., A .............................. United States 1,317 12,209
Preformed Line Products Co. .......................... United States 34 13,629
a
Shoals Technologies Group, Inc., A ...................... United States 1,088 7,529
Siemens Energy AG ................................. Germany 1,818 299,438
a
Sunrun, Inc. ....................................... United States 887 7,602
Vertiv Holdings Co., A ................................ United States 2,861 740,198

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
a
Vicor Corp. ........................................ United States 845 $ 158,590
4,335,918
Electronic Equipment, Instruments & Components 0.0%
†
a
Aeva Technologies, Inc. .............................. United States 745 11,667
a
Arlo Technologies, Inc. ............................... United States 1,721 22,631
Bel Fuse, Inc., A .................................... United States 48 9,829
Corning, Inc. ....................................... United States 1,393 207,181
Delta Electronics, Inc. ................................ Taiwan 2,000 116,030
Elite Material Co. Ltd. ................................ Taiwan 1,000 172,760
Hon Hai Precision Industry Co. Ltd. ...................... Taiwan 16,000 126,029
a
Insight Enterprises, Inc. ............................... United States 126 19,785
a
Itron, Inc. ......................................... United States 241 23,379
a
Keysight Technologies, Inc. ............................ United States 624 201,365
Murata Manufacturing Co. Ltd. ......................... Japan 700 31,108
a
nLight, Inc. ........................................ United States 690 29,166
a
Ouster, Inc. ........................................ United States 596 20,526
a
Plexus Corp. ....................................... United States 92 22,031
Samsung Electro-Mechanics Co. Ltd. .................... South Korea 166 175,068
a
Sanmina Corp. ..................................... United States 1,087 213,835
Unimicron Technology Corp. ........................... Taiwan 4,000 125,877
Vishay Intertechnology, Inc. ............................ United States 640 19,475
Yokogawa Electric Corp. .............................. Japan 3,900 123,993
1,671,735
Energy Equipment & Services 0.0%
†
Baker Hughes Co., A ................................. United States 3,184 202,343
a
Forum Energy Technologies, Inc. ........................ United States 652 53,444
Halliburton Co. ..................................... United States 5,739 211,482
Liberty Energy, Inc., A ................................ United States 554 10,919
a
National Energy Services Reunited Corp. ................. United States 1,163 40,833
a
Oceaneering International, Inc. ......................... United States 1,472 76,191
a
Oil States International, Inc. ........................... United States 2,872 25,331
Patterson-UTI Energy, Inc. ............................ United States 1,498 18,935
a
ProPetro Holding Corp. ............................... United States 755 8,577
TechnipFMC plc .................................... United Kingdom 2,781 217,335
a
Transocean Ltd. .................................... United States 8,228 47,805
913,195
Entertainment 0.6%
Cinemark Holdings, Inc. .............................. United States 401 14,280
a
Netflix, Inc. ........................................ United States 29,159 2,363,337
a
ROBLOX Corp., A ................................... United States 5,451 225,072
a
Roku, Inc., A ....................................... United States 9,041 1,418,804
a
Spotify Technology SA ................................ United States 1,063 577,868
a
Stubhub Holdings, Inc., A ............................. United States 840 5,359
4,604,720
Financial Services 0.9%
a
Berkshire Hathaway, Inc., B ............................ United States 1,325 667,840
Bladex, Inc., E ..................................... Panama 343 18,495
a
Chime Financial, Inc., A ............................... United States 28,552 945,357
Essent Group Ltd. ................................... United States 272 18,376
FirstRand Ltd. ...................................... South Africa 34,616 204,906
Investor AB, B ...................................... Sweden 10,588 455,534
Jackson Financial, Inc., A ............................. United States 672 89,665
M&G plc .......................................... United Kingdom 20,657 97,337
Mastercard, Inc., A .................................. United States 6,009 3,541,164

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
MGIC Investment Corp. ............................... United States 9,968 $ 305,519
a
NMI Holdings, Inc., A ................................. United States 460 20,401
ORIX Corp. ........................................ Japan 5,400 210,092
Pagseguro Digital Ltd., A .............................. Brazil 6,330 57,097
a
Payoneer Global, Inc. ................................ United States 1,974 14,035
PayPal Holdings, Inc. ................................ United States 8,914 469,456
PennyMac Financial Services, Inc. ...................... United States 219 16,011
a
Sezzle, Inc. ........................................ United States 77 9,282
StoneCo Ltd., A ..................................... Brazil 3,572 34,648
7,175,215
Food Products 0.2%
Ajinomoto Co., Inc. .................................. Japan 8,000 268,945
Archer-Daniels-Midland Co. ........................... United States 2,718 220,946
Cal-Maine Foods, Inc. ................................ United States 538 42,459
Dole plc .......................................... United States 1,873 25,941
JBS NV, A ......................................... United States 34,366 461,879
Nestle SA ......................................... Switzerland 7,687 747,749
a
Seneca Foods Corp., A ............................... United States 217 43,029
b
WH Group Ltd., 144A, Reg S .......................... Hong Kong 248,500 234,574
2,045,522
Gas Utilities 0.0%
†
New Jersey Resources Corp. .......................... United States 976 52,060
Northwest Natural Holding Co. ......................... United States 340 16,684
ONE Gas, Inc. ..................................... United States 821 65,081
Osaka Gas Co. Ltd. ................................. Japan 3,400 122,472
Spire, Inc. ......................................... United States 118 9,657
Tokyo Gas Co. Ltd. .................................. Japan 4,100 158,526
424,480
Health Care Equipment & Supplies 0.2%
Abbott Laboratories .................................. United States 2,000 220,720
a
AtriCure, Inc. ....................................... United States 389 18,808
a
Axogen, Inc. ....................................... United States 958 48,628
BioMerieux ........................................ France 439 38,185
a
Butterfly Network, Inc. ................................ United States 1,398 11,030
a
Cerus Corp. ....................................... United States 5,500 14,520
a
Dexcom, Inc. ....................................... United States 7,679 699,250
a
Glaukos Corp. ...................................... United States 316 56,741
a
Haemonetics Corp. .................................. United States 152 15,667
Hoya Corp. ........................................ Japan 2,900 444,065
a
IDEXX Laboratories, Inc. .............................. United States 414 230,470
a
Inspire Medical Systems, Inc. .......................... United States 208 13,102
a
Insulet Corp. ....................................... United States 1,423 211,543
a
IRhythm Holdings, Inc. ............................... United States 141 16,771
a
Lantheus Holdings, Inc. ............................... United States 103 10,399
a
LivaNova plc ....................................... United States 585 46,689
a
Novocure Ltd. ...................................... United States 2,545 44,919
Olympus Corp. ..................................... Japan 3,600 47,527
a
Varex Imaging Corp. ................................. United States 1,039 19,211
2,208,245
Health Care Providers & Services 0.3%
a
agilon health, Inc. ................................... United States 139 12,217
a
Alignment Healthcare, Inc. ............................ United States 468 6,271
a
AMN Healthcare Services, Inc. ......................... United States 1,000 34,280
a
BrightSpring Health Services, Inc. ....................... United States 197 11,505

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Health Care Providers & Services (continued)
a
Castle Biosciences, Inc. .............................. United States 1,218 $ 40,231
a
Centene Corp. ..................................... United States 5,916 380,635
Chemed Corp. ..................................... United States 413 214,227
Cigna Group (The) .................................. United States 767 211,753
a
Clover Health Investments Corp., A ...................... United States 6,370 26,436
CVS Health Corp. ................................... United States 2,142 201,155
Elevance Health, Inc. ................................ United States 530 208,046
a
GeneDx Holdings Corp., A ............................. United States 149 12,637
HCA Healthcare, Inc. ................................. United States 508 210,541
a
HealthEquity, Inc. ................................... United States 117 11,295
a
Hims & Hers Health, Inc. .............................. United States 631 18,665
a
Hinge Health, Inc., A ................................. United States 195 18,049
Humana, Inc. ...................................... United States 565 216,525
McKesson Corp. .................................... United States 253 223,986
a
Omada Health, Inc. .................................. United States 759 18,633
a
Progyny, Inc. ....................................... United States 681 17,427
a
Starling Oncology, Inc. ............................... United States 2,116 12,506
UnitedHealth Group, Inc. .............................. United States 1,817 707,558
Universal Health Services, Inc., B ....................... United States 1,691 288,028
3,102,606
Health Care REITs 0.0%
†
CareTrust REIT, Inc. ................................. United States 907 35,328
Diversified Healthcare Trust ........................... United States 1,648 12,475
LTC Properties, Inc. ................................. United States 289 11,652
National Health Investors, Inc. .......................... United States 220 15,644
75,099
Health Care Technology 0.0%
†
a
Doximity, Inc., A .................................... United States 8,460 225,967
a
HeartFlow, Inc. ..................................... United States 344 17,334
a
Phreesia, Inc. ...................................... United States 2,659 32,466
a
Teladoc Health, Inc. ................................. United States 2,909 18,443
a
Veeva Systems, Inc., A ............................... United States 876 250,264
544,474
Hotel & Resort REITs 0.2%
Apple Hospitality REIT, Inc. ............................ United States 721 11,500
Chatham Lodging Trust ............................... United States 1,266 16,496
DiamondRock Hospitality Co. .......................... United States 1,079 13,282
Host Hotels & Resorts, Inc. ............................ United States 56,514 1,239,352
Ryman Hospitality Properties, Inc. ....................... United States 441 55,901
Sunstone Hotel Investors, Inc. .......................... United States 7,240 80,871
Xenia Hotels & Resorts, Inc. ........................... United States 634 11,887
1,429,289
Hotels, Restaurants & Leisure 0.6%
a
Airbnb, Inc., A ...................................... United States 12,293 2,252,323
Aristocrat Leisure Ltd. ................................ Australia 6,619 287,797
a
BJ's Restaurants, Inc. ................................ United States 478 30,396
a
Bloomin' Brands, Inc. ................................ United States 2,316 23,855
Booking Holdings, Inc. ............................... United States 5,169 1,029,096
Brightstar Lottery plc ................................. United States 2,070 23,329
a
Brinker International, Inc. ............................. United States 354 80,889
Cheesecake Factory, Inc. (The) ......................... United States 109 11,934
a
Chipotle Mexican Grill, Inc., A .......................... United States 6,138 233,428
Compass Group plc ................................. United Kingdom 4,878 148,447
Cracker Barrel Old Country Store, Inc. .................... United States 227 12,539

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Hotels, Restaurants & Leisure (continued)
InterContinental Hotels Group plc ....................... United States 1,373 $ 220,334
a
Life Time Group Holdings, Inc. ......................... United States 171 7,185
Monarch Casino & Resort, Inc. ......................... United States 109 13,129
Red Rock Resorts, Inc., A ............................. United States 175 9,828
Texas Roadhouse, Inc., A ............................. United States 1,720 336,432
a
Viking Holdings Ltd. ................................. United States 2,081 179,257
4,900,198
Household Durables 0.0%
†
a
Hovnanian Enterprises, Inc., A .......................... United States 147 18,247
KB Home ......................................... United States 222 11,833
a
M/I Homes, Inc. ..................................... United States 313 46,578
Panasonic Holdings Corp. ............................. Japan 4,900 136,633
a
Sonos, Inc. ........................................ United States 3,243 50,591
Sony Group Corp. ................................... Japan 1,600 39,538
Toll Brothers, Inc. ................................... United States 1,511 216,753
520,173
Household Products 0.2%
Colgate-Palmolive Co. ............................... United States 20,544 1,845,262
Oil-Dri Corp. of America .............................. United States 300 26,994
Procter & Gamble Co. (The) ........................... United States 1,408 204,329
Reckitt Benckiser Group plc ........................... United Kingdom 3,520 243,096
2,319,681
Independent Power and Renewable Electricity Producers 0.1%
a,c
Glow Energy PCL ................................... Thailand 35,800 —
a
Hallador Energy Co. ................................. United States 1,066 17,674
RWE AG .......................................... Germany 928 63,120
a
Talen Energy Corp. .................................. United States 603 178,343
Vistra Corp. ........................................ United States 3,281 450,711
709,848
Industrial Conglomerates 0.3%
3M Co. ........................................... United States 10,103 1,735,998
Hitachi Ltd. ........................................ Japan 10,400 353,067
Siemens AG ....................................... Germany 114 37,792
Smiths Group plc ................................... United Kingdom 2,869 100,271
2,227,128
Industrial REITs 0.0%
†
LXP Industrial Trust .................................. United States 937 56,885
Insurance 0.4%
Aflac, Inc. ......................................... United States 1,843 213,512
Allianz SE ......................................... Germany 982 512,128
Allstate Corp. (The) .................................. United States 813 209,591
American International Group, Inc. ...................... United States 2,857 218,161
AXA SA ........................................... France 7,877 393,305
Axis Capital Holdings Ltd. ............................. United States 1,913 188,966
a
Baldwin Insurance Group, Inc. (The), A ................... United States 2,091 64,507
China Pacific Insurance Group Co. Ltd., H ................. China 61,000 234,701
CNO Financial Group, Inc. ............................ United States 1,163 63,721
a
Genworth Financial, Inc., A ............................ United States 6,070 60,336
Globe Life, Inc. ..................................... United States 1,020 176,123
Hamilton Insurance Group Ltd., B ....................... United States 1,692 59,491
Hanover Insurance Group, Inc. (The) ..................... United States 1,044 236,059
a
Heritage Insurance Holdings, Inc. ....................... United States 879 29,552

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Insurance (continued)
Horace Mann Educators Corp. ......................... United States 334 $ 16,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Germany 443 266,283
NN Group NV ...................................... Netherlands 383 34,626
a
Oscar Health, Inc., A ................................. United States 695 20,822
Powszechny Zaklad Ubezpieczen SA .................... Poland 9,311 185,215
Primerica, Inc. ...................................... United States 662 190,424
Progressive Corp. (The) .............................. United States 11,997 2,616,306
QBE Insurance Group Ltd. ............................ Australia 15,976 254,037
a
Rasan Information Technology Co. ...................... Saudi Arabia 2,459 89,529
a
SiriusPoint Ltd. ..................................... United States 1,140 27,577
Talanx AG ......................................... Germany 1,083 156,882
Universal Insurance Holdings, Inc. ....................... United States 355 15,258
Unum Group ....................................... United States 2,299 214,313
6,748,422
Interactive Media & Services 1.9%
Alphabet, Inc., A .................................... United States 31,310 10,625,048
a
Cargurus, Inc., A .................................... United States 1,245 44,397
a
EverQuote, Inc., A ................................... United States 1,145 29,129
Meta Platforms, Inc., A ............................... United States 8,919 5,104,700
a
Nextdoor Holdings, Inc. ............................... United States 6,562 14,765
a
Pinterest, Inc., A .................................... United States 9,508 206,419
Tencent Holdings Ltd. ................................ China 12,400 712,196
16,736,654
IT Services 0.3%
a
Fastly, Inc., A ...................................... United States 1,033 23,542
Fujitsu Ltd. ........................................ Japan 14,900 357,696
a
GoDaddy, Inc., A .................................... United States 2,232 218,468
Indra Sistemas SA .................................. Spain 504 35,826
NEC Corp. ........................................ Japan 5,500 167,707
VeriSign, Inc. ...................................... United States 4,234 1,220,578
2,023,817
Leisure Products 0.1%
Bandai Namco Holdings, Inc. .......................... Japan 9,200 329,512
Hasbro, Inc. ....................................... United States 2,593 244,001
Polaris, Inc. ........................................ United States 953 61,507
635,020
Life Sciences Tools & Services 0.0%
†
a
10X Genomics, Inc., A ................................ United States 1,088 67,946
a
CryoPort, Inc. ...................................... United States 1,105 17,680
Mesa Laboratories, Inc. ............................... United States 138 17,646
b
WuXi AppTec Co. Ltd., H, 144A, Reg S ................... China 9,700 233,601
336,873
Machinery 0.7%
a
3D Systems Corp. ................................... United States 4,068 13,343
Alamo Group, Inc. ................................... United States 71 11,685
Albany International Corp., A ........................... United States 198 10,975
Astec Industries, Inc. ................................. United States 196 8,340
Atlas Copco AB, B ................................... Sweden 4,383 81,448
Atmus Filtration Technologies, Inc. ...................... United States 1,057 49,922
a
Blue Bird Corp. ..................................... United States 255 14,828
Caterpillar, Inc. ..................................... United States 3,507 2,796,727
Cummins, Inc. ...................................... United States 3,789 2,138,512

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Daimler Truck Holding AG ............................. Germany 4,563 $ 247,100
Douglas Dynamics, Inc. ............................... United States 245 10,062
ESCO Technologies, Inc. .............................. United States 72 19,658
FANUC Corp. ...................................... Japan 800 29,977
Federal Signal Corp. ................................. United States 90 10,530
Franklin Electric Co., Inc. ............................. United States 108 10,810
GEA Group AG ..................................... Germany 2,448 190,559
Helios Technologies, Inc. .............................. United States 203 14,823
Kennametal, Inc. .................................... United States 503 14,758
Knorr-Bremse AG ................................... Germany 520 63,581
Komatsu Ltd. ...................................... Japan 2,400 110,993
Lincoln Electric Holdings, Inc. .......................... United States 729 205,017
Makita Corp. ....................................... Japan 1,000 33,038
Mueller Water Products, Inc., A ......................... United States 644 15,546
a
Proto Labs, Inc. ..................................... United States 600 48,036
Schindler Holding AG ................................ Switzerland 541 175,832
Techtronic Industries Co. Ltd. .......................... Hong Kong 17,500 300,972
Terex Corp. ........................................ United States 176 11,178
Toro Co. (The) ..................................... United States 2,278 222,811
b
VAT Group AG, 144A, Reg S ........................... Switzerland 47 34,906
Wartsila OYJ Abp ................................... Finland 3,578 115,578
Weichai Power Co. Ltd., A ............................. China 26,500 106,869
Yangzijiang Shipbuilding Holdings Ltd. .................... China 16,600 63,059
7,181,473
Marine Transportation 0.0%
†
Kuehne + Nagel International AG ....................... Switzerland 482 128,486
Matson, Inc. ....................................... United States 378 84,978
SITC International Holdings Co. Ltd. ..................... China 27,000 164,190
377,654
Media 0.1%
a
AppLovin Corp., A ................................... United States 702 219,066
Fox Corp., B ....................................... United States 10,204 614,485
a
Ibotta, Inc., A ....................................... United States 316 11,758
a
Magnite, Inc. ....................................... United States 718 16,866
New York Times Co. (The), A ........................... United States 3,404 228,987
a
PubMatic, Inc., A .................................... United States 1,735 28,853
1,120,015
Metals & Mining 0.4%
Anglo American plc .................................. South Africa 714 40,477
Anglogold Ashanti plc, (USD Traded) ..................... Australia 2,531 284,282
Anglogold Ashanti plc, (ZAR Traded) ..................... Australia 2,054 230,718
BHP Group Ltd. .................................... Australia 13,244 622,888
Boliden AB ........................................ Sweden 1,348 79,298
a
Century Aluminum Co. ............................... United States 603 27,599
Commercial Metals Co. ............................... United States 233 15,721
a
Compass Minerals International, Inc. ..................... United States 386 9,596
a
Constellium SE, A ................................... United States 2,073 54,789
Ferroglobe plc ...................................... United States 3,386 13,916
Fortescue Ltd. ...................................... Australia 21,404 270,941
Freeport-McMoRan, Inc. .............................. United States 26,579 2,013,093
Fresnillo plc ....................................... Mexico 2,806 117,656
Glencore plc ....................................... Australia 13,515 107,850
a
Hycroft Mining Holding Corp., A ......................... United States 637 14,925
a
Idaho Strategic Resources, Inc. ......................... United States 433 14,090
Kaiser Aluminum Corp. ............................... United States 257 40,806

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Metals & Mining (continued)
Materion Corp. ..................................... United States 43 $ 10,151
a
McEwen, Inc. ...................................... Canada 1,038 20,926
a
Metallus, Inc. ...................................... United States 626 12,220
Mitsui Kinzoku Co. Ltd. ............................... Japan 1,000 181,145
Newmont Corp. ..................................... United States 6,651 838,425
Norsk Hydro ASA ................................... Norway 7,152 72,207
SSR Mining, Inc. .................................... Canada 549 20,648
SunCoke Energy, Inc. ................................ United States 1,809 18,687
a
USA Rare Earth, Inc. ................................. United States 902 16,074
Warrior Met Coal, Inc. ................................ United States 311 33,663
Zijin Mining Group Co. Ltd., H .......................... China 52,000 242,470
5,425,261
Mortgage Real Estate Investment Trusts (REITs) 0.0%
†
Chimera Investment Corp. ............................. United States 769 8,813
Ladder Capital Corp., A ............................... United States 1,674 16,405
MFA Financial, Inc. .................................. United States 1,139 10,046
35,264
Multi-Utilities 0.2%
Avista Corp. ....................................... United States 1,233 45,818
Black Hills Corp. .................................... United States 671 48,097
Northwestern Energy Group, Inc. ....................... United States 228 15,768
Public Service Enterprise Group, Inc. .................... United States 19,192 1,407,349
1,517,032
Office REITs 0.0%
†
COPT Defense Properties ............................. United States 310 11,160
Empire State Realty Trust, Inc., A ....................... United States 1,908 8,643
19,803
Oil, Gas & Consumable Fuels 1.3%
BP plc ............................................ United States 29,428 210,492
California Resources Corp. ............................ United States 304 16,121
a
Centrus Energy Corp., A .............................. United States 66 11,312
Chevron Corp. ..................................... United States 12,751 2,628,491
CVR Energy, Inc. ................................... United States 398 16,660
Delek US Holdings, Inc. .............................. United States 226 16,801
DHT Holdings, Inc. .................................. United States 723 14,171
Dorian LPG Ltd. .................................... United States 360 18,014
ENEOS Holdings, Inc. ................................ Japan 6,500 54,197
Eni SpA .......................................... Italy 3,177 86,845
Equinor ASA ....................................... Norway 8,769 376,107
ExxonMobil Holdings Corp. ............................ United States 14,152 2,277,764
a
Gulfport Energy Corp. ................................ United States 98 17,586
HF Sinclair Corp. ................................... United States 3,180 323,120
Idemitsu Kosan Co. Ltd. .............................. Japan 13,300 117,780
International Seaways, Inc. ............................ United States 148 14,599
Murphy Oil Corp. .................................... United States 821 29,901
a
Par Pacific Holdings, Inc. ............................. United States 191 15,265
PBF Energy, Inc., A .................................. United States 233 17,007
Peabody Energy Corp. ............................... United States 376 11,163
PetroChina Co. Ltd., H ............................... China 212,000 274,751
Phillips 66 ......................................... United States 1,117 275,430
Repsol SA ......................................... Spain 3,913 124,804
Scorpio Tankers, Inc. ................................. Monaco 760 59,934
Shell plc .......................................... United States 1,242 56,904
SM Energy Co. ..................................... United States 335 12,455

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Oil, Gas & Consumable Fuels (continued)
Teekay Corp. Ltd. ................................... United States 2,189 $ 28,807
Teekay Tankers Ltd., A ............................... Canada 819 73,415
TotalEnergies SE ................................... France 6,344 558,995
Valero Energy Corp. ................................. United States 5,745 2,061,995
a
Vista Energy SAB de CV, ADR ......................... Argentina 1,800 128,628
World Kinect Corp. .................................. United States 423 15,122
9,944,636
Paper & Forest Products 0.0%
†
Sylvamo Corp. ..................................... United States 277 9,950
Passenger Airlines 0.0%
†
a
Allegiant Travel Co. .................................. United States 342 26,009
International Consolidated Airlines Group SA ............... United Kingdom 44,229 256,652
a
Joby Aviation, Inc. ................................... United States 3,191 21,826
Qantas Airways Ltd. ................................. Australia 35,998 241,913
a
SkyWest, Inc. ...................................... United States 621 58,784
a
United Airlines Holdings, Inc. ........................... United States 1,689 182,395
787,579
Personal Care Products 0.0%
†
APR Corp. ........................................ South Korea 415 140,532
a
Herbalife Ltd. ...................................... United States 1,699 18,672
L'Oreal SA ........................................ France 214 95,285
254,489
Pharmaceuticals 1.3%
a
Alumis, Inc. ........................................ United States 511 11,145
a
Amneal Pharmaceuticals, Inc. .......................... United States 1,164 20,335
a
Amylyx Pharmaceuticals, Inc. .......................... United States 640 21,600
a
Arvinas, Inc. ....................................... United States 2,853 26,248
AstraZeneca plc .................................... United Kingdom 716 115,432
a
Axsome Therapeutics, Inc. ............................ United States 964 191,373
Bristol-Myers Squibb Co. .............................. United States 16,421 1,097,087
a
Corcept Therapeutics, Inc. ............................ United States 2,246 254,584
a
Crinetics Pharmaceuticals, Inc. ......................... United States 140 11,893
Daiichi Sankyo Co. Ltd. ............................... Japan 11,900 213,109
a
Definium Therapeutics, Inc. ............................ United States 259 10,287
Eli Lilly & Co. ...................................... United States 3,299 3,816,052
a
Enliven Therapeutics, Inc. ............................. United States 230 13,315
GSK plc .......................................... United Kingdom 20,158 506,965
a
Indivior Pharmaceuticals, Inc. .......................... United States 439 15,334
Ipsen SA .......................................... France 801 151,702
Johnson & Johnson ................................. United States 802 213,212
a
Lexicon Pharmaceuticals, Inc. .......................... United States 5,458 12,280
a
Maze Therapeutics, Inc. .............................. United States 763 20,273
Merck & Co., Inc. ................................... United States 21,815 3,223,384
a
Nektar Therapeutics ................................. United States 472 33,691
Novartis AG ....................................... United States 4,621 702,861
Novo Nordisk A/S, B ................................. Denmark 3,122 141,389
Roche Holding AG .................................. United States 1,939 845,251
Sanofi SA ......................................... United States 5,731 509,538
a
Supernus Pharmaceuticals, Inc. ........................ United States 892 39,435
a
Theravance Biopharma, Inc. ........................... United States 1,422 24,231
a
Trevi Therapeutics, Inc. ............................... United States 641 10,641
UCB SA .......................................... Belgium 237 59,327
12,311,974

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Professional Services 0.2%
Broadridge Financial Solutions, Inc. ...................... United States 1,266 $ 230,893
Computershare Ltd. ................................. Australia 1,255 35,731
a
ExlService Holdings, Inc. .............................. United States 5,615 213,819
Exponent, Inc. ...................................... United States 621 44,097
a
Innodata, Inc. ...................................... United States 110 6,206
Kforce, Inc. ........................................ United States 228 13,128
Korn Ferry ........................................ United States 388 33,193
a
Legalzoom.com, Inc. ................................. United States 4,124 25,693
Maximus, Inc. ...................................... United States 173 9,994
Paycom Software, Inc. ............................... United States 1,001 239,339
a
Paylocity Holding Corp. ............................... United States 2,331 373,473
Recruit Holdings Co. Ltd. ............................. Japan 5,700 645,546
a
Upwork, Inc. ....................................... United States 5,449 49,204
Wolters Kluwer NV .................................. Netherlands 1,168 96,087
2,016,403
Real Estate Management & Development 0.3%
a
CBRE Group, Inc., A ................................. United States 10,249 1,494,407
a
Cushman & Wakefield Ltd. ............................ United States 3,989 53,812
a
Jones Lang LaSalle, Inc. .............................. United States 2,198 804,182
Newmark Group, Inc., A .............................. United States 2,435 37,085
a
Opendoor Technologies, Inc. ........................... United States 4,071 13,027
2,402,513
Residential REITs 0.0%
†
Invitation Homes, Inc. ................................ United States 7,001 204,009
Mid-America Apartment Communities, Inc. ................ United States 1,727 222,524
426,533
Retail REITs 0.0%
†
Alexander's, Inc. .................................... United States 56 15,213
Brixmor Property Group, Inc. ........................... United States 7,154 206,679
CBL & Associates Properties, Inc. ....................... United States 361 19,743
Kite Realty Group Trust ............................... United States 434 11,197
Scentre Group ..................................... Australia 42,776 109,920
Simon Property Group, Inc. ............................ United States 950 201,704
Tanger, Inc. ........................................ United States 437 16,479
Urban Edge Properties ............................... United States 737 15,595
596,530
Semiconductors & Semiconductor Equipment 4.7%
a
ACM Research, Inc., A ............................... China 303 22,064
a
Advanced Micro Devices, Inc. .......................... United States 1,484 698,548
Advantest Corp. .................................... Japan 1,500 313,931
a
Aehr Test Systems .................................. United States 380 30,123
a
Ambarella, Inc. ..................................... United States 504 34,968
a
Ambiq Micro, Inc. ................................... United States 192 11,196
Applied Materials, Inc. ................................ United States 5,584 2,559,650
ASE Technology Holding Co. Ltd. ....................... Taiwan 9,000 165,787
ASML Holding NV ................................... Netherlands 793 1,344,954
a
Axcelis Technologies, Inc. ............................. United States 156 17,991
a
AXT, Inc. .......................................... United States 561 34,002
Broadcom, Inc. ..................................... United States 9,548 3,536,006
a
CEVA, Inc. ........................................ United States 261 7,060
a
Cirrus Logic, Inc. .................................... United States 1,849 202,484
a
Everspin Technologies, Inc. ............................ United States 586 9,522
a
Ichor Holdings Ltd. .................................. United States 120 6,428
a
Impinj, Inc. ........................................ United States 77 13,423

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Semiconductors & Semiconductor Equipment (continued)
a
Intel Corp. ......................................... United States 7,108 $ 636,237
a
Kioxia Holdings Corp. ................................ Japan 600 185,516
KLA Corp. ......................................... United States 7,059 1,238,502
Kulicke & Soffa Industries, Inc. ......................... Singapore 332 26,580
Lam Research Corp. ................................. United States 8,283 2,497,242
a
MaxLinear, Inc., A ................................... United States 564 33,789
MediaTek, Inc. ..................................... Taiwan 2,000 247,448
Micron Technology, Inc. ............................... United States 4,342 4,162,806
Nanya Technology Corp. .............................. Taiwan 4,000 68,424
NAURA Technology Group Co. Ltd., A .................... China 1,100 114,485
a
Navitas Semiconductor Corp., A ........................ United States 1,503 17,420
NVIDIA Corp. ...................................... United States 75,531 16,675,734
QUALCOMM, Inc. ................................... United States 9,246 1,576,258
a
Rigetti Computing, Inc. ............................... United States 641 10,038
SCREEN Holdings Co. Ltd. ............................ Japan 3,300 277,688
a
Silicon Laboratories, Inc. .............................. United States 77 16,867
SK Hynix, Inc. ...................................... South Korea 736 890,772
a
SK Hynix, Inc., ADR ................................. South Korea 900 148,122
STMicroelectronics NV ............................... Singapore 718 35,934
Taiwan Semiconductor Manufacturing Co. Ltd. ............. Taiwan 36,000 2,705,467
Tokyo Electron Ltd. .................................. Japan 600 210,001
a
Ultra Clean Holdings, Inc. ............................. United States 120 8,140
40,791,607
Software 2.3%
a
ACI Worldwide, Inc. .................................. United States 311 16,570
a
Adobe, Inc. ........................................ United States 8,927 2,613,736
a
Alarm.com Holdings, Inc. ............................. United States 248 14,275
a
Appian Corp., A ..................................... United States 477 20,487
a
Arteris, Inc. ........................................ United States 1,257 27,503
a
Atlassian Corp., A ................................... United States 2,150 417,466
a
C3.ai, Inc., A ....................................... United States 1,240 13,417
a
Cerence, Inc. ...................................... United States 2,764 23,328
a
Check Point Software Technologies Ltd. .................. Israel 700 97,237
a
Cipher Digital, Inc. ................................... United States 1,271 19,701
Clear Secure, Inc., A ................................. United States 496 21,898
a
Commvault Systems, Inc. ............................. United States 311 42,769
a
Core Scientific, Inc. .................................. United States 592 9,650
a
DocuSign, Inc., A ................................... United States 4,166 276,081
a
Dropbox, Inc., A .................................... United States 6,783 238,694
a
D-Wave Quantum, Inc. ............................... United States 918 15,790
a
Elastic NV ......................................... United States 2,500 243,875
a
Fortinet, Inc. ....................................... United States 3,777 645,603
a
HubSpot, Inc. ...................................... United States 954 249,337
a
Hut 8 Corp. ........................................ United States 408 32,085
InterDigital, Inc. ..................................... United States 113 37,858
Intuit, Inc. ......................................... United States 720 258,696
a
LiveRamp Holdings, Inc. .............................. United States 1,252 47,225
a
Manhattan Associates, Inc. ............................ United States 1,409 314,475
Microsoft Corp. ..................................... United States 19,914 10,102,173
a
Nutanix, Inc., A ..................................... United States 4,320 296,222
OneSpan, Inc. ...................................... United States 849 14,025
a
PagerDuty, Inc. ..................................... United States 6,304 89,139
a
Palantir Technologies, Inc., A ........................... United States 14,138 2,635,040
Pegasystems, Inc. ................................... United States 6,645 244,602
a
Q2 Holdings, Inc. ................................... United States 221 14,374
a
Qualys, Inc. ....................................... United States 72 13,402
a
Rapid7, Inc. ....................................... United States 2,108 28,374

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Software (continued)
RingCentral, Inc., A .................................. United States 4,922 $ 342,670
a
Riot Platforms, Inc. .................................. United States 901 17,114
Sage Group plc (The) ................................ United Kingdom 5,370 78,498
SAP SE .......................................... Germany 687 151,202
a
Teradata Corp. ..................................... United States 531 15,399
a
Varonis Systems, Inc., B .............................. United States 378 16,545
a
Weave Communications, Inc. .......................... United States 1,870 13,670
a
Workiva, Inc., A ..................................... United States 234 18,720
19,788,925
Specialized REITs 0.1%
American Tower Corp. ................................ United States 3,010 528,857
Farmland Partners, Inc. ............................... United States 852 8,767
Outfront Media, Inc. ................................. United States 2,107 61,904
599,528
Specialty Retail 0.3%
a
Abercrombie & Fitch Co., A ............................ United States 641 91,714
American Eagle Outfitters, Inc. ......................... United States 824 13,703
Avolta AG ......................................... Switzerland 674 37,973
Buckle, Inc. (The) ................................... United States 216 9,202
Caleres, Inc. ....................................... United States 897 10,925
H & M Hennes & Mauritz AB, B ......................... Sweden 7,675 140,210
Ross Stores, Inc. ................................... United States 906 207,057
a
Sally Beauty Holdings, Inc. ............................ United States 891 14,595
a
Stitch Fix, Inc., A .................................... United States 2,998 9,504
TJX Cos., Inc. (The) ................................. United States 16,767 2,245,269
a
Urban Outfitters, Inc. ................................. United States 216 17,429
a
Victoria's Secret & Co. ............................... United States 560 47,830
a
Wayfair, Inc., A ..................................... United States 2,123 210,750
3,056,161
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc. ........................................ United States 48,422 15,342,511
Asia Vital Components Co. Ltd. ......................... Taiwan 1,000 107,935
a
Eastman Kodak Co. ................................. United States 1,524 13,686
a
Everpure, Inc., A .................................... United States 2,534 235,535
Lenovo Group Ltd. .................................. China 54,000 206,890
Samsung Electronics Co. Ltd. .......................... South Korea 7,539 1,423,234
a
Sandisk Corp. ...................................... United States 153 239,705
Western Digital Corp. ................................ United States 1,515 682,583
18,252,079
Textiles, Apparel & Luxury Goods 0.1%
adidas AG ......................................... Germany 929 162,712
Asics Corp. ........................................ Japan 7,400 207,518
Carter's, Inc. ....................................... United States 1,096 35,499
a
Deckers Outdoor Corp. ............................... United States 7,628 664,246
a
Figs, Inc., A ........................................ United States 1,165 17,871
G-III Apparel Group Ltd. .............................. United States 432 14,079
LVMH Moet Hennessy Louis Vuitton SE .................. France 66 34,602
Movado Group, Inc. ................................. United States 304 10,254
Pandora A/S ....................................... Denmark 1,265 166,926
1,313,707
Tobacco 0.3%
Altria Group, Inc. .................................... United States 13,661 935,505

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Tobacco (continued)
Imperial Brands plc .................................. United Kingdom 7,701 $ 263,120
Philip Morris International, Inc. ......................... United States 10,513 1,969,085
3,167,710
Trading Companies & Distributors 0.2%
AerCap Holdings NV ................................. United States 1,800 262,692
a
BlueLinx Holdings, Inc. ............................... United States 343 27,313
Boise Cascade Co. .................................. United States 290 22,623
Fastenal Co. ....................................... United States 4,444 219,134
McGrath RentCorp .................................. United States 102 11,469
Mitsubishi Corp. .................................... Japan 2,700 80,909
a
NPK International, Inc. ............................... United States 688 9,137
Rexel SA ......................................... France 2,509 104,584
WW Grainger, Inc. ................................... United States 575 752,957
a
Xometry, Inc., A ..................................... United States 188 17,426
1,508,244
Transportation Infrastructure 0.0%
†
International Container Terminal Services, Inc. .............. Philippines 16,790 238,111
Water Utilities 0.0%
†
American States Water Co. ............................ United States 199 17,769
California Water Service Group ......................... United States 249 12,443
Cia de Saneamento Basico do Estado de Sao Paulo SABESP .. Brazil 17,300 84,404
114,616
Wireless Telecommunication Services 0.1%
Etihad Etisalat Co. .................................. Saudi Arabia 9,576 169,888
Far EasTone Telecommunications Co. Ltd. ................ Taiwan 35,000 111,422
MTN Group Ltd. .................................... South Africa 11,109 130,289
SoftBank Group Corp. ................................ Japan 1,300 41,879
Vodafone Group plc ................................. United Kingdom 181,006 290,119
743,597
Total Common Stocks (Cost $251,249,053) ...................................
270,070,166
Management Investment Companies 0.7%
Capital Markets 0.7%
a
iShares MSCI India ETF .............................. United States 17,300 859,810
a
iShares MSCI India Small-Cap ETF ...................... United States 6,700 481,596
State Street SPDR S&P 500 ETF Trust ................... United States 5,566 4,269,400
State Street SPDR S&P MidCap 400 ETF Trust ............. United States 839 576,502
6,187,308
Total Management Investment Companies (Cost $6,208,518) ...................
6,187,308
Convertible Preferred Stocks 0.1%
Aerospace & Defense 0.0%
†
Boeing Co. (The), 6% ................................ United States 5,039 326,729
Capital Markets 0.0%
†
KKR & Co., Inc., D, 6.25% ............................. United States 6,900 335,478
Interactive Media & Services 0.1%
Alphabet, Inc., A, 6.25% .............................. United States 4,543 220,154

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country Shares
a
Value
a a a a a a
Convertible Preferred Stocks
(continued)
Interactive Media & Services (continued)
Alphabet, Inc., B, 6.25% .............................. United States 4,543 $ 218,064
438,218
Software 0.0%
†
Oracle Corp., D, 6.5% ................................ United States 1,462 68,246
Total Convertible Preferred Stocks (Cost $1,207,052) ..........................
1,168,671
Preferred Stocks 0.0%
†
Banks 0.0%
†
d
Itau Unibanco Holding SA, 4.59% ....................... Brazil 30,200 230,337
Total Preferred Stocks (Cost $241,675) .......................................
230,337
Rights
Rights 0.0%
†
Biotechnology 0.0%
†
a,c
Akero Therapeutics, Inc., CVR, 6/30/31 ................... United States 344 224
a,c
Blueprint Medicines Corp., CVR, 12/31/28 ................. United States 101 46
a,c
Icosavax, Inc., CVR, 2/19/31 ........................... United Kingdom 230 69
a,c,e
Pfizer, Inc., CVR, 3/31/32 ............................. United States 105 515
a,c
Sage Therapeutics, Inc., CVR, 12/31/30 .................. United States 1,071 —
854
Total Rights (Cost $856) ....................................................
854
Principal
Amount
*
Convertible Bonds 0.2%
Consumer Staples Distribution & Retail 0.1%
Chefs' Warehouse, Inc. (The) , Senior Note , 2.375% , 12/15/28 ..
United States 214,000 548,867
Health Care REITs 0.0%
†
b
Welltower OP LLC , Senior Note , 144A, 3.125% , 7/15/29 ...... United States 175,000 326,367
Health Care Technology 0.0%
†
Teladoc Health, Inc. , Senior Note , 1.25% , 6/01/27 ...........
United States 70,000 68,250
Hotels, Restaurants & Leisure 0.0%
†
f
DoorDash, Inc. , Senior Note , 0.839% , 5/15/30 .............. United States 300,000 321,225
Oil, Gas & Consumable Fuels 0.1%
b
Crescent Energy Co. , Senior Note , 144A, 2.75% , 3/15/31 ..... United States 315,000 365,006
Pharmaceuticals 0.0%
†
b
Zoetis, Inc. , Senior Note , 144A, 0.25% , 6/15/29 ............. United States 290,000 265,785
Semiconductors & Semiconductor Equipment 0.0%
†
b
Onto Innovation, Inc. , Senior Note , 144A, Zero Cpn., 6/01/31 ... United States 240,000 260,160
Software 0.0%
†
Guidewire Software, Inc. , Senior Note , 1.25% , 11/01/29 .......
United States 74,000 83,694
Total Convertible Bonds (Cost $1,948,484) ...................................
2,239,354
Corporate Bonds 27.2%
Aerospace & Defense 1.4%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ....................
United States 50,000 51,873

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Aerospace & Defense (continued)
b
Axon Enterprise, Inc. ,
Senior Note, 144A, 6.125%, 3/15/30 ................... United States 55,000 $ 56,033
Senior Note, 144A, 6.25%, 3/15/33 .................... United States 425,000 432,692
b
BAE Systems plc ,
Senior Bond, 144A, 5.3%, 3/26/34 ..................... United Kingdom 1,400,000 1,399,881
Senior Note, 144A, 5.125%, 3/26/29 ................... United Kingdom 400,000 403,543
Boeing Co. (The) ,
Senior Bond, 2.95%, 2/01/30 ......................... United States 519,000 485,144
Senior Bond, 3.6%, 5/01/34 .......................... United States 161,000 142,377
Senior Bond, 3.25%, 2/01/35 ......................... United States 45,000 38,189
Senior Bond, 3.5%, 3/01/39 .......................... United States 80,000 63,535
Senior Bond, 6.875%, 3/15/39 ........................ United States 480,000 523,801
Senior Bond, 3.9%, 5/01/49 .......................... United States 671,000 478,013
Senior Bond, 6.858%, 5/01/54 ........................ United States 479,000 513,521
Senior Bond, 3.95%, 8/01/59 ......................... United States 768,000 515,701
Senior Bond, 5.93%, 5/01/60 ......................... United States 115,000 107,488
Senior Note, 6.259%, 5/01/27 ........................ United States 7,000 7,076
b
Bombardier, Inc. ,
Senior Bond, 144A, 7.45%, 5/01/34 .................... Canada 565,000 620,907
Senior Note, 144A, 8.75%, 11/15/30 ................... Canada 295,000 311,074
Senior Note, 144A, 7%, 6/01/32 ...................... Canada 5,000 5,173
Senior Note, 144A, 6.75%, 6/15/33 .................... Canada 45,000 46,520
Senior Note, 144A, 5.875%, 1/15/35 ................... Canada 135,000 134,119
b
Carpenter Technology Corp. , Senior Note , 144A, 5.625% , 3/01/34 United States 465,000 458,628
b
Efesto Bidco SpA Efesto US LLC , XR , Senior Secured Note ,
144A, 7.5% , 2/15/32 ............................... Italy 625,000 635,341
Honeywell Aerospace, Inc. ,
Senior Bond, 5.732%, 3/16/56 ........................ United States 190,000 180,662
Senior Bond, 5.852%, 3/16/66 ........................ United States 125,000 119,036
Senior Note, 4.6%, 3/16/33 .......................... United States 165,000 159,589
Senior Note, 4.95%, 3/16/36 ......................... United States 335,000 321,984
Howmet Aerospace, Inc. ,
Senior Bond, 4.75%, 4/15/36 ......................... United States 75,000 71,452
Senior Bond, 5.95%, 2/01/37 ......................... United States 1,508,000 1,564,183
Senior Note, 3%, 1/15/29 ........................... United States 37,000 35,538
Spirit AeroSystems, Inc. , Senior Bond , 4.6% , 6/15/28 ........
United States 115,000 114,675
b
TransDigm, Inc. ,
Senior Secured Note, 144A, 6.875%, 12/15/30 ........... United States 145,000 148,757
Senior Secured Note, 144A, 7.125%, 12/01/31 ........... United States 15,000 15,520
Senior Secured Note, 144A, 6.625%, 3/01/32 ............ United States 300,000 306,742
Senior Secured Note, 144A, 6%, 1/15/33 ................ United States 495,000 496,065
Senior Secured Note, 144A, 6.25%, 1/31/34 ............. United States 20,000 20,235
Senior Sub. Note, 144A, 6.75%, 1/31/34 ................ United States 435,000 442,156
11,427,223
Automobile Components 0.4%
b
Adient Global Holdings Ltd. , Senior Note , 144A, 8.25% , 4/15/31 United States 115,000 119,934
b
Clarios Global LP / Clarios US Finance Co. , Senior Note , 144A,
6.75% , 9/15/32 ................................... United States 420,000 428,129
b
Dexko Global, Inc. , Senior Note , 144A, 7.5% , 4/15/32 ........ United States 462,400 388,505
b
Forvia SE , Senior Note , 144A, 6.75% , 9/15/33 .............. France 735,000 736,845
b,g
IHO Verwaltungs GmbH ,
Senior Secured Note, 144A, PIK, 7.75%, 11/15/30 ......... Germany 400,000 416,086
Senior Secured Note, 144A, PIK, 8%, 11/15/32 ........... Germany 590,000 623,897

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Automobile Components (continued)
b,g
IHO Verwaltungs GmbH, (continued)
Senior Secured Note, 144A, PIK, 7.375%, 5/15/33 ......... Germany 200,000 $ 208,389
2,921,785
Automobiles 0.2%
b
Hyundai Capital America ,
Senior Bond, 144A, 6.375%, 4/08/30 ................... United States 867,000 898,199
Senior Note, 144A, 6.5%, 1/16/29 ..................... United States 140,000 144,494
Senior Note, 144A, 5.35%, 3/19/29 .................... United States 90,000 90,689
Senior Note, 144A, 4.55%, 9/26/29 .................... United States 50,000 49,352
Senior Note, 144A, 5.4%, 1/08/31 ..................... United States 46,000 46,277
Senior Note, 144A, 5.4%, 6/23/32 ..................... United States 35,000 35,051
b
Nissan Motor Co. Ltd. , Senior Bond , 144A, 8.125% , 7/17/35 ... Japan 445,000 472,804
1,736,866
Banks 1.7%
b
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/24/30, FRN thereafter , 11/25/35 .............. Australia 445,000 395,459
Banco Santander SA , Sub. Bond , 6.921% , 8/08/33 ..........
Spain 400,000 424,558
Bank of America Corp. ,
Senior Bond, 2.496% to 2/12/30, FRN thereafter, 2/13/31 ... United States 675,000 620,782
Senior Bond, 5.468% to 1/22/34, FRN thereafter, 1/23/35 ... United States 173,000 173,412
Senior Note, 5.162% to 1/23/30, FRN thereafter, 1/24/31 .... United States 430,000 431,623
Sub. Bond, 5.425% to 8/14/34, FRN thereafter, 8/15/35 ..... United States 917,000 900,840
Sub. Bond, 6.11%, 1/29/37 .......................... United States 100,000 102,592
Sub. Bond, 3.846% to 3/07/32, FRN thereafter, 3/08/37 ..... United States 1,061,000 974,749
Bank of Montreal , Sub. Bond , 3.803% to 12/14/27, FRN
thereafter , 12/15/32 ................................ Canada 39,000 38,358
Bank of Nova Scotia (The) , Junior Sub. Bond , 7.35% to 4/26/30,
FRN thereafter , 4/27/85 ............................. Canada 400,000 412,219
b
Banque Federative du Credit Mutuel SA , Senior Preferred Note ,
144A, 4.541% , 1/15/31 .............................. France 400,000 388,111
Barclays plc , Senior Note , 5.367% to 2/24/30, FRN thereafter ,
2/25/31 ......................................... United Kingdom 400,000 401,596
b
CaixaBank SA , Senior Non-Preferred Note , 144A, 5.673% to
3/14/29, FRN thereafter , 3/15/30 ...................... Spain 600,000 609,075
Citigroup, Inc. ,
h
Junior Sub. Bond, 6.625% to 2/14/31, FRN thereafter,
Perpetual ....................................... United States 105,000 106,552
h
CC, Junior Sub. Bond, 7.125% to 8/14/29, FRN thereafter,
Perpetual ....................................... United States 417,000 426,752
h
GG, Junior Sub. Bond, 6.875% to 8/14/30, FRN thereafter,
Perpetual ....................................... United States 532,000 539,417
Senior Note, 4.503% to 9/10/30, FRN thereafter, 9/11/31 .... United States 571,000 557,226
Sub. Bond, 6.174% to 5/24/33, FRN thereafter, 5/25/34 ..... United States 332,000 340,221
Sub. Bond, 4.75%, 5/18/46 .......................... United States 503,000 413,941
b
Commonwealth Bank of Australia , Sub. Bond , 144A, 5.837% ,
3/13/34 ......................................... Australia 695,000 699,098
Fifth Third Bancorp ,
Senior Note, 6.339% to 7/26/28, FRN thereafter, 7/27/29 .... United States 138,000 141,849
Senior Note, 4.895% to 9/05/29, FRN thereafter, 9/06/30 .... United States 245,000 243,808
JPMorgan Chase & Co. ,
i
W, Junior Sub. Bond, FRN, 5.002%, (3-month SOFR +
1.262%), 5/15/47 ................................. United States 78,000 71,182
Senior Bond, 5.502% to 1/23/35, FRN thereafter, 1/24/36 ... United States 64,000 63,963
Senior Note, 5.14% to 1/23/30, FRN thereafter, 1/24/31 ..... United States 164,000 164,533

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Banks (continued)
JPMorgan Chase & Co., (continued)
Senior Note, 5.041% to 7/22/31, FRN thereafter, 7/23/32 .... United States 190,000 $ 188,842
Sub. Bond, 2.956% to 5/12/30, FRN thereafter, 5/13/31 ..... United States 1,180,000 1,094,613
Sub. Bond, 5.717% to 9/13/32, FRN thereafter, 9/14/33 ..... United States 1,228,000 1,245,036
Sub. Bond, 5.576% to 7/22/35, FRN thereafter, 7/23/36 ..... United States 1,117,000 1,112,092
Sub. Bond, 5.803% to 7/22/36, FRN thereafter, 7/23/41 ..... United States 200,000 197,883
Lloyds Banking Group plc , Sub. Bond , 3.369% to 12/13/41, FRN
thereafter , 12/14/46 ................................ United Kingdom 200,000 141,831
PNC Financial Services Group, Inc. (The) ,
Senior Bond, 5.373% to 7/20/35, FRN thereafter, 7/21/36 ... United States 29,000 28,592
Sub. Bond, 4.626% to 6/05/32, FRN thereafter, 6/06/33 ..... United States 817,000 781,291
Toronto-Dominion Bank (The) , Junior Sub. Bond , 8.125% to
10/30/27, FRN thereafter , 10/31/82 ..................... Canada 200,000 206,650
Truist Financial Corp. , Senior Bond , 5.711% to 1/23/34, FRN
thereafter , 1/24/35 ................................. United States 289,000 290,797
US Bancorp , Sub. Bond , 2.491% to 11/02/31, FRN thereafter ,
11/03/36 ........................................ United States 179,000 154,317
Wells Fargo & Co. , Senior Note , 4.844% to 5/19/31, FRN
thereafter , 5/20/32 ................................. United States 465,000 457,841
Wells Fargo Bank NA , Sub. Bond , 6.6% , 1/15/38 ............
United States 500,000 533,586
Westpac Banking Corp. ,
Sub. Bond, 4.421%, 7/24/39 ......................... Australia 66,000 57,730
Sub. Bond, 2.963%, 11/16/40 ........................ Australia 344,000 246,749
16,379,766
Beverages 0.0%
†
Keurig Dr. Pepper, Inc. , Senior Bond , 5.3% , 3/15/34 .........
United States 220,000 217,080
Biotechnology 0.6%
AbbVie, Inc. ,
Senior Bond, 4.75%, 3/15/36 ......................... United States 25,000 23,836
Senior Bond, 5.3%, 9/15/36 .......................... United States 130,000 128,623
Senior Bond, 6%, 9/15/56 ........................... United States 85,000 84,525
Senior Note, 4.4%, 3/15/33 .......................... United States 70,000 67,131
Amgen, Inc. ,
Senior Bond, 5.25%, 3/02/33 ......................... United States 290,000 290,293
Senior Bond, 5.65%, 3/02/53 ......................... United States 305,000 284,445
Senior Note, 5.25%, 3/02/30 ......................... United States 640,000 645,916
Biogen, Inc. , Senior Bond , 2.25% , 5/01/30 .................
United States 965,000 874,992
b
Genmab A/S / Genmab Finance LLC ,
Senior Note, 144A, 7.25%, 12/15/33 ................... Denmark 200,000 208,491
Senior Secured Note, 144A, 6.25%, 12/15/32 ............ Denmark 1,035,000 1,050,871
b
Grifols SA ,
Senior Note, Reg S, 3.875%, 10/15/28 ................. Spain 210,000 EUR 242,213
Senior Note, 144A, 4.75%, 10/15/28 ................... Spain 915,000 902,503
Regeneron Pharmaceuticals, Inc. , Senior Bond , 1.75% , 9/15/30
United States 995,000 874,860
5,678,699
Broadline Retail 0.3%
Amazon.com, Inc. ,
Senior Bond, 4.875%, 3/13/36 ........................ United States 302,000 287,222
Senior Bond, 6%, 7/09/46 ........................... United States 450,000 438,361
Senior Bond, 5.8%, 3/13/56 .......................... United States 40,000 36,922
Senior Bond, 6.05%, 3/13/76 ......................... United States 270,000 249,406
Senior Note, 4.55%, 3/13/33 ......................... United States 205,000 197,501

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Broadline Retail (continued)
Amazon.com, Inc., (continued)
Senior Note, 5.1%, 7/09/33 .......................... United States 360,000 $ 356,022
b
Kohl's Corp. , Senior Secured Note , 144A, 10% , 6/01/30 ...... United States 30,000 32,382
b
Wayfair LLC ,
Senior Secured Note, 144A, 7.25%, 10/31/29 ............ United States 75,000 77,709
Senior Secured Note, 144A, 7.75%, 9/15/30 ............. United States 690,000 727,087
Senior Secured Note, 144A, 6.75%, 11/15/32 ............ United States 390,000 401,545
2,804,157
Building Products 0.1%
Carlisle Cos., Inc. , Senior Bond , 5.25% , 9/15/35 ............
United States 175,000 171,079
b
JH North America Holdings, Inc. , Senior Secured Note , 144A,
5.875% , 1/31/31 ................................... United States 310,000 312,261
b
Quikrete Holdings, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/32 ......................................... United States 605,000 612,829
b
Standard Building Solutions, Inc. , Senior Note , 144A, 6.5% ,
8/15/32 ......................................... United States 310,000 311,850
b
Standard Industries, Inc. , Senior Bond , 144A, 4.375% , 7/15/30 . United States 130,000 123,673
1,531,692
Capital Markets 0.9%
Ares Capital Corp. , Senior Note , 7% , 1/15/27 ..............
United States 77,000 77,585
b
Aretec Group, Inc. , Senior Secured Note , 144A, 10% , 8/15/30 .. United States 23,000 24,251
Blackstone Private Credit Fund , Senior Note , 3.25% , 3/15/27 ..
United States 93,000 92,167
Charles Schwab Corp. (The) , Senior Note , 5.108% to 8/11/31,
FRN thereafter , 8/12/32 ............................. United States 410,000 408,119
Deutsche Bank AG , Senior Non-Preferred Note , 2.311% to
11/15/26, FRN thereafter , 11/16/27 ..................... Germany 254,000 252,760
Goldman Sachs Group, Inc. (The) ,
Senior Bond, 5.065% to 1/20/36, FRN thereafter, 1/21/37 ... United States 430,000 408,451
Senior Bond, 5.425% to 6/02/36, FRN thereafter, 6/03/37 ... United States 180,000 175,373
Senior Bond, 5.655% to 7/20/36, FRN thereafter, 7/21/37 ... United States 140,000 138,746
Senior Note, 4.153% to 10/20/28, FRN thereafter, 10/21/29 .. United States 382,000 376,008
Senior Note, 5.094% to 4/19/33, FRN thereafter, 4/20/34 .... United States 150,000 146,372
Intercontinental Exchange, Inc. , Senior Note , 4.35% , 6/15/29 ...
United States 261,000 258,122
Jefferies Financial Group, Inc. , Senior Note , 4.5% , 9/15/26 ....
United States 170,000 169,982
b
KKR Group Finance Co. VI LLC , Senior Bond , 144A, 3.75% ,
7/01/29 ......................................... United States 303,000 292,516
LPL Holdings, Inc. ,
Senior Note, 6.75%, 11/17/28 ........................ United States 91,000 94,235
Senior Note, 5.2%, 3/15/30 .......................... United States 106,000 105,816
b
Senior Note, 144A, 4%, 3/15/29 ...................... United States 680,000 659,946
Morgan Stanley ,
Senior Bond, 5.073% to 1/29/36, FRN thereafter, 1/30/37 ... United States 70,000 66,761
Senior Bond, 5.605% to 7/16/36, FRN thereafter, 7/17/37 ... United States 190,000 188,188
Senior Bond, 5.9% to 3/12/46, FRN thereafter, 3/13/47 ..... United States 265,000 258,183
Senior Note, 5.123% to 1/31/28, FRN thereafter, 2/01/29 .... United States 247,000 248,400
Senior Note, 5.23% to 1/14/30, FRN thereafter, 1/15/31 ..... United States 1,061,000 1,065,000
Senior Note, 4.493% to 1/15/31, FRN thereafter, 1/16/32 .... United States 70,000 67,861
Senior Note, 4.708% to 3/11/31, FRN thereafter, 3/12/32 .... United States 385,000 375,903
Sub. Bond, 5.948% to 1/18/33, FRN thereafter, 1/19/38 ..... United States 654,000 661,841
Sub. Bond, 5.942% to 2/06/34, FRN thereafter, 2/07/39 ..... United States 712,000 715,232
b
MSCI, Inc. , Senior Bond , 144A, 3.625% , 9/01/30 ............ United States 585,000 548,592
S&P Global, Inc. , Senior Bond , 2.5% , 12/01/29 .............
United States 555,000 517,078
b
Stonex Escrow Issuer LLC , Secured Note , 144A, 6.875% , 7/15/32 United States 795,000 808,831

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Capital Markets (continued)
b
UBS Group AG , Senior Note , 144A, 5.428% to 2/07/29, FRN
thereafter , 2/08/30 ................................. Switzerland 200,000 $ 202,128
9,404,447
Chemicals 0.4%
b
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding
Corp. , Senior Secured Note , 144A, 9.75% , 3/01/33 ......... United States 650,000 652,086
b,j
Braskem Netherlands Finance BV , Senior Bond , 144A, 8% ,
10/15/34 ........................................ Brazil 210,000 118,259
b
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ... United States 775,000 757,318
FMC Corp. , Sub. Bond , 8.45% to 10/31/30, FRN thereafter ,
11/01/55 ........................................ United States 125,000 92,460
b
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 United States 870,000 925,753
b
SCIH Salt Holdings, Inc. ,
Senior Note, 144A, 8%, 8/15/32 ...................... United States 520,000 525,921
Senior Secured Note, 144A, 6.625%, 8/15/31 ............ United States 250,000 252,660
3,324,457
Commercial Services & Supplies 0.6%
b
Aramark Services, Inc. , Senior Bond , 144A, 5% , 2/01/28 ...... United States 95,000 94,964
b
Clean Harbors, Inc. , Senior Note , 144A, 6.375% , 2/01/31 ..... United States 310,000 314,528
b
GFL Environmental, Inc. , Senior Note , 144A, 6.75% , 1/15/31 ... United States 155,000 157,713
b
Madison IAQ LLC , Senior Secured Note , 144A, 4.125% , 6/30/28 United States 45,000 44,381
b
Neptune Bidco US, Inc. ,
Senior Secured Note, 144A, 9.29%, 4/15/29 ............. United States 330,000 338,234
Senior Secured Note, 144A, 9.5%, 2/15/33 .............. United States 600,000 616,795
Republic Services, Inc. ,
Senior Note, 5%, 11/15/29 ........................... United States 307,000 308,830
Senior Note, 4.75%, 7/15/31 ......................... United States 121,000 119,942
b
RR Donnelley & Sons Co. , Senior Secured Note , 144A, 9.5% ,
8/01/29 ......................................... United States 955,000 995,786
b
Veritiv Operating Co. , Senior Secured Note , 144A, 10.5% ,
11/30/30 ........................................ United States 250,000 261,415
Waste Connections, Inc. ,
Senior Bond, 5%, 3/01/34 ........................... United States 865,000 849,581
Senior Bond, 4.8%, 7/15/36 .......................... United States 315,000 299,746
b
Waste Pro USA, Inc. , Senior Note , 144A, 7% , 2/01/33 ........ United States 615,000 629,392
b
Wrangler Holdco Corp. , Senior Note , 144A, 6.625% , 4/01/32 ... Canada 445,000 449,474
5,480,781
Communications Equipment 0.2%
Motorola Solutions, Inc. ,
Senior Bond, 2.3%, 11/15/30 ......................... United States 407,000 364,111
Senior Bond, 5.4%, 4/15/34 .......................... United States 440,000 435,666
Senior Bond, 5.65%, 8/17/36 ......................... United States 150,000 149,482
Senior Note, 4.85%, 8/15/30 ......................... United States 37,000 36,689
b
Viasat, Inc. , Senior Note , 144A, 7.5% , 5/30/31 .............. United States 1,250,000 1,256,420
2,242,368
Construction & Engineering 0.0%
†
b
Arcosa, Inc. , Senior Note , 144A, 6.875% , 8/15/32 ........... United States 325,000 336,806
MasTec, Inc. , Senior Note , 5.9% , 6/15/29 .................
United States 226,000 230,454
567,260

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction Materials 0.1%
Martin Marietta Materials, Inc. ,
Senior Bond, 5.625%, 8/15/36 ........................ United States 145,000 $ 145,066
Senior Bond, 6.375%, 8/15/56 ........................ United States 55,000 56,209
Senior Note, 5.2%, 1/30/32 .......................... United States 205,000 205,094
Senior Note, 5.4%, 1/30/34 .......................... United States 315,000 315,060
721,429
Consumer Finance 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust ,
Senior Bond, 3.3%, 1/30/32 .......................... Ireland 655,000 591,457
Senior Note, 5.1%, 1/19/29 .......................... Ireland 150,000 150,452
Senior Note, 4.125%, 2/28/29 ........................ Ireland 450,000 441,705
b
Aircastle Ltd. / Aircastle Ireland DAC , Senior Note , 144A, 5.25% ,
3/15/30 ......................................... United States 150,000 149,714
Ally Financial, Inc. , Senior Bond , 8% , 11/01/31 .............
United States 226,000 248,552
American Express Co. , Senior Note , 5.098% to 2/15/27, FRN
thereafter , 2/16/28 ................................. United States 295,000 295,819
b
Avolon Holdings Funding Ltd. ,
Senior Note, 144A, 5.75%, 11/15/29 ................... Ireland 147,000 149,180
Senior Note, 144A, 4.9%, 10/10/30 .................... Ireland 1,035,000 1,017,038
Capital One Financial Corp. ,
Senior Note, 4.493% to 9/10/30, FRN thereafter, 9/11/31 .... United States 105,000 102,249
Senior Note, 7.624% to 10/29/30, FRN thereafter, 10/30/31 .. United States 371,000 402,225
Sub. Bond, 2.359% to 7/28/31, FRN thereafter, 7/29/32 ..... United States 385,000 331,163
b
Encore Capital Group, Inc. ,
Senior Secured Note, 144A, 8.5%, 5/15/30 .............. United States 815,000 864,733
Senior Secured Note, 144A, 6.625%, 6/01/32 ............ United States 200,000 200,724
b
FirstCash, Inc. ,
Senior Note, 144A, 6.875%, 3/01/32 ................... United States 505,000 515,566
Senior Note, 144A, 6.125%, 5/01/34 ................... United States 430,000 425,543
Ford Motor Credit Co. LLC , Senior Note , 5.8% , 3/05/27 .......
United States 205,000 206,026
General Motors Financial Co., Inc. ,
Senior Bond, 5.45%, 9/06/34 ......................... United States 205,000 201,011
Senior Note, 4.2%, 10/27/28 ......................... United States 40,000 39,471
Senior Note, 5.8%, 1/07/29 .......................... United States 105,000 106,961
Senior Note, 4.9%, 10/06/29 ......................... United States 221,000 220,298
b
Jefferson Capital Holdings LLC ,
Senior Note, 144A, 9.5%, 2/15/29 ..................... United States 95,000 99,477
Senior Note, 144A, 8.25%, 5/15/30 .................... United States 925,000 969,128
b
Macquarie Airfinance Holdings Ltd. ,
Senior Note, 144A, 5.15%, 3/17/30 .................... United Kingdom 657,000 651,174
Senior Note, 144A, 6.5%, 3/26/31 ..................... United Kingdom 86,000 89,126
OneMain Finance Corp. ,
Senior Bond, 5.375%, 11/15/29 ....................... United States 110,000 108,478
Senior Note, 7.5%, 5/15/31 .......................... United States 70,000 71,922
Senior Note, 7.125%, 11/15/31 ....................... United States 915,000 928,930
Senior Note, 6.5%, 3/15/33 .......................... United States 50,000 48,944
b
PRA Group, Inc. , Senior Note , 144A, 8.875% , 1/31/30 ........ United States 545,000 566,130
10,193,196
Consumer Staples Distribution & Retail 0.2%
b
7-Eleven, Inc. ,
Senior Bond, 144A, 1.8%, 2/10/31 ..................... United States 30,000 25,993
Senior Note, 144A, 1.3%, 2/10/28 ..................... United States 734,000 698,792

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Consumer Staples Distribution & Retail (continued)
b
Alimentation Couche-Tard, Inc. , Senior Bond , 144A, 3.55% ,
7/26/27 ......................................... Canada 146,000 $ 144,855
b
US Foods, Inc. ,
Senior Note, 144A, 7.25%, 1/15/32 .................... United States 325,000 335,999
Senior Note, 144A, 5.75%, 4/15/33 .................... United States 230,000 229,026
1,434,665
Containers & Packaging 0.2%
AptarGroup, Inc. , Senior Note , 4.75% , 3/30/31 .............
United States 230,000 225,744
Berry Global, Inc. , Senior Secured Note , 1.65% , 1/15/27 ......
United States 143,000 141,494
b
CANPACK Group, Inc. / CANPACK SA , Senior Note , 144A, 6% ,
5/15/31 ......................................... United States 200,000 200,807
b
Clydesdale Acquisition Holdings, Inc. , Senior Secured Note ,
144A, 6.75% , 4/15/32 ............................... United States 675,000 659,607
b
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/30 ................... United States 315,000 314,767
Senior Secured Note, 144A, 7.875%, 4/15/30 ............ United States 90,000 91,834
b
Toucan FinCo Ltd. / Toucan FinCo Can, Inc. / Toucan FinCo US
LLC , Senior Secured Note , 144A, 9.5% , 5/15/30 ........... Canada 705,000 674,917
WestRock MWV LLC , Senior Bond , 8.2% , 1/15/30 ...........
United States 310,000 340,046
2,649,216
Distributors 0.1%
b
Gates Corp. , Senior Note , 144A, 6.875% , 7/01/29 ........... United States 655,000 668,978
Diversified Consumer Services 0.0%
†
Service Corp. International , Senior Note , 4% , 5/15/31 ........
United States 220,000 206,901
Diversified REITs 0.1%
Equinix Asia Financing Corp. Pte. Ltd. , Senior Note , 4.4% ,
3/15/31 ......................................... United States 320,000 308,244
VICI Properties LP ,
Senior Bond, 5.75%, 4/01/34 ......................... United States 90,000 89,180
Senior Bond, 5.75%, 10/15/36 ........................ United States 120,000 116,705
Senior Note, 4.75%, 2/15/28 ......................... United States 115,000 114,806
Senior Note, 5.125%, 11/15/31 ....................... United States 13,000 12,719
b
VICI Properties LP / VICI Note Co., Inc. ,
Senior Note, 144A, 3.75%, 2/15/27 .................... United States 41,000 40,833
Senior Note, 144A, 4.5%, 1/15/28 ..................... United States 133,000 131,937
Senior Note, 144A, 3.875%, 2/15/29 ................... United States 758,000 734,651
1,549,075
Diversified Telecommunication Services 1.3%
b
Altice France SA , Senior Secured Note , 144A, 6.875% , 7/15/32 . France 152,439 149,630
b
APLD ComputeCo 2 LLC , Senior Secured Note , 144A, 6.75% ,
3/15/31 ......................................... United States 535,000 514,353
AT&T, Inc. ,
Senior Bond, 2.55%, 12/01/33 ........................ United States 161,000 133,043
Senior Bond, 5.125%, 4/30/36 ........................ United States 775,000 738,655
Senior Bond, 4.75%, 5/15/46 ......................... United States 12,000 9,633
Senior Bond, 3.55%, 9/15/55 ......................... United States 69,000 41,873
Senior Bond, 6.2%, 10/30/56 ......................... United States 78,000 73,280
b
Beacon Point DC LLC , Senior Secured Bond , 144A, 6.129% ,
11/30/42 ........................................ United States 205,000 194,665
b
Black Pearl Compute LLC , Senior Secured Note , 144A, 6.125% ,
2/15/31 ......................................... United States 90,000 90,170

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified Telecommunication Services (continued)
b
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ................... United States 215,000 $ 211,271
Senior Bond, 144A, 4.75%, 3/01/30 .................... United States 95,000 90,146
Senior Bond, 144A, 4.75%, 2/01/32 .................... United States 2,695,000 2,416,585
Senior Bond, 144A, 4.25%, 1/15/34 .................... United States 310,000 258,738
Senior Note, 144A, 7%, 2/01/33 ...................... United States 60,000 58,612
b
Cipher Compute LLC , Senior Secured Note , 144A, 7.125% ,
11/15/30 ........................................ United States 655,000 663,936
b
Edged Compute LLC , Senior Secured Note , 144A, 7.5% , 4/30/31 United States 670,000 636,147
b
Galaxy Helios Data Centers II LLC , Senior Secured Note , 144A,
9.875% , 8/01/31 ................................... United States 515,000 510,449
b
IHS Holding Ltd. , Senior Note , Reg S, 8.25% , 11/29/31 ....... Nigeria 200,000 208,308
b
PR RNO Property Owner 1 LLC , Senior Secured Note , 144A,
6.5% , 5/01/31 .................................... United States 655,000 607,564
b
RD Michigan Property Owner I LLC , Senior Secured Bond , 144A,
7.5% , 3/30/45 .................................... United States 640,000 610,534
b
Sopaipilla Investor LLC , Senior Secured Bond , 144A, 7.534% ,
11/30/48 ........................................ United States 305,000 312,584
b
Space Exploration Technologies Corp. ,
Senior Note, 144A, 5.35%, 7/15/31 .................... United States 325,000 317,791
Senior Note, 144A, 5.65%, 7/15/33 .................... United States 180,000 173,747
Sprint Capital Corp. , Senior Bond , 6.875% , 11/15/28 .........
United States 119,000 124,030
b
SV RNO Property Owner 1 LLC , Senior Secured Note , 144A,
5.875% , 3/01/31 ................................... United States 205,000 188,312
Verizon Communications, Inc. ,
Junior Sub. Bond, 6.05% to 5/13/33, FRN thereafter, 5/14/58 . United States 375,000 366,267
Junior Sub. Bond, 6.6% to 2/14/34, FRN thereafter, 2/15/59 .. United States 305,000 305,302
Senior Bond, 5.25%, 4/02/35 ......................... United States 255,000 248,775
b
WULF Compute LLC , Senior Secured Note , 144A, 7.75% ,
10/15/30 ........................................ United States 680,000 706,925
b
Yondr JK 1 LLC , Senior Secured Note , 144A, 6.875% , 6/30/31 . United States 430,000 403,209
11,364,534
Electric Utilities 1.7%
American Electric Power Co., Inc. ,
C, Junior Sub. Bond, 5.8% to 3/14/31, FRN thereafter, 3/15/56 United States 307,000 302,434
D, Junior Sub. Bond, 6.05% to 3/14/36, FRN thereafter,
3/15/56 ......................................... United States 250,000 243,311
J, Senior Bond, 4.3%, 12/01/28 ....................... United States 195,000 193,059
b
American Transmission Systems, Inc. , Senior Bond , 144A,
2.65% , 1/15/32 ................................... United States 511,000 451,196
b
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure /
Buffalo Energy , Senior Secured Bond , 144A, 7.875% , 2/15/39 Mexico 196,474 208,841
b
California Buyer Ltd. / Atlantica Sustainable Infrastructure plc ,
Senior Note , 144A, 6.375% , 2/15/32 .................... United Kingdom 965,000 951,047
DTE Electric Co. ,
Senior Bond, 5.25%, 5/15/35 ......................... United States 555,000 549,510
A, Senior Bond, 4.85%, 3/01/36 ....................... United States 70,000 66,720
Duke Energy Carolinas LLC , Senior Bond , 4.25% , 12/15/41 ...
United States 51,000 42,815
Duke Energy Corp. ,
Senior Bond, 5.75%, 9/15/33 ......................... United States 158,000 161,371
Senior Bond, 5.8%, 6/15/54 .......................... United States 21,000 19,495
Senior Note, 4.85%, 1/05/29 ......................... United States 246,000 246,189
Duke Energy Indiana LLC , DDDD , Senior Bond , 4.95% , 3/15/36
United States 210,000 201,615
Duke Energy Ohio, Inc. , Senior Bond , 3.65% , 2/01/29 ........
United States 20,000 19,525

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
ENEL Finance International NV ,
Senior Note, 144A, 4.375%, 9/30/30 ................... Italy 510,000 $ 496,238
Senior Note, 144A, 4.875%, 7/13/31 ................... Italy 400,000 393,178
Entergy Mississippi LLC , Senior Bond , 5.05% , 4/15/36 .......
United States 290,000 277,990
b
Evergy Missouri West, Inc. , Senior Note , 144A, 5.15% , 12/15/27 United States 243,000 244,300
Eversource Energy , Senior Note , 5.45% , 3/01/28 ............
United States 92,000 92,890
Exelon Corp. ,
Senior Bond, 5.625%, 6/15/35 ........................ United States 292,000 292,823
Senior Note, 5.15%, 3/15/29 ......................... United States 246,000 247,932
FirstEnergy Transmission LLC , Senior Note , 4.55% , 1/15/30 ...
United States 50,000 49,335
b
Generadora de Gatun SA , Senior Secured Bond , 144A, 6.874% ,
9/30/44 ......................................... Panama 200,000 202,159
Georgia Power Co. ,
Senior Bond, 4.95%, 5/17/33 ......................... United States 114,000 112,573
Senior Bond, 5.25%, 3/15/34 ......................... United States 36,000 35,879
b
Guermat Elektrik Ueretim A/S , Senior Secured Note , 144A,
10.748% , 5/21/35 .................................. Turkiye 200,000 199,411
NextEra Energy Capital Holdings, Inc. ,
Senior Bond, 5.9%, 3/15/55 .......................... United States 432,000 406,090
AA, Senior Bond, 6% to 9/30/31, FRN thereafter, 10/01/56 ... United States 215,000 212,385
Senior Note, 5.3%, 3/15/32 .......................... United States 457,000 458,424
Northern States Power Co. , Senior Bond , 5.05% , 5/15/35 .....
United States 434,000 425,006
b
NRG Energy, Inc. ,
h
Junior Sub. Bond, 144A, 10.25% to 3/14/28, FRN thereafter,
Perpetual ....................................... United States 70,000 74,467
Senior Bond, 144A, 6.25%, 11/01/34 ................... United States 245,000 244,422
Senior Bond, 144A, 6%, 1/15/36 ...................... United States 495,000 481,582
Senior Note, 144A, 3.375%, 2/15/29 ................... United States 335,000 320,261
Senior Secured Bond, 144A, 7%, 3/15/33 ............... United States 280,000 297,271
Senior Secured Note, 144A, 2.45%, 12/02/27 ............ United States 683,000 663,450
Oncor Electric Delivery Co. LLC ,
Senior Secured Bond, 4.95%, 9/15/52 .................. United States 159,000 134,831
Senior Secured Note, 3.7%, 11/15/28 .................. United States 70,000 68,554
Pacific Gas and Electric Co. ,
Senior Bond, 5.9%, 6/15/32 .......................... United States 311,000 315,980
Senior Bond, 6.95%, 3/15/34 ......................... United States 22,000 23,541
Senior Bond, 5.85%, 11/01/36 ........................ United States 180,000 178,129
Senior Bond, 4.95%, 7/01/50 ......................... United States 64,000 51,112
Senior Bond, 6.75%, 1/15/53 ......................... United States 355,000 355,032
Senior Note, 2.1%, 8/01/27 .......................... United States 30,000 29,300
Senior Note, 6.1%, 1/15/29 .......................... United States 255,000 260,927
Senior Note, 5.55%, 5/15/29 ......................... United States 31,000 31,448
Senior Note, 5.05%, 11/15/31 ........................ United States 270,000 266,056
PG&E Corp. ,
Junior Sub. Bond, 7.375% to 3/14/30, FRN thereafter, 3/15/55 United States 45,000 45,256
Senior Secured Bond, 5.25%, 7/01/30 .................. United States 145,000 141,185
Southern Co. (The) ,
Senior Bond, 5.7%, 3/15/34 .......................... United States 107,000 108,545
Senior Note, 5.5%, 3/15/29 .......................... United States 31,000 31,498
Virginia Electric and Power Co. ,
Senior Bond, 5.05%, 8/15/34 ......................... United States 348,000 339,699
Senior Bond, 4.95%, 3/15/36 ......................... United States 135,000 128,476
Senior Bond, 6.3%, 8/15/56 .......................... United States 90,000 90,986
C, Senior Bond, 4.9%, 9/15/35 ....................... United States 395,000 377,114

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Electric Utilities (continued)
b
Vistra Operations Co. LLC ,
Senior Bond, 144A, 6.95%, 10/15/33 ................... United States 137,000 $ 145,785
Senior Bond, 144A, 6%, 4/15/34 ...................... United States 75,000 75,353
Senior Bond, 144A, 5.7%, 12/30/34 .................... United States 519,000 512,180
Senior Bond, 144A, 5.25%, 10/15/35 ................... United States 430,000 409,984
Senior Note, 144A, 3.7%, 1/30/27 ..................... United States 151,000 150,450
Senior Note, 144A, 4.375%, 5/01/29 ................... United States 515,000 503,911
Senior Note, 144A, 4.6%, 10/15/30 .................... United States 405,000 394,229
Senior Note, 144A, 7.75%, 10/15/31 ................... United States 135,000 140,661
Senior Note, 144A, 6.875%, 4/15/32 ................... United States 180,000 185,856
Senior Secured Bond, 144A, 4.3%, 7/15/29 .............. United States 320,000 312,097
Wisconsin Electric Power Co. , Senior Bond , 4.6% , 10/01/34 ...
United States 242,000 232,257
Xcel Energy, Inc. , Senior Bond , 5.6% , 4/15/35 ..............
United States 285,000 284,305
16,209,931
Electrical Equipment 0.1%
Eaton Corp. , Senior Bond , 4.8% , 3/06/36 .................
United States 200,000 191,290
b
Energizer Gamma Acquisition BV , Senior Note , Reg S, 3.5% ,
6/30/29 ......................................... United States 100,000 EUR 113,458
Regal Rexnord Corp. , Senior Note , 6.4% , 4/15/33 ...........
United States 450,000 467,569
b
Sensata Technologies BV , Senior Note , 144A, 5.875% , 9/01/30 . United States 235,000 236,660
Vertiv Holdings Co. ,
Senior Bond, 4.85%, 3/15/36 ......................... United States 179,000 169,469
Senior Bond, 5.8%, 3/15/56 .......................... United States 30,000 28,089
1,206,535
Electronic Equipment, Instruments & Components 0.1%
Amphenol Corp. , Senior Note , 4.4% , 2/15/33 ...............
United States 415,000 397,072
CDW LLC / CDW Finance Corp. , Senior Note , 3.25% , 2/15/29 ..
United States 385,000 366,762
b
Ingram Micro, Inc. , Senior Secured Note , 144A, 4.75% , 5/15/29 . United States 75,000 73,476
b
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ...... United States 560,000 539,712
1,377,022
Energy Equipment & Services 0.5%
b
Archrock Services LP / Archrock Partners Finance Corp. , Senior
Note , 144A, 6% , 2/01/34 ............................ United States 995,000 981,244
b
Borr IHC Ltd. / Borr Finance LLC ,
Senior Secured Note, 144A, 8.75%, 1/15/32 ............. Mexico 225,000 218,663
Senior Secured Note, 144A, 9%, 1/15/34 ................ Mexico 200,000 193,485
b
Kodiak Gas Services LLC , Senior Note , 144A, 5.875% , 4/01/31 . United States 215,000 214,458
b
Nabors Industries, Inc. , Senior Note , 144A, 8.875% , 8/15/31 ... United States 35,000 36,639
b
Oceaneering International, Inc. , Senior Note , 144A, 6.875% ,
7/15/34 ......................................... United States 240,000 247,818
b
Transocean Aquila Ltd. , Senior Secured Note , 144A, 8% , 9/30/28 United States 12,308 12,570
Transocean International Ltd. ,
Senior Bond, 6.8%, 3/15/38 .......................... United States 320,000 304,015
b
Senior Note, 144A, 8.5%, 5/15/31 ..................... United States 295,000 310,287
b
Senior Note, 144A, 7.875%, 10/15/32 .................. United States 410,000 430,717
b
Senior Secured Note, 144A, 8.75%, 2/15/30 ............. United States 458,250 476,882
b
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ................... United States 38,000 38,479
Senior Note, 144A, 6.75%, 10/15/33 ................... United States 885,000 903,127
4,368,384

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 0.3%
b
Banijay Entertainment SAS , Senior Secured Note , 144A, 8.125% ,
5/01/29 ......................................... France 865,000 $ 888,500
Discovery Global Holdings, Inc. , Senior Bond , 5.05% , 3/15/42 ..
United States 245,000 178,747
b
Live Nation Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 5/15/27 .................................... United States 70,000 70,124
Netflix, Inc. ,
Senior Bond, 5.875%, 11/15/28 ....................... United States 45,000 46,132
Senior Bond, 5.25%, 8/15/36 ......................... United States 300,000 296,609
b
Senior Bond, 144A, 5.375%, 11/15/29 .................. United States 365,000 371,156
b
OAK-Eagle Acquireco, Inc. ,
Senior Note, 144A, 8.75%, 7/01/34 .................... United States 480,000 509,733
Senior Secured Note, 144A, 7.25%, 7/01/33 ............. United States 245,000 254,962
b
Pinewood Finco plc , Senior Secured Note , 144A, 6% , 3/27/30 .. United Kingdom 275,000 GBP 373,442
2,989,405
Financial Services 0.9%
Corebridge Financial, Inc. , Senior Note , 3.85% , 4/05/29 .......
United States 180,000 175,061
b
CrossCountry Intermediate HoldCo LLC ,
Senior Note, 144A, 6.5%, 10/01/30 .................... United States 85,000 82,846
Senior Note, 144A, 7.75%, 8/15/31 .................... United States 340,000 340,610
Senior Note, 144A, 6.75%, 12/01/32 ................... United States 1,030,000 987,199
b
Freedom Mortgage Corp. , Senior Note , 144A, 12.25% , 10/01/30 United States 765,000 816,232
b
Freedom Mortgage Holdings LLC ,
Senior Note, 144A, 8%, 2/01/32 ...................... United States 520,000 514,206
Senior Note, 144A, 8.375%, 4/01/32 ................... United States 305,000 306,649
b
Osaic Holdings, Inc. ,
Senior Note, 144A, 8%, 8/01/33 ...................... United States 930,000 953,109
Senior Secured Note, 144A, 6.75%, 8/01/32 ............. United States 95,000 95,637
b
Petronas Capital Ltd. , Senior Bond , Reg S, 2.48% , 1/28/32 .... Malaysia 680,000 598,889
b
PHH Escrow Issuer LLC / PHH Corp. , Senior Note , 144A,
9.875% , 11/01/29 .................................. United States 990,000 978,371
b
Rocket Cos., Inc. ,
Senior Note, 144A, 6.125%, 8/01/31 ................... United States 110,000 111,460
Senior Note, 144A, 7.125%, 2/01/32 ................... United States 75,000 77,499
Senior Note, 144A, 6.375%, 8/01/33 ................... United States 765,000 775,787
Senior Note, 144A, 6.5%, 6/15/34 ..................... United States 240,000 243,958
b
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc. , Senior
Note , 144A, 5.5% , 5/15/33 ........................... United States 255,000 EUR 291,223
b
SMBC Aviation Capital Finance DAC ,
Senior Note, 144A, 5.3%, 4/03/29 ..................... Ireland 490,000 493,598
Senior Note, 144A, 5.1%, 4/01/30 ..................... Ireland 200,000 199,241
Woodside Finance Ltd. , Senior Bond , 6% , 5/19/35 ...........
Australia 236,000 240,773
8,282,348
Food Products 0.6%
b
Chobani LLC / Chobani Finance Corp., Inc. ,
Senior Note, 144A, 7.625%, 7/01/29 ................... United States 80,000 82,393
Senior Note, 144A, 6.375%, 4/15/34 ................... United States 225,000 227,445
b
Froneri Lux FinCo SARL , Senior Secured Note , 144A, 6% ,
8/01/32 ......................................... United Kingdom 715,000 706,112
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings ,
b
Senior Bond, 144A, 5.625%, 3/10/37 ................... United States 100,000 97,242
b
Senior Bond, 144A, 6.4%, 5/10/57 ..................... United States 95,000 91,181
Senior Note, 3%, 2/02/29 ........................... United States 187,000 179,383
Senior Note, 6.75%, 3/15/34 ......................... United States 43,000 46,031

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Food Products (continued)
JBS NV / JBS USA Foods Group Holdings, Inc. / JBS USA Food
Co. Holdings, (continued)
Senior Note, 5.95%, 4/20/35 ......................... United States 34,000 $ 34,421
Kellanova ,
Senior Bond, 4.5%, 4/01/46 .......................... United States 16,000 13,321
B, Senior Bond, 7.45%, 4/01/31 ....................... United States 21,000 23,046
Kraft Heinz Foods Co. ,
Senior Bond, 6.875%, 1/26/39 ........................ United States 40,000 42,780
Senior Bond, 4.625%, 10/01/39 ....................... United States 40,000 34,653
Senior Bond, 5%, 6/04/42 ........................... United States 565,000 494,783
b
Mars, Inc. ,
Senior Bond, 144A, 5.65%, 5/01/45 .................... United States 440,000 422,244
Senior Bond, 144A, 5.7%, 5/01/55 ..................... United States 740,000 699,736
Senior Note, 144A, 5%, 3/01/32 ...................... United States 15,000 14,902
Senior Note, 144A, 5.2%, 3/01/35 ..................... United States 703,000 693,058
Pilgrim's Pride Corp. ,
Senior Bond, 6.25%, 7/01/33 ......................... United States 100,000 103,454
Senior Bond, 6.875%, 5/15/34 ........................ United States 110,000 117,776
Senior Note, 3.5%, 3/01/32 .......................... United States 432,000 391,400
b
TreeHouse Foods, Inc. , Senior Secured Note , 144A, 7.75% ,
2/11/33 ......................................... United States 295,000 298,605
4,813,966
Gas Utilities 0.0%
†
Southern California Gas Co. , GGG , Senior Bond , 5.5% , 9/01/36
United States 205,000 202,933
Ground Transportation 0.0%
†
b
Ashtead Capital, Inc. ,
Senior Bond, 144A, 4.375%, 8/15/27 ................... United Kingdom 200,000 199,613
Senior Note, 144A, 4%, 5/01/28 ...................... United Kingdom 200,000 196,830
b
Beacon Mobility Corp. , Senior Secured Note , 144A, 7.25% ,
8/01/30 ......................................... United States 50,000 51,453
Burlington Northern Santa Fe LLC , Senior Bond , 5.55% , 3/15/56
United States 200,000 187,660
b
Penske Truck Leasing Co. LP / PTL Finance Corp. , Senior Note ,
144A, 4.4% , 7/01/27 ............................... United States 45,000 44,979
b
Transnet SOC Ltd. , Senior Note , Reg S, 8.25% , 2/06/28 ...... South Africa 200,000 207,144
b
Watco Cos. LLC / Watco Finance Corp. , Senior Note , 144A,
7.125% , 8/01/32 ................................... United States 115,000 118,591
1,006,270
Health Care Equipment & Supplies 0.2%
b
Bausch + Lomb Corp. , Senior Secured Note , 144A, 8.375% ,
10/01/28 ........................................ United States 40,000 41,081
b,i
Bausch + Lomb Netherlands BV and Bausch & Lomb, Inc. , Senior
Secured Note , 144A, FRN , 6.306% , ( 3-month EURIBOR +
3.875% ), 1/15/31 .................................. United States 100,000 EUR 117,340
b
Insulet Corp. , Senior Note , 144A, 6.5% , 4/01/33 ............ United States 310,000 315,253
b
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ................... United States 575,000 572,040
Senior Secured Note, 144A, 3.875%, 4/01/29 ............ United States 1,740,000 1,685,963
b
Medline Borrower LP / Medline Co-Issuer, Inc. , Senior Secured
Note , 144A, 5.25% , 6/15/33 .......................... United States 295,000 290,525
b
VSP Optical Group, Inc. ,
Senior Bond, 144A, 5.65%, 6/01/36 .................... United States 45,000 44,751

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Health Care Equipment & Supplies (continued)
b
VSP Optical Group, Inc., (continued)
Senior Note, 144A, 5.4%, 6/01/33 ..................... United States 80,000 $ 79,202
3,146,155
Health Care Providers & Services 0.9%
b
CHS/Community Health Systems, Inc. ,
Senior Secured Note, 144A, 5.25%, 5/15/30 ............. United States 525,000 490,503
Senior Secured Note, 144A, 10.875%, 1/15/32 ........... United States 238,000 252,844
Senior Secured Note, 144A, 9.75%, 1/15/34 ............. United States 550,000 561,708
b
Concentra Health Services, Inc. , Senior Note , 144A, 6.875% ,
7/15/32 ......................................... United States 345,000 357,222
CVS Health Corp. ,
Junior Sub. Bond, 7% to 3/09/30, FRN thereafter, 3/10/55 ... United States 730,000 754,005
Senior Bond, 1.875%, 2/28/31 ........................ United States 625,000 543,657
Senior Bond, 4.78%, 3/25/38 ......................... United States 707,000 642,671
b
DaVita, Inc. ,
Senior Note, 144A, 6.875%, 9/01/32 ................... United States 1,085,000 1,111,910
Senior Note, 144A, 6.75%, 7/15/33 .................... United States 15,000 15,359
HCA, Inc. ,
Senior Bond, 5.6%, 4/01/34 .......................... United States 50,000 50,223
Senior Bond, 6%, 4/01/54 ........................... United States 274,000 258,593
Senior Note, 3.625%, 3/15/32 ........................ United States 238,000 219,010
Senior Note, 4.6%, 11/15/32 ......................... United States 65,000 62,401
b
Horseshoe Funding Trust I , Senior Note , 144A, 6.062% , 2/15/36 United States 475,000 472,088
Humana, Inc. ,
Junior Sub. Bond, 6.625% to 9/14/31, FRN thereafter, 9/15/56 United States 650,000 644,779
Senior Note, 5.75%, 3/01/28 ......................... United States 156,000 157,990
Senior Note, 5.375%, 4/15/31 ........................ United States 220,000 220,484
b
Icon Investments Six DAC , Senior Note , 144A, 5.421% , 8/13/31 United States 200,000 199,047
b
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ...... Italy 1,015,000 1,017,227
Tenet Healthcare Corp. ,
b
Senior Note, 144A, 6%, 11/15/33 ...................... United States 645,000 647,238
Senior Secured Note, 6.125%, 6/15/30 ................. United States 275,000 277,236
UnitedHealth Group, Inc. , Senior Bond , 4.625% , 7/15/35 ......
United States 250,000 236,675
9,192,870
Health Care REITs 0.1%
Alexandria Real Estate Equities, Inc. , A , Senior Bond , 7.25% to
2/14/32, FRN thereafter , 2/15/57 ...................... United States 290,000 290,018
b
MPT Operating Partnership LP / MPT Finance Corp. , Senior
Secured Note , 144A, 8.5% , 2/15/32 .................... United States 910,000 923,281
1,213,299
Health Care Technology 0.1%
b
AthenaHealth Group, Inc. , Senior Note , 144A, 6.5% , 2/15/30 ... United States 365,000 356,995
b
IQVIA, Inc. , Senior Note , 144A, 6.25% , 6/01/32 ............. United States 960,000 978,585
1,335,580
Hotel & Resort REITs 0.1%
b
RHP Hotel Properties LP / RHP Finance Corp. ,
Senior Note, 144A, 7.25%, 7/15/28 .................... United States 20,000 20,364
Senior Note, 144A, 6.5%, 4/01/32 ..................... United States 685,000 697,848
Senior Note, 144A, 6.5%, 6/15/33 ..................... United States 300,000 306,182
Senior Note, 144A, 5.75%, 3/15/34 .................... United States 155,000 152,842

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs (continued)
b
XHR LP , Senior Note , 144A, 6.625% , 5/15/30 .............. United States 25,000 $ 25,477
1,202,713
Hotels, Restaurants & Leisure 1.6%
b
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ..................................... Canada 580,000 547,977
b
A&K Travel Group Holdings Ltd. , Senior Note , 144A, 7.5% ,
5/15/33 ......................................... United Kingdom 415,000 422,397
Airbnb, Inc. ,
Senior Bond, 5.25%, 3/16/36 ......................... United States 100,000 97,889
Senior Note, 4.65%, 3/16/31 ......................... United States 200,000 197,259
b
Boyd Gaming Corp. , Senior Bond , 144A, 4.75% , 6/15/31 ...... United States 440,000 422,667
b
Caesars Entertainment, Inc. ,
Senior Note, 144A, 6%, 10/15/32 ..................... United States 35,000 31,466
Senior Secured Note, 144A, 7%, 2/15/30 ................ United States 395,000 397,524
b
Carnival Corp. Ltd. ,
Senior Note, 144A, 4%, 8/01/28 ...................... United States 291,000 285,067
Senior Note, 144A, 5.125%, 5/01/29 ................... United States 255,000 253,830
Senior Note, 144A, 5.75%, 3/15/30 .................... United States 1,044,000 1,050,774
Senior Note, 144A, 5.875%, 6/15/31 ................... United States 80,000 80,322
Senior Note, 144A, 5.75%, 8/01/32 .................... United States 1,110,000 1,099,872
Senior Note, 144A, 6.125%, 2/15/33 ................... United States 1,470,000 1,474,422
b
Churchill Downs, Inc. , Senior Note , 144A, 5.75% , 4/01/30 ..... United States 90,000 90,075
b
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co.,
Inc. , Senior Note , 144A, 6.75% , 1/15/30 ................. United States 920,000 901,200
b
Flutter Treasury DAC , Senior Secured Note , 144A, 5.875% ,
6/04/31 ......................................... United Kingdom 400,000 393,355
b
Great Canadian Gaming Corp. / Raptor LLC , Senior Secured
Note , 144A, 8.75% , 11/15/29 ......................... Canada 50,000 50,350
b
Hilton Domestic Operating Co., Inc. , Senior Note , 144A, 5.75% ,
9/15/33 ......................................... United States 880,000 879,850
Hyatt Hotels Corp. ,
Senior Note, 5.25%, 6/30/29 ......................... United States 110,000 110,739
Senior Note, 5.375%, 12/15/31 ....................... United States 325,000 326,002
b
Light & Wonder International, Inc. ,
Senior Note, 144A, 7.25%, 11/15/29 ................... United States 195,000 198,533
Senior Note, 144A, 7.5%, 9/01/31 ..................... United States 15,000 15,563
Marriott International, Inc. ,
YY, Senior Bond, 5.65%, 9/15/36 ...................... United States 300,000 297,608
Senior Note, 4.5%, 5/01/33 .......................... United States 270,000 257,146
b
Mohegan Tribal Gaming Authority / MS Digital Entertainment
Holdings LLC , Senior Secured Note , 144A, 8.25% , 4/15/30 .. United States 675,000 704,982
b
NCL Corp. Ltd. ,
Senior Note, 144A, 7.75%, 2/15/29 .................... United States 50,000 52,082
Senior Note, 144A, 6.75%, 2/01/32 .................... United States 150,000 146,030
Senior Note, 144A, 6.25%, 9/15/33 .................... United States 35,000 32,760
b
Penn Entertainment, Inc. , Senior Note , 144A, 5.625% , 1/15/27 . United States 75,000 75,340
b
Rivers Enterprise Borrower LLC , Senior Secured Note , 144A,
6.25% , 10/15/30 ................................... United States 285,000 288,991
b
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.625%, 9/30/31 ................... United States 55,000 55,096
Senior Note, 144A, 6.25%, 3/15/32 .................... United States 795,000 806,410
Senior Note, 144A, 6%, 2/01/33 ...................... United States 125,000 125,789
b
Scientific Games Holdings LP / Scientific Games US FinCo, Inc. ,
Senior Note , 144A, 6.625% , 3/01/30 .................... United States 75,000 49,330
b
Station Casinos LLC , Senior Note , 144A, 6.625% , 3/15/32 ..... United States 70,000 70,940

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotels, Restaurants & Leisure (continued)
b
Viking Cruises Ltd. ,
Senior Note, 144A, 7%, 2/15/29 ...................... United States 30,000 $ 30,145
Senior Note, 144A, 9.125%, 7/15/31 ................... United States 515,000 540,627
b
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ......................... United States 185,000 194,327
13,054,736
Household Durables 0.5%
b
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior
Note , 144A, 6.875% , 8/01/33 ......................... United States 570,000 572,570
b
K. Hovnanian Enterprises, Inc. ,
Senior Note, 144A, 8%, 4/01/31 ...................... United States 320,000 329,351
Senior Note, 144A, 8.375%, 10/01/33 .................. United States 320,000 327,835
b
Taylor Morrison Communities, Inc. , Senior Note , 144A, 5.75% ,
1/15/28 ......................................... United States 35,000 35,323
Toll Brothers Finance Corp. ,
Senior Bond, 4.35%, 2/15/28 ......................... United States 75,000 74,663
Senior Bond, 3.8%, 11/01/29 ......................... United States 357,000 343,995
b
Weekley Homes LLC / Weekley Finance Corp. ,
Senior Note, 144A, 4.875%, 9/15/28 ................... United States 385,000 380,032
Senior Note, 144A, 6.75%, 1/15/34 .................... United States 645,000 654,196
Whirlpool Corp. ,
Senior Bond, 5.75%, 3/01/34 ......................... United States 220,000 171,681
Senior Bond, 4.5%, 6/01/46 .......................... United States 210,000 119,145
b
Senior Secured Note, 144A, 7.5%, 7/01/31 .............. United States 130,000 130,490
b
Senior Secured Note, 144A, 7.875%, 7/01/34 ............ United States 220,000 215,770
3,355,051
Household Products 0.0%
†
b
Energizer Holdings, Inc. , Senior Note , 144A, 4.375% , 3/31/29 .. United States 30,000 29,119
Independent Power and Renewable Electricity Producers 0.7%
b
AES Andes SA , Senior Note , 144A, 6.25% , 3/14/32 .......... Chile 200,000 205,183
b
Alexander Funding Trust II , Senior Secured Note , 144A, 7.467% ,
7/31/28 ......................................... United States 600,000 623,688
b
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 .................... United States 415,000 375,216
Senior Note, 144A, 3.75%, 2/15/31 .................... United States 440,000 405,986
Senior Note, 144A, 5.75%, 1/15/34 .................... United States 315,000 304,602
Constellation Energy Generation LLC ,
Senior Bond, 6.125%, 1/15/34 ........................ United States 149,000 155,025
Senior Bond, 6.5%, 10/01/53 ......................... United States 252,000 259,746
Senior Bond, 5.75%, 3/15/54 ......................... United States 113,000 106,590
Senior Note, 4.4%, 1/15/31 .......................... United States 715,000 695,051
Senior Note, 5%, 2/01/31 ........................... United States 315,000 312,148
b
FIEMEX Energia - Banco Actinver SA Institucion de Banca
Multiple , Senior Secured Bond , 144A, 7.25% , 1/31/41 ...... Mexico 196,497 196,442
b
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ................................... United States 705,000 674,994
Southern Power Co. ,
B, Senior Bond, 4.9%, 10/01/35 ....................... United States 410,000 388,191
A, Senior Note, 4.25%, 10/01/30 ...................... United States 385,000 374,459
b
Talen Energy Supply LLC ,
Senior Bond, 144A, 6.5%, 2/01/36 ..................... United States 430,000 422,219
Senior Note, 144A, 6.375%, 5/01/33 ................... United States 535,000 528,524
Senior Note, 144A, 6.25%, 2/01/34 .................... United States 280,000 275,077

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Independent Power and Renewable Electricity Producers (continued)
b,h
Vistra Corp. , Junior Sub. Bond , 144A, 8% to 10/14/26, FRN
thereafter , Perpetual ............................... United States 65,000 $ 65,185
6,368,326
Insurance 0.4%
b
Acrisure LLC / Acrisure Finance, Inc. ,
Senior Note, 144A, 8.5%, 6/15/29 ..................... United States 85,000 77,279
Senior Secured Note, 144A, 7.5%, 11/06/30 ............. United States 85,000 78,279
b
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer ,
Senior Note, 144A, 5.875%, 11/01/29 .................. United States 105,000 104,327
Senior Secured Note, 144A, 7%, 1/15/31 ................ United States 845,000 858,750
Arthur J Gallagher & Co. , Senior Note , 4.85% , 12/15/29 ......
United States 80,000 79,864
b
Asurion LLC / Asurion Co-Issuer, Inc. ,
Secured Note, 144A, 8.375%, 2/01/34 .................. United States 605,000 546,430
Senior Secured Note, 144A, 8%, 12/31/32 ............... United States 530,000 527,686
b
Athene Global Funding ,
Secured Note, 144A, 5.322%, 11/13/31 ................. United States 476,000 468,952
Senior Secured Bond, 144A, 5.543%, 8/22/35 ............ United States 75,000 72,116
Senior Secured Note, 144A, 5.526%, 7/11/31 ............ United States 175,000 174,121
Athene Holding Ltd. , Senior Bond , 6.25% , 4/01/54 ...........
United States 25,000 22,402
Brown & Brown, Inc. ,
Senior Note, 4.9%, 6/23/30 .......................... United States 484,000 478,819
Senior Note, 5.25%, 6/23/32 ......................... United States 42,000 41,365
CNA Financial Corp. , Senior Bond , 5.125% , 2/15/34 .........
United States 69,000 67,067
b
CNO Global Funding , Secured Note , 144A, 4.95% , 9/09/29 .... United States 305,000 303,872
F&G Annuities & Life, Inc. , Senior Note , 6.5% , 6/04/29 .......
United States 280,000 283,476
b
Jones Deslauriers Insurance Management, Inc. , Senior Secured
Note , 144A, 8.5% , 3/15/30 ........................... Canada 205,000 211,377
b
Massachusetts Mutual Life Insurance Co. , Sub. Bond , 144A,
3.729% , 10/15/70 .................................. United States 116,000 70,727
b
Metropolitan Life Global Funding I , Senior Secured Bond , 144A,
2.95% , 4/09/30 ................................... United States 325,000 303,114
4,770,023
Interactive Media & Services 0.1%
Alphabet, Inc. ,
Senior Bond, 6.25%, 8/15/46 ......................... United States 150,000 150,828
Senior Bond, 6.375%, 8/15/56 ........................ United States 183,000 184,261
Senior Bond, 6.5%, 8/15/66 .......................... United States 335,000 335,335
Meta Platforms, Inc. , Senior Bond , 6.3% , 5/15/56 ...........
United States 357,000 328,891
999,315
IT Services 0.1%
b
Beignet Investor LLC , Senior Secured Bond , 144A, 6.581% ,
5/30/49 ......................................... United States 167,000 160,082
b
Cogent Communications Group LLC / Cogent Finance, Inc. ,
Senior Secured Note , 144A, 6.5% , 7/01/32 ............... United States 545,000 418,111
b
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A, 7.5% ,
6/01/31 ......................................... United States 65,000 66,524
644,717
Leisure Products 0.1%
Brunswick Corp. ,
Senior Bond, 2.4%, 8/18/31 .......................... United States 242,000 209,957

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Leisure Products (continued)
Brunswick Corp., (continued)
Senior Note, 5.85%, 3/18/29 ......................... United States 212,000 $ 215,640
425,597
Life Sciences Tools & Services 0.0%
†
Illumina, Inc. , Senior Note , 4.65% , 9/09/26 ................
United States 86,000 86,005
Thermo Fisher Scientific, Inc. , Senior Bond , 4.902% , 2/12/36 ...
United States 230,000 221,467
307,472
Machinery 0.0%
†
b
ESAB Corp. , Senior Note , 144A, 5.625% , 4/01/31 ........... United States 385,000 382,486
b
Terex Corp. ,
Senior Note, 144A, 5%, 5/15/29 ...................... United States 320,000 317,568
Senior Note, 144A, 6.25%, 10/15/32 ................... United States 35,000 35,345
735,399
Media 1.1%
b
Block Communications, Inc. , Senior Secured Note , 144A,
10.25% , 3/01/31 ................................... United States 410,000 357,133
Charter Communications Operating LLC / Charter
Communications Operating Capital Corp. ,
Senior Secured Bond, 5.85%, 12/01/35 ................. United States 345,000 324,420
Senior Secured Note, 2.25%, 1/15/29 .................. United States 92,000 85,465
b
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 .................... United States 30,000 30,000
Senior Secured Note, 144A, 7.875%, 4/01/30 ............ United States 40,000 41,528
Senior Secured Note, 144A, 7.5%, 3/15/33 .............. United States 120,000 126,550
b
Directv Financing LLC , Senior Secured Note , 144A, 8.875% ,
2/01/30 ......................................... United States 1,100,000 1,125,894
b
Directv Financing LLC / Directv Financing Co-Obligor, Inc. ,
Senior Secured Note, 144A, 5.875%, 8/15/27 ............ United States 2,000 1,996
Senior Secured Note, 144A, 10%, 2/15/31 ............... United States 60,000 63,529
Discovery Communications LLC , Senior Note , 4.125% , 5/15/29 .
United States 430,000 426,777
EchoStar Corp. , Senior Secured Note , 10.75% , 11/30/29 ......
United States 100,000 108,131
b
EW Scripps Co. (The) , Secured Note , 144A, 9.875% , 8/15/30 .. United States 700,000 631,911
b
Gray Media, Inc. ,
Secured Note, 144A, 9.625%, 7/15/32 .................. United States 480,000 493,075
Senior Bond, 144A, 5.375%, 11/15/31 .................. United States 85,000 66,235
b
McGraw-Hill Education, Inc. ,
Senior Note, 144A, 8%, 8/01/29 ...................... United States 120,000 120,149
Senior Secured Note, 144A, 5.75%, 8/01/28 ............. United States 65,000 64,859
Senior Secured Note, 144A, 7.375%, 9/01/31 ............ United States 90,000 92,490
b
Nexstar Media, Inc. ,
Senior Note, 144A, 7.25%, 4/15/34 .................... United States 380,000 385,174
Senior Secured Note, 144A, 6.5%, 9/15/33 .............. United States 310,000 311,556
Omnicom Group, Inc. , Senior Note , 2.4% , 3/01/31 ...........
United States 62,000 55,229
b
Outfront Media Capital LLC / Outfront Media Capital Corp. ,
Senior Bond, 144A, 4.625%, 3/15/30 ................... United States 45,000 43,636
Senior Secured Note, 144A, 7.375%, 2/15/31 ............ United States 330,000 342,697
Paramount Global , Senior Bond , 5.85% , 9/01/43 ............
United States 250,000 182,706
b
Sinclair Television Group, Inc. , Senior Secured Note , 144A,
8.125% , 2/15/33 ................................... United States 735,000 764,959
b
Sirius XM Radio LLC , Senior Bond , 144A, 3.875% , 9/01/31 .... United States 705,000 642,931
Time Warner Cable Enterprises LLC , Senior Secured Bond ,
8.375% , 7/15/33 ................................... United States 575,000 627,948

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
b
Univision Communications, Inc. ,
Senior Secured Note, 144A, 9.375%, 8/01/32 ............ United States 310,000 $ 316,557
Senior Secured Note, 144A, 8.875%, 4/15/33 ............ United States 360,000 356,057
b
VZ Secured Financing BV , Senior Secured Note , 144A, 5% ,
1/15/32 ......................................... Netherlands 685,000 578,692
8,768,284
Metals & Mining 0.7%
b
Alumina Pty. Ltd. , Senior Note , 144A, 6.125% , 3/15/30 ....... United States 390,000 394,713
b
Anglo American Capital plc , Senior Note , 144A, 5% , 3/21/33 ... South Africa 355,000 346,672
b
Capstone Copper Corp. , Senior Note , 144A, 6.75% , 3/31/33 ... Canada 205,000 208,292
b
Cleveland-Cliffs, Inc. ,
Senior Bond, 144A, 4.875%, 3/01/31 ................... United States 140,000 129,871
Senior Note, 144A, 7%, 3/15/32 ...................... United States 105,000 106,052
Senior Note, 144A, 7.625%, 1/15/34 ................... United States 565,000 576,837
Commercial Metals Co. , Senior Bond , 4.375% , 3/15/32 .......
United States 490,000 461,154
b
First Quantum Minerals Ltd. , Senior Note , 144A, 8% , 3/01/33 .. Zambia 290,000 302,675
b
Glencore Funding LLC ,
Senior Bond, 144A, 2.5%, 9/01/30 ..................... Australia 290,000 262,338
Senior Bond, 144A, 5.634%, 4/04/34 ................... Australia 255,000 256,176
Senior Bond, 144A, 5.508%, 4/01/36 ................... Australia 355,000 349,330
b
Hudbay Minerals, Inc. , Senior Note , 144A, 6.125% , 4/01/29 .... Canada 70,000 70,585
b
Mineral Resources Ltd. ,
Senior Note, 144A, 7%, 4/01/31 ...................... Australia 300,000 309,487
Senior Note, 144A, 6%, 5/01/32 ...................... Australia 115,000 113,572
b
Novelis Corp. ,
Senior Bond, 144A, 4.75%, 1/30/30 .................... United States 600,000 579,827
Senior Bond, 144A, 3.875%, 8/15/31 ................... United States 350,000 320,280
Senior Note, 144A, 6.875%, 1/30/30 ................... United States 250,000 256,995
Senior Note, 144A, 6.375%, 8/15/33 ................... United States 315,000 315,918
b
Sibanye-Stillwater UK Financing plc , Senior Note , 144A, 6.25% ,
11/15/31 ........................................ South Africa 200,000 197,723
5,558,497
Multi-Utilities 0.1%
Ameren Corp. , Senior Note , 5% , 1/15/29 ..................
United States 165,000 165,728
Consolidated Edison Co. of New York, Inc. , 12-A , Senior Bond ,
4.2% , 3/15/42 .................................... United States 24,000 19,772
Dominion Energy, Inc. , Junior Sub. Bond , 6.2% to 2/14/36, FRN
thereafter , 2/15/56 ................................. United States 315,000 309,003
DTE Energy Co. , Senior Bond , 5.85% , 6/01/34 .............
United States 66,000 67,456
NiSource, Inc. , Senior Note , 5.2% , 7/01/29 ................
United States 174,000 175,765
Puget Sound Energy, Inc. , Senior Bond , 5.448% , 6/01/53 .....
United States 299,000 274,272
Sempra, Inc. , Senior Bond , 5.5% , 8/01/33 .................
United States 65,000 65,411
Southern Co. Gas Capital Corp. , Senior Bond , 4.95% , 9/15/34 .
United States 478,000 463,367
1,540,774
Oil, Gas & Consumable Fuels 2.1%
b
Aker BP ASA , Senior Bond , 144A, 5.8% , 10/01/54 ........... Norway 250,000 227,275
b
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note, 144A, 9.75%, 7/15/28 .................... United States 230,000 237,321
Senior Note, 144A, 9.75%, 2/15/31 .................... United States 585,000 634,171
Senior Secured Note, 144A, 9.25%, 7/15/29 ............. United States 85,000 86,806
Canadian Natural Resources Ltd. ,
Senior Bond, 7.2%, 1/15/32 .......................... Canada 270,000 294,848

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
Canadian Natural Resources Ltd., (continued)
Senior Note, 5%, 12/15/29 .......................... Canada 241,000 $ 241,457
Cheniere Energy Partners LP ,
Senior Bond, 3.25%, 1/31/32 ......................... United States 446,000 404,197
Senior Note, 4.5%, 10/01/29 ......................... United States 606,000 599,002
b
Cheniere Energy, Inc. , Senior Bond , 144A, 5.2% , 7/30/36 ..... United States 70,000 67,515
b
Columbia Pipelines Operating Co. LLC , Senior Note , 144A,
5.927% , 8/15/30 ................................... United States 72,000 74,130
b
Coronado Finance Pty. Ltd. , Senior Secured Note , 144A, 9.25% ,
10/01/29 ........................................ Australia 335,000 285,869
b
Crescent Energy Finance LLC ,
Senior Note, 144A, 7.875%, 4/15/32 ................... United States 310,000 320,439
Senior Note, 144A, 7.375%, 1/15/33 ................... United States 320,000 326,976
Senior Note, 144A, 8.375%, 1/15/34 ................... United States 310,000 327,315
b
DT Midstream, Inc. , Senior Bond , 144A, 5.8% , 12/15/34 ...... United States 149,000 149,239
Eastern Energy Gas Holdings LLC ,
Senior Bond, 5.8%, 1/15/35 .......................... United States 696,000 706,911
Senior Bond, 5.65%, 10/15/54 ........................ United States 188,000 171,698
Enbridge, Inc. , Senior Bond , 4.25% , 12/01/26 ..............
Canada 64,000 63,979
Energy Transfer LP ,
Junior Sub. Bond, 6.7% to 1/14/37, FRN thereafter, 1/15/57 .. United States 380,000 376,930
h
B, Junior Sub. Bond, 6.625% to 2/14/28, FRN thereafter,
Perpetual ....................................... United States 904,000 910,079
Senior Bond, 6.5%, 2/01/42 .......................... United States 14,000 14,435
Senior Note, 5.25%, 7/01/29 ......................... United States 279,000 281,794
Senior Note, 5.2%, 4/01/30 .......................... United States 441,000 443,828
b
Eni SpA , Senior Bond , 144A, 5.25% , 5/18/36 ............... Italy 490,000 473,335
b
Hess Midstream Operations LP ,
Senior Note, 144A, 6.5%, 6/01/29 ..................... United States 305,000 311,464
Senior Note, 144A, 4.25%, 2/15/30 .................... United States 595,000 573,022
Senior Note, 144A, 5.5%, 10/15/30 .................... United States 120,000 119,886
b
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ...................... United States 50,000 49,390
Senior Bond, 144A, 7.25%, 2/15/35 .................... United States 180,000 181,521
Senior Note, 144A, 6%, 4/15/30 ...................... United States 120,000 119,950
Senior Note, 144A, 8.375%, 11/01/33 .................. United States 785,000 832,862
b
KazMunayGas National Co. JSC , Senior Bond , Reg S, 5.375% ,
4/24/30 ......................................... Kazakhstan 200,000 201,555
Kinder Morgan, Inc. , Senior Bond , 7.75% , 1/15/32 ...........
United States 547,000 611,712
b
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ...... United States 630,000 633,370
b
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ................... United States 720,000 733,671
MPLX LP , Senior Note , 4.7% , 11/01/29 ...................
United States 175,000 173,736
Murphy Oil Corp. ,
Senior Note, 6%, 10/01/32 .......................... United States 215,000 214,530
Senior Note, 6.5%, 2/15/34 .......................... United States 405,000 403,904
b
Neo Next+ Energy Consolidated Holdings Ltd. , Senior Note ,
144A, Reg S, 6.625% , 6/11/31 ........................ United Kingdom 600,000 598,985
Occidental Petroleum Corp. , Senior Bond , 7.5% , 5/01/31 ......
United States 144,000 157,524
ONEOK, Inc. , Senior Note , 4.75% , 10/15/31 ...............
United States 331,000 323,836
b
Pertamina Hulu Energi PT , Senior Note , 144A, 5.25% , 5/21/30 . Indonesia 200,000 198,643
b
Saturn Oil & Gas, Inc. , Senior Note , 144A, 8.5% , 7/30/31 ..... Canada 325,000 337,554
South Bow USA Infrastructure Holdings LLC , Senior Note ,
5.026% , 10/01/29 .................................. Canada 658,000 654,993

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
b
Sunoco LP ,
Senior Note, 144A, 5.375%, 7/15/31 ................... United States 155,000 $ 152,968
Senior Note, 144A, 6.25%, 7/01/33 .................... United States 560,000 563,238
Senior Note, 144A, 5.625%, 7/15/34 ................... United States 25,000 24,293
Targa Resources Corp. , Senior Note , 4.35% , 4/15/31 ........
United States 165,000 159,855
Targa Resources Partners LP / Targa Resources Partners
Finance Corp. ,
Senior Bond, 5%, 1/15/28 ........................... United States 201,000 200,925
Senior Bond, 4.875%, 2/01/31 ........................ United States 113,000 111,541
b
TGNR Intermediate Holdings LLC , Senior Note , 144A, 5.5% ,
10/15/29 ........................................ United States 105,000 104,005
Transcontinental Gas Pipe Line Co. LLC , Senior Note , 5.1% ,
3/15/36 ......................................... United States 255,000 246,992
b
Venture Global Calcasieu Pass LLC , Senior Secured Bond , 144A,
6% , 5/01/36 ...................................... United States 70,000 69,749
b
Venture Global LNG, Inc. ,
h
Junior Sub. Bond, 144A, 9% to 9/29/29, FRN thereafter,
Perpetual ....................................... United States 350,000 354,955
Senior Secured Note, 144A, 9.5%, 2/01/29 .............. United States 440,000 473,402
Senior Secured Note, 144A, 8.375%, 6/01/31 ............ United States 305,000 317,272
Senior Secured Note, 144A, 9.875%, 2/01/32 ............ United States 300,000 319,930
b
Venture Global Plaquemines LNG LLC ,
Senior Secured Bond, 144A, 7.75%, 5/01/35 ............. United States 340,000 378,299
Senior Secured Bond, 144A, 6.75%, 1/15/36 ............. United States 180,000 189,570
Senior Secured Note, 144A, 6.125%, 12/15/30 ........... United States 455,000 464,729
Senior Secured Note, 144A, 7.5%, 5/01/33 .............. United States 285,000 309,733
Senior Secured Note, 144A, 6.5%, 1/15/34 .............. United States 25,000 25,864
Viper Energy Partners LLC ,
Senior Bond, 5.7%, 8/01/35 .......................... United States 227,000 226,334
Senior Note, 4.9%, 8/01/30 .......................... United States 219,000 216,807
Williams Cos., Inc. (The) , Senior Bond , 5.6% , 3/15/35 ........
United States 276,000 275,589
20,337,707
Paper & Forest Products 0.1%
b
Georgia-Pacific LLC , Senior Note , 144A, 4.9% , 5/15/33 ....... United States 600,000 587,380
b
Magnera Corp. ,
Senior Secured Note, 144A, 4.75%, 11/15/29 ............ United States 175,000 165,356
Senior Secured Note, 144A, 7.25%, 11/15/31 ............ United States 95,000 93,469
846,205
Passenger Airlines 0.2%
b
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. , Senior
Secured Note , 144A, 5.75% , 4/20/29 ................... United States 756,250 756,139
b
AS Mileage Plan IP Ltd. , Senior Secured Note , 144A, 5.021% ,
10/20/29 ........................................ United States 735,000 722,422
b
United Airlines, Inc. , Senior Secured Note , 144A, 4.625% , 4/15/29 United States 95,000 93,616
1,572,177
Personal Care Products 0.2%
b
Coty, Inc. / HFC Prestige Products, Inc. / HFC Prestige
International US LLC ,
Senior Note, 144A, 6.625%, 7/15/30 ................... United States 310,000 310,919
Senior Secured Note, 144A, 4.75%, 1/15/29 ............. United States 75,000 73,416
Kenvue, Inc. ,
Senior Note, 4.85%, 5/22/32 ......................... United States 13,000 12,877
Senior Note, 4.9%, 3/22/33 .......................... United States 728,000 717,910

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Personal Care Products (continued)
b
Opal Bidco SAS , Senior Secured Note , 144A, 6.5% , 3/31/32 ... France 930,000 $ 939,379
2,054,501
Pharmaceuticals 0.8%
Bristol-Myers Squibb Co. , Senior Bond , 4.125% , 6/15/39 ......
United States 645,000 558,601
Merck & Co., Inc. ,
Senior Bond, 4.75%, 12/04/35 ........................ United States 170,000 162,462
Senior Bond, 5.2%, 5/22/36 .......................... United States 295,000 291,250
Senior Note, 4.45%, 12/04/32 ........................ United States 115,000 111,488
Novartis Capital Corp. ,
Senior Bond, 4.9%, 3/18/36 .......................... United States 295,000 285,841
Senior Bond, 5.7%, 3/18/56 .......................... United States 160,000 155,372
Senior Note, 4.1%, 11/05/30 ......................... United States 250,000 242,928
Senior Note, 4.6%, 3/18/33 .......................... United States 240,000 233,871
Pfizer Investment Enterprises Pte. Ltd. ,
Senior Bond, 4.75%, 5/19/33 ......................... United States 840,000 819,357
Senior Bond, 5.3%, 5/19/53 .......................... United States 90,000 80,535
Royalty Pharma plc ,
Senior Bond, 5.4%, 9/02/34 .......................... United States 253,000 250,776
Senior Bond, 5.2%, 9/25/35 .......................... United States 285,000 277,105
Senior Note, 2.2%, 9/02/30 .......................... United States 293,000 263,172
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Bond, 4.1%, 10/01/46 ......................... Israel 545,000 402,004
Senior Note, 6.75%, 3/01/28 ......................... Israel 230,000 235,394
Senior Note, 8.125%, 9/15/31 ........................ Israel 1,385,000 1,550,905
Teva Pharmaceutical Finance Netherlands IV BV , Senior Note ,
5.75% , 12/01/30 ................................... Israel 200,000 203,197
Wyeth LLC , Senior Bond , 5.95% , 4/01/37 .................
United States 6,000 6,188
Zoetis, Inc. , Senior Bond , 2% , 5/15/30 ....................
United States 72,000 64,807
6,195,253
Professional Services 0.2%
b
CACI International, Inc. , Senior Note , 144A, 6.375% , 6/15/33 .. United States 515,000 522,177
Paychex, Inc. , Senior Note , 5.1% , 4/15/30 .................
United States 490,000 490,332
1,012,509
Residential REITs 0.0%
†
ERP Operating LP ,
Senior Bond, 5.45%, 10/01/36 ........................ United States 75,000 74,511
Senior Note, 4.95%, 10/01/31 ........................ United States 75,000 74,506
149,017
Semiconductors & Semiconductor Equipment 0.5%
b
Foundry JV Holdco LLC ,
Senior Secured Note, 144A, 5.5%, 1/25/31 .............. United States 400,000 403,598
Senior Secured Note, 144A, 5.9%, 1/25/33 .............. United States 1,000,000 1,016,710
Intel Corp. ,
Senior Bond, 4.15%, 8/05/32 ......................... United States 610,000 573,260
Senior Bond, 5.3%, 5/15/36 .......................... United States 216,000 208,327
Senior Bond, 6.125%, 5/15/56 ........................ United States 133,000 125,525
Marvell Technology, Inc. ,
Senior Bond, 5.3%, 4/15/36 .......................... United States 405,000 390,639
Senior Note, 5.75%, 2/15/29 ......................... United States 135,000 137,561
Senior Note, 4.75%, 7/15/30 ......................... United States 40,000 39,432

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Semiconductors & Semiconductor Equipment (continued)
Marvell Technology, Inc., (continued)
Senior Note, 5.95%, 9/15/33 ......................... United States 130,000 $ 133,521
NVIDIA Corp. , Senior Note , 4.95% , 6/15/36 ................
United States 360,000 342,360
b
Qnity Electronics, Inc. ,
Senior Note, 144A, 6.25%, 8/15/33 .................... United States 385,000 388,022
Senior Secured Note, 144A, 5.75%, 8/15/32 ............. United States 520,000 517,317
4,276,272
Software 0.4%
b
Cloud Software Group LLC ,
Secured Note, 144A, 9%, 9/30/29 ..................... United States 40,000 40,140
Senior Secured Note, 144A, 6.5%, 3/31/29 .............. United States 60,000 59,759
b
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 .......... United States 475,000 430,028
Oracle Corp. ,
Senior Bond, 3.9%, 5/15/35 .......................... United States 67,000 54,757
Senior Bond, 5.7%, 2/04/36 .......................... United States 63,000 58,283
Senior Bond, 3.65%, 3/25/41 ......................... United States 768,000 519,079
Senior Bond, 6.55%, 2/04/46 ......................... United States 150,000 134,103
Senior Bond, 6.7%, 2/04/56 .......................... United States 45,000 39,662
Senior Note, 4.45%, 9/26/30 ......................... United States 590,000 558,679
Senior Note, 4.8%, 9/26/32 .......................... United States 620,000 573,479
Senior Note, 5.35%, 5/04/33 ......................... United States 160,000 150,844
b
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ...... United States 65,000 63,770
ServiceNow, Inc. , Senior Bond , 1.4% , 9/01/30 ..............
United States 176,000 153,319
Synopsys, Inc. ,
Senior Bond, 5.15%, 4/01/35 ......................... United States 843,000 818,933
Senior Bond, 5.7%, 4/01/55 .......................... United States 8,000 7,411
b
UKG, Inc. , Senior Secured Note , 144A, 6.875% , 2/01/31 ...... United States 335,000 330,632
3,992,878
Specialized REITs 0.4%
American Tower Corp. ,
Senior Bond, 3.125%, 1/15/27 ........................ United States 251,000 249,731
Senior Bond, 2.9%, 1/15/30 .......................... United States 511,000 477,283
Senior Bond, 2.7%, 4/15/31 .......................... United States 502,000 451,586
Senior Note, 4.7%, 12/15/32 ......................... United States 45,000 43,453
Crown Castle, Inc. ,
Senior Bond, 3.65%, 9/01/27 ......................... United States 82,000 81,316
Senior Bond, 4.75%, 5/15/47 ......................... United States 27,000 22,224
Senior Note, 4.9%, 9/01/29 .......................... United States 1,005,000 1,001,866
EPR Properties , Senior Bond , 4.5% , 6/01/27 ...............
United States 43,000 42,964
Equinix, Inc. , Senior Bond , 3.2% , 11/18/29 ................
United States 220,000 208,262
b
Iron Mountain, Inc. , Senior Note , 144A, 6.25% , 1/15/33 ....... United States 755,000 761,382
b
Millrose Properties, Inc. , Senior Note , 144A, 6.375% , 8/01/30 .. United States 755,000 766,166
4,106,233
Specialty Retail 0.2%
Dick's Sporting Goods, Inc. ,
Senior Bond, 3.15%, 1/15/32 ......................... United States 274,000 245,488
Senior Bond, 4.1%, 1/15/52 .......................... United States 350,000 238,659
b
PetSmart LLC / PetSmart Finance Corp. , Senior Secured Note ,
144A, 7.5% , 9/15/32 ............................... United States 545,000 550,546
1,034,693

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC / EMC Corp. ,
Senior Bond, 5.25%, 2/15/37 ......................... United States 355,000 $ 341,260
Senior Note, 4.75%, 7/15/31 ......................... United States 95,000 93,107
Hewlett Packard Enterprise Co. ,
Senior Note, 4.55%, 10/15/29 ........................ United States 493,000 486,489
Senior Note, 4.85%, 10/15/31 ........................ United States 83,000 81,650
Seagate Data Storage Technology Pte. Ltd. ,
Senior Note, 3.125%, 7/15/29 ........................ United States 30,000 27,766
Senior Note, 5.875%, 7/15/30 ........................ United States 380,000 386,280
1,416,552
Textiles, Apparel & Luxury Goods 0.2%
b
Beach Acquisition Bidco LLC ,
g
Senior Note, 144A, PIK, 10%, 7/15/33 .................. United States 650,809 698,879
Senior Secured Note, 144A, 5.25%, 7/15/32 ............. United States 200,000 EUR 233,560
b
Crocs, Inc. , Senior Note , 144A, 4.25% , 3/15/29 ............. United States 255,000 246,913
Tapestry, Inc. ,
Senior Bond, 3.05%, 3/15/32 ......................... United States 214,000 191,133
Senior Bond, 5.5%, 3/11/35 .......................... United States 96,000 94,437
Senior Note, 5.1%, 3/11/30 .......................... United States 244,000 243,881
1,708,803
Tobacco 0.4%
BAT Capital Corp. ,
Senior Bond, 5.55%, 8/05/36 ......................... United Kingdom 215,000 212,960
Senior Bond, 4.39%, 8/15/37 ......................... United Kingdom 503,000 447,092
Senior Note, 4.625%, 3/22/33 ........................ United Kingdom 1,140,000 1,092,448
Senior Note, 5.3%, 8/05/33 .......................... United Kingdom 195,000 194,039
b
Imperial Brands Finance plc ,
Senior Bond, 144A, 5.875%, 7/01/34 ................... United Kingdom 400,000 405,647
Senior Bond, 144A, 5.5%, 7/07/36 ..................... United Kingdom 400,000 388,062
Philip Morris International, Inc. ,
Senior Note, 5.125%, 2/15/30 ........................ United States 1,128,000 1,135,266
Senior Note, 4.375%, 4/30/30 ........................ United States 90,000 88,270
Senior Note, 4.75%, 11/01/31 ........................ United States 94,000 92,845
4,056,629
Trading Companies & Distributors 0.3%
b
Aviation Capital Group LLC ,
Senior Note, 144A, 5.375%, 7/15/29 ................... United States 156,000 157,006
Senior Note, 144A, 5.125%, 4/10/30 ................... United States 635,000 632,097
b
EquipmentShare.com, Inc. ,
Secured Note, 144A, 9%, 5/15/28 ..................... United States 420,000 429,349
Secured Note, 144A, 8.625%, 5/15/32 .................. United States 295,000 307,128
Secured Note, 144A, 7.125%, 7/01/34 .................. United States 340,000 335,037
b
Herc Holdings, Inc. , Senior Note , 144A, 6.625% , 6/15/29 ...... United States 40,000 40,818
United Rentals North America, Inc. ,
Senior Bond, 4%, 7/15/30 ........................... United States 280,000 266,849
b
Senior Bond, 144A, 6.125%, 3/15/34 ................... United States 240,000 244,204
b
WESCO Distribution, Inc. ,
Senior Note, 144A, 6.375%, 3/15/29 ................... United States 20,000 20,332
Senior Note, 144A, 6.625%, 3/15/32 ................... United States 80,000 81,928
Senior Note, 144A, 6.375%, 3/15/33 ................... United States 30,000 30,487
2,545,235

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Water Utilities 0.0%
†
Essential Utilities, Inc. , Senior Bond , 5.125% , 3/15/36 ........
United States 305,000 $ 294,509
Wireless Telecommunication Services 0.1%
b
Connect Finco SARL / Connect US Finco LLC , Senior Secured
Note , 144A, 9% , 9/15/29 ............................ United Kingdom 200,000 209,394
b
Digicel International Finance Ltd. / DIFL US LLC , Senior Secured
Note , 144A, 8.625% , 8/01/32 ......................... Bermuda 260,000 271,089
Rogers Communications, Inc. ,
Sub. Bond, 7.125% to 4/14/35, FRN thereafter, 4/15/55 ..... Canada 90,000 90,652
NC5, Sub. Bond, 7% to 4/14/30, FRN thereafter, 4/15/55 .... Canada 92,000 92,732
T-Mobile USA, Inc. ,
Senior Bond, 2.875%, 2/15/31 ........................ United States 65,000 59,138
Senior Bond, 5.05%, 7/15/33 ......................... United States 38,000 37,221
Senior Note, 3.875%, 4/15/30 ........................ United States 8,000 7,692
Senior Note, 5.125%, 5/15/32 ........................ United States 575,000 571,821
Senior Note, 6.7%, 12/15/33 ......................... United States 612,000 655,594
1,995,333
Total Corporate Bonds (Cost $257,429,269) ...................................
253,203,802
k
Senior Floating Rate Interests 0.5%
Automobile Components 0.0%
†
l
DexKo Global, Inc., First Lien, Refinancing Dollar CME Term
Loan, 8.323%, (3-month SOFR + 4.5%), 10/06/31 ......... United States 45,820 44,405
l
Chemicals 0.0%
†
Hexion Holdings Corp., Second Lien, Initial CME Term Loan,
11.224%, (1-month SOFR + 7.438%), 3/15/30 ............ United States 18,926 17,680
m
Tronox Finance LLC, First Lien, 2024 CME Term Loan, B,
6.212%, (1-month SOFR + 2.5%), 9/30/31 ............... United States 437,986 345,242
m
Tronox Finance LLC, First Lien, 2024-B2 CME Term Loan,
5.982%, (3-month SOFR + 2.25%), 4/04/29 .............. United States 136,363 112,375
475,297
a a a a a a
Containers & Packaging 0.0%
†
l
Mauser Packaging Solutions Holding Co., First Lien, 2025 CME
Term Loan, 7.206%, (1-month SOFR + 3.5%), 4/15/30 ...... United States 259,350 259,567
Distributors 0.1%
l
Verde Purchaser LLC, First Lien, Second Refinancing CME Term
Loan, 7.732%, (3-month SOFR + 4%), 11/30/30 ........... United States 595,271 595,334
l
Food Products 0.2%
Froneri US, Inc., First Lien, CME Term Loan, B6, 6.454%,
(6-month SOFR + 2.5%), 9/30/32 ...................... United States 368,306 367,288
TreeHouse Foods, Inc., First Lien, Initial CME Term Loan,
7.436%, (1-month SOFR + 3.75%), 2/11/33 .............. United States 557,500 560,162
927,450
a a a a a a
Health Care Equipment & Supplies 0.0%
†
l
Bausch + Lomb Corp., First Lien, 2025-2 Refinancing CME Term
Loan, 7.436%, (1-month SOFR + 3.75%), 1/15/31 ......... United States 60,959 61,424
l
Hotels, Restaurants & Leisure 0.0%
†
Fertitta Entertainment LLC, First Lien, Initial CME Term Loan, B,
6.936%, (1-month SOFR + 3.25%), 1/29/29 .............. United States 361,657 362,901

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
k
Senior Floating Rate Interests
(continued)
l
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, First Lien, 2024 Refinancing Dollar
CME Term Loan, 6.752%, (1-month SOFR + 3%), 4/04/29 ... United States 34,300 $ 31,113
394,014
a a a a a a
IT Services 0.0%
†
l
Fortress Intermediate 3, Inc., First Lien, CME Term Loan, B,
6.642%, (1-month SOFR + 3%), 6/27/31 ................ United States 54,178 54,223
l
Media 0.0%
†
Clear Channel Outdoor Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan, 7.801%, (1-month SOFR + 4%),
8/23/28 ......................................... United States 54,606 54,824
DIRECTV Financing LLC, First Lien, 2026 Refinancing CME Term
Loan, B, 8.323%, (3-month SOFR + 4.5%), 8/02/29 ........ United States 74,759 75,396
130,220
a a a a a a
Oil, Gas & Consumable Fuels 0.1%
l
Venture Global Calcasieu Pass LLC, First Lien, Initial CME Term
Loan, 6.954%, (6-month SOFR + 3.25%), 4/11/33 ......... United States 360,318 363,271
l
Pharmaceuticals 0.1%
1261229 BC Ltd., First Lien, Initial CME Term Loan, 9.936%,
(1-month SOFR + 6.25%), 10/08/30 .................... United States 1,054,449 1,051,059
Endo Finance Holdings LP, First Lien, 2024 Refinancing CME
Term Loan, 7.436%, (1-month SOFR + 3.75%), 4/23/31 ..... United States 79,583 79,873
1,130,932
a a a a a a
l
Software 0.0%
†
Rocket Software, Inc., First Lien, CME Term Loan, 7.436%,
(1-month SOFR + 3.75%), 11/28/28 .................... United States 55,725 55,312
UKG, Inc., First Lien, Initial CME Term Loan, 6.073%, (3-month
SOFR + 2.25%), 2/10/31 ............................ United States 9,826 9,567
64,879
a a a a a a
Textiles, Apparel & Luxury Goods 0.0%
†
l
Flash Charm, Inc., First Lien, CME Term Loan, B2, 7.311%,
(3-month SOFR + 3.5%), 3/02/28 ...................... United States 18,550 16,237
Wireless Telecommunication Services 0.0%
†
l
Connect Finco SARL, First Lien, Amendment No. 4 CME Term
Loan, 8.186%, (1-month SOFR + 4.5%), 9/13/29 .......... United Kingdom 43,988 44,343
Total Senior Floating Rate Interests (Cost $4,520,689) .........................
4,561,596
Foreign Government and Agency Securities 3.4%
b
Angola Government Bond ,
Senior Bond, 144A, 9.375%, 5/08/48 ................... Angola 200,000 191,197
Senior Bond, Reg S, 8.75%, 4/14/32 ................... Angola 440,000 450,940
Argentina Government Bond ,
Senior Bond, 4.125%, 7/09/35 ........................ Argentina 880,000 666,600
Senior Note, 0.75%, 7/09/30 ......................... Argentina 211,200 183,427
b
Argentina Provincia de Cordoba , Senior Note , 144A, 8.6% ,
2/03/35 ......................................... Argentina 170,000 167,662
b
Argentina Provincia del Chubut , Senior Secured Bond , 144A,
9.45% , 4/29/36 ................................... Argentina 170,000 180,872
b
Bahrain Government Bond , Senior Bond , Reg S, 7.375% , 5/14/30 Bahrain 410,000 411,198

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Benin Government Bond ,
Senior Bond, 144A, 7.96%, 2/13/38 .................... Benin 230,000 $ 243,657
Senior Bond, 144A, 8.375%, 1/23/41 ................... Benin 200,000 216,001
b
Bolivia Government Bond , Senior Note , 144A, 9.45% , 5/14/31 .. Bolivia 200,000 199,250
Brazil Government Bond ,
Senior Bond, 4.5%, 5/30/29 .......................... Brazil 410,000 408,647
Senior Bond, 6.125%, 3/15/34 ........................ Brazil 660,000 656,106
Senior Bond, 4.75%, 1/14/50 ......................... Brazil 550,000 391,050
b
Bulgaria Government Bond , Senior Bond , Reg S, 5% , 3/05/37 .. Bulgaria 230,000 220,022
b
Cameroon Government Bond , Senior Note , Reg S, 9.5% , 7/31/31 Cameroon 200,000 203,804
Chile Government Bond ,
Senior Bond, 5.65%, 1/13/37 ......................... Chile 480,000 486,960
Senior Bond, 4.34%, 3/07/42 ......................... Chile 370,000 315,055
Colombia Government Bond ,
Senior Bond, 7.5%, 2/02/34 .......................... Colombia 200,000 210,400
Senior Bond, 7.75%, 11/07/36 ........................ Colombia 200,000 213,350
Senior Bond, 6.125%, 1/18/41 ........................ Colombia 190,000 173,707
Senior Note, 7.375%, 4/25/30 ......................... Colombia 410,000 430,295
b
Comision Federal de Electricidad , Senior Bond , Reg S, 3.875% ,
7/26/33 ......................................... Mexico 200,000 172,462
b
Congo Government Bond , Senior Bond , Reg S, 9.5% , 5/26/36 . Congo 200,000 193,996
b
Costa Rica Government Bond ,
Senior Bond, 144A, 6.55%, 4/03/34 .................... Costa Rica 400,000 420,210
Senior Bond, Reg S, 7.158%, 3/12/45 .................. Costa Rica 200,000 213,594
b
Dominican Republic Government Bond ,
Senior Bond, Reg S, 4.5%, 1/30/30 .................... Dominican
Republic 380,000 367,365
Senior Bond, Reg S, 4.875%, 9/23/32 .................. Dominican
Republic 520,000 491,400
Senior Bond, Reg S, 7.45%, 4/30/44 ................... Dominican
Republic 100,000 106,050
Senior Bond, Reg S, 6.85%, 1/27/45 ................... Dominican
Republic 160,000 160,000
b
Eagle Funding Luxco SARL , Senior Note , 144A, 5.5% , 8/17/30 . Mexico 250,000 249,937
Ecopetrol SA , Senior Bond , 4.625% , 11/02/31 ..............
Colombia 260,000 238,893
b
Ecuador Government Bond ,
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 130,575 119,737
Senior Bond, Reg S, 6.9%, 7/31/35 .................... Ecuador 169,425 155,363
b
Egypt Government Bond ,
Senior Bond, Reg S, 7.6%, 3/01/29 .................... Egypt 200,000 206,300
Senior Bond, Reg S, 7.053%, 1/15/32 .................. Egypt 300,000 300,660
Senior Bond, Reg S, 7.3%, 9/30/33 .................... Egypt 490,000 490,565
Senior Note, 144A, 8.625%, 2/04/30 .................... Egypt 200,000 213,021
b
El Salvador Government Bond ,
Senior Bond, 144A, 7.65%, 6/15/35 .................... El Salvador 330,000 343,524
Senior Bond, Reg S, 8.625%, 2/28/29 .................. El Salvador 210,000 222,479
b,h
Electricite de France SA , Junior Sub. Bond , 144A, 9.125% to
6/14/33, FRN thereafter , Perpetual ..................... France 600,000 687,809
b
Empresa Nacional del Petroleo , Senior Bond , 144A, 5.95% ,
7/30/34 ......................................... Chile 200,000 200,951
b
Gabon Government Bond , Senior Bond , Reg S, 6.625% , 2/06/31 Gabon 200,000 173,642
Ghana Government Bond ,
b
Senior Bond, 144A, 5%, 7/03/35 ....................... Ghana 370,000 344,860
b
Guatemala Government Bond ,
Senior Bond, Reg S, 6.6%, 6/13/36 .................... Guatemala 600,000 627,996
Senior Note, 144A, 7.05%, 10/04/32 .................... Guatemala 490,000 523,538
b
Honduras Government Bond , Senior Bond , 144A, 6.4% , 7/29/36 Honduras 200,000 201,200

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
b
Hungary Government Bond , Senior Note , Reg S, 5.25% , 6/16/29 Hungary 600,000 $ 603,510
Indonesia Government Bond ,
Senior Bond, 5.69%, 5/29/36 ......................... Indonesia 410,000 410,039
b
Senior Bond, Reg S, 7.75%, 1/17/38 ................... Indonesia 380,000 439,076
b
Iraq Government Bond , Senior Bond , Reg S, 5.8% , 1/15/28 .... Iraq 206,250 205,297
b
Istanbul Metropolitan Municipality , Senior Note , Reg S, 10.5% ,
12/06/28 ........................................ Turkiye 200,000 214,566
b
Ivory Coast Government Bond , Senior Bond , Reg S, 6.125% ,
6/15/33 ......................................... Ivory Coast 1,020,000 1,012,320
Jamaica Government Bond , Senior Bond , 8% , 3/15/39 .......
Bermuda 170,000 200,763
b
Jordan Government Bond , Senior Bond , 144A, 7.375% , 10/10/47 Jordan 200,000 195,075
Mexico Government Bond ,
Senior Bond, 4.875%, 5/19/33 ........................ Mexico 200,000 188,400
Senior Bond, 6.125%, 2/09/38 ........................ Mexico 200,000 192,950
Senior Bond, 4.28%, 8/14/41 ......................... Mexico 380,000 291,840
Senior Bond, 5%, 4/27/51 ........................... Mexico 200,000 152,100
Senior Bond, 6.338%, 5/04/53 ........................ Mexico 200,000 180,450
b
Montenegro Government Bond , Senior Note , Reg S, 7.25% ,
3/12/31 ......................................... Montenegro 400,000 419,201
b
Morocco Government Bond , Senior Bond , Reg S, 5.5% , 12/11/42 Morocco 210,000 193,440
b
Nigeria Government Bond ,
Senior Bond, 144A, 8.631%, 1/13/36 ................... Nigeria 680,000 737,812
Senior Bond, Reg S, 6.5%, 11/28/27 ................... Nigeria 400,000 403,726
b
Office Cherifien des Phosphates , Senior Bond , 144A, 6.875% ,
4/25/44 ......................................... Morocco 210,000 209,199
b
Oman Government Bond ,
Senior Bond, Reg S, 6%, 8/01/29 ...................... Oman 290,000 297,907
Senior Bond, Reg S, 7.375%, 10/28/32 ................. Oman 300,000 334,119
Senior Bond, Reg S, 6.5%, 3/08/47 .................... Oman 250,000 254,195
b
Pakistan Government Bond , Senior Bond , 144A, 7.375% , 4/08/31 Pakistan 200,000 201,454
Panama Government Bond ,
Senior Bond, 6.4%, 2/14/35 .......................... Panama 420,000 436,170
Senior Bond, 3.87%, 7/23/60 ......................... Panama 200,000 130,650
b
Paraguay Government Bond ,
Senior Bond, Reg S, 4.95%, 4/28/31 ................... Paraguay 400,000 396,836
Senior Bond, Reg S, 3.849%, 6/28/33 .................. Paraguay 240,000 221,460
Peru Government Bond ,
Senior Bond, 2.783%, 1/23/31 ........................ Peru 740,000 678,506
b
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara ,
Senior Bond , Reg S, 5.45% , 5/21/28 ................... Indonesia 200,000 200,741
Petroleos Mexicanos ,
Senior Bond, 6.75%, 9/21/47 ......................... Mexico 200,000 168,015
Senior Note, 10%, 2/07/33 ........................... Mexico 230,000 268,800
Philippines Government Bond ,
Senior Bond, 3.75%, 1/14/29 ......................... Philippines 520,000 511,016
Senior Bond, 4.2%, 3/29/47 .......................... Philippines 280,000 217,695
b
Power Finance Corp. Ltd. , Senior Bond , Reg S, 3.95% , 4/23/30 . India 200,000 190,678
b
Romania Government Bond ,
Senior Bond, 144A, 3%, 2/14/31 ....................... Romania 450,000 402,215
Senior Bond, 144A, 7.125%, 1/17/33 ................... Romania 310,000 324,196
Senior Bond, Reg S, 6.125%, 1/22/44 .................. Romania 380,000 350,849
b
Saudi Arabia Government Bond , Senior Bond , Reg S, 4.5% ,
10/26/46 ........................................ Saudi Arabia 510,000 403,477
b
Serbia Government Bond , Senior Bond , 144A, 6.5% , 9/26/33 .. Serbia 200,000 207,352
South Africa Government Bond ,
Senior Bond, 5.875%, 4/20/32 ........................ South Africa 200,000 205,151
Senior Bond, 5%, 10/12/46 ........................... South Africa 430,000 329,950

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Foreign Government and Agency Securities
(continued)
South Africa Government Bond, (continued)
Senior Bond, 7.3%, 4/20/52 .......................... South Africa 200,000 $ 196,866
b
Sri Lanka Government Bond , Senior Bond , 144A, 3.6% , 6/15/35 Sri Lanka 35,000 29,037
b
State Oil Co. of the Azerbaijan , Senior Bond , Reg S, 6.57% ,
7/07/56 ......................................... Azerbaijan 200,000 199,137
b
Suriname Government Bond , Senior Bond , 144A, 8.5% , 11/06/35 Suriname 470,000 507,722
b
Telecommunications Co. Telekom Srbija AD Belgrade , Senior
Note , 144A, 7.25% , 5/18/31 .......................... Serbia 200,000 198,127
b
Trinidad & Tobago Government Bond , Senior Bond , 144A, 6.2% ,
7/16/38 .........................................
Trinidad and
Tobago 200,000 197,800
Turkiye Government Bond ,
Senior Bond, 7.625%, 5/15/34 ........................ Turkiye 410,000 424,620
Senior Note, 8.6%, 9/24/27 .......................... Turkiye 200,000 206,067
Senior Note, 9.125%, 7/13/30 ......................... Turkiye 390,000 426,179
b
Ukraine Government Bond ,
Senior Bond, 144A, 2/01/35 .......................... Ukraine 30,270 17,536
Senior Bond, 144A, 4.5%, 2/01/35 ..................... Ukraine 160,000 108,156
Senior Bond, 144A, 2/01/36 .......................... Ukraine 25,225 14,585
Senior Bond, 144A, 4.5%, 2/01/36 ..................... Ukraine 190,000 127,028
Senior Note, 144A, 2/01/30 .......................... Ukraine 9,585 6,917
Senior Note, 144A, 2/01/34 .......................... Ukraine 35,820 19,957
Senior Note, 144A, 4.5%, 2/01/34 ..................... Ukraine 110,000 75,664
Uruguay Government Bond ,
Senior Bond, 7.875%, 1/15/33 ........................ Uruguay 400,000 459,200
Senior Bond, 5.1%, 6/18/50 .......................... Uruguay 60,000 53,355
b
Uzbekistan Government Bond , Senior Note , Reg S, 6.9% ,
2/28/32 ......................................... Uzbekistan 520,000 546,553
b,j
Venezuela Government Bond ,
Senior Bond, Reg S, 6%, 12/09/20 ..................... Venezuela 760,000 338,200
Senior Bond, Reg S, 7.65%, 4/21/25 ................... Venezuela 690,000 336,375
Total Foreign Government and Agency Securities (Cost $31,339,872) ............
31,516,029
U.S. Government and Agency Securities 1.7%
U.S. Treasury Bonds ,
4.25%, 11/15/40 .................................. United States 1,250,000 1,154,443
n
2.75%, 8/15/42 ................................... United States 5,000,000 3,697,266
n
3%, 2/15/49 ..................................... United States 5,000,000 3,494,531
2%, 8/15/51 ..................................... United States 1,370,000 743,171
2.875%, 5/15/52 .................................. United States 220,000 145,269
3.625%, 2/15/53 .................................. United States 470,000 358,917
U.S. Treasury Notes ,
2.75%, 8/15/32 ................................... United States 660,000 598,164
3.375%, 5/15/33 .................................. United States 2,770,000 2,575,234
3.875%, 8/15/33 .................................. United States 1,650,000 1,577,555
4.375%, 5/15/34 .................................. United States 1,180,000 1,159,074
4.25%, 11/15/34 .................................. United States 830,000 805,732
Total U.S. Government and Agency Securities (Cost $17,952,722) ...............
16,309,356
Asset-Backed Securities 4.3%
Automobiles 0.0%
†
l
Volkswagen Auto Loan Enhanced Trust , 2025-2 , A2B , FRN ,
4.009% , ( 30-day SOFR Average + 0.37% ), 8/21/28 . ........ United States 168,585 168,639
Consumer Finance 0.5%
Capital One Prime Auto Receivables Trust , 2025-1 , A3 , 3.85% ,
7/15/30 . ......................................... United States 162,000 160,547

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Consumer Finance (continued)
Carvana Auto Receivables Trust , 2026-P3 , A3 , 4.76% , 8/11/31 . .
United States 722,000 $ 720,620
GM Financial Consumer Automobile Receivables Trust , 2025-1 ,
A3 , 4.62% , 12/17/29 . ............................... United States 659,047 660,145
Hyundai Auto Receivables Trust ,
2023-B, A3, 5.48%, 4/17/28 .......................... United States 97,903 98,143
l
2026-A, A2B, FRN, 3.976%, (30-day SOFR Average + 0.34%),
2/15/29 ......................................... United States 327,000 327,243
Nissan Auto Receivables Owner Trust , 2025-B , A2A , 4% , 7/17/28 .
United States 269,432 269,220
Toyota Auto Receivables Owner Trust ,
2023-B, A3, 4.71%, 2/15/28 .......................... United States 15,834 15,853
l
2025-C, A2B, FRN, 3.936%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 1,125,396 1,125,613
l
2025-D, A2B, FRN, 3.957%, (30-day SOFR Average + 0.32%),
8/15/28 ......................................... United States 107,021 107,058
World Omni Auto Receivables Trust ,
2026-A, A3, 3.86%, 5/15/31 .......................... United States 50,000 49,316
2026-C, A3, 4.6%, 10/15/31 .......................... United States 380,000 379,207
3,912,965
a a a a a a
Financial Services 3.8%
b,l
Allegro CLO V-S Ltd. , 2024-2A , A2R , 144A, FRN , 5.325% ,
( 3-month SOFR + 1.55% ), 7/24/37 . .................... Jersey 1,000,000 1,000,925
b,l,m
Ares LXIV CLO Ltd. , 2022-64AR , BR2 , 144A, FRN , 5.24% ,
( 3-month SOFR + 1.55% ), 10/22/39 . ................... United States 1,125,000 1,125,563
b,l
Ares LXIX CLO Ltd. , 2024-69A , A1R , 144A, FRN , 5.003% ,
( 3-month SOFR + 1.25% ), 4/15/36 . .................... Jersey 1,125,000 1,127,205
b,l
Bain Capital Credit CLO Ltd. , 2020-3A , A1R3 , 144A, FRN ,
4.742% , ( 3-month SOFR + 0.99% ), 10/23/34 . ............. United States 2,130,000 2,132,224
b
Bank of America Auto Trust , 2023-2A , A4 , 144A, 5.66% , 11/15/29 . United States 175,000 176,022
b,l
Birch Grove CLO 2 Ltd. , 2021-2A , A1R , 144A, FRN , 5.129% ,
( 3-month SOFR + 1.4% ), 10/19/37 . .................... United States 125,000 125,307
BMW Vehicle Owner Trust , 2026-A , A3 , 4.59% , 4/25/31 . ......
United States 444,000 443,566
b
BofA Auto Trust , 2024-1A , A3 , 144A, 5.35% , 11/15/28 . ........ United States 25,083 25,191
b,l
BRAVO Residential Funding Trust , 2025-HE1 , A1 , 144A, FRN ,
4.993% , ( 30-day SOFR Average + 1.35% ), 9/25/72 . ........ United States 106,773 107,039
b
Chase Auto Owner Trust , 2025-1A , A3 , 144A, 4.29% , 6/25/30 . .. United States 50,000 49,889
b,l
CIFC Funding Ltd. , 2021-7A , AR , 144A, FRN , 4.842% , ( 3-month
SOFR + 1.09% ), 1/23/35 . ............................ United States 488,000 488,460
b
Compass Datacenters Issuer II LLC ,
2024-2A, A1, 144A, 5.022%, 8/25/49 ................... United States 181,000 178,564
2025-2A, A1, 144A, 4.926%, 11/25/50 .................. United States 259,000 250,715
b,l
Dryden 86 CLO Ltd. , 2020-86A , A1R2 , 144A, FRN , 4.88% ,
( 3-month SOFR + 1.13% ), 7/17/34 . .................... United States 1,175,000 1,176,258
b,l
Elevation CLO Ltd. , 2021-13A , A1R , 144A, FRN , 4.813% ,
( 3-month SOFR + 1.06% ), 7/15/34 . .................... United States 250,000 250,116
b
FIGRE Trust ,
2025-FL1, A1, 144A, 5.265%, 7/25/55 .................. United States 106,170 105,566
2025-FL2, A1, 144A, 5.053%, 11/25/55 ................. United States 123,135 121,519
l
2026-HF3, A1A, 144A, FRN, 5.043%, (30-day SOFR Average +
1.4%), 3/25/56 .................................... United States 2,672,428 2,676,930
l
Ford Credit Auto Owner Trust ,
2025-B, A2B, FRN, 3.936%, (30-day SOFR Average + 0.3%),
6/15/28 ......................................... United States 30,441 30,439
2026-A, A2B, FRN, 4.066%, (30-day SOFR Average + 0.43%),
1/15/29 ......................................... United States 2,336,000 2,339,162

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,l
Fortress Credit BSL XIV Ltd. , 2021-5A , B1R , 144A, FRN , 5.284% ,
( 3-month SOFR + 1.55% ), 10/23/34 . ................... United States 940,000 $ 941,391
l
GS Mortgage-Backed Securities Trust , 2026-HE2 , A1 , FRN ,
5.043% , ( 30-day SOFR Average + 1.4% ), 10/25/66 . ........ United States 427,000 428,066
Honda Auto Receivables Owner Trust ,
2025-3, A3, 4.04%, 2/21/30 .......................... United States 1,446,000 1,438,144
2026-1, A2A, 3.71%, 9/21/28 ......................... United States 194,000 193,473
2026-3, A3, 4.52%, 2/18/31 .......................... United States 597,000 596,103
b
Iskandar Enterprise LLC , 2026-1A , A21 , 144A, 5.049% , 4/17/56 . United States 1,011,000 988,865
b
J.P. Morgan Mortgage Trust ,
l
2023-HE2, A1, 144A, FRN, 5.339%, (30-day SOFR Average +
1.7%), 3/20/54 .................................... United States 98,998 99,190
2024-CES1, A1A, 144A, 5.919%, 6/25/54 ................ United States 37,503 37,549
l
2025-HE3, A1, 144A, FRN, 4.989%, (30-day SOFR Average +
1.35%), 3/20/56 ................................... United States 63,448 63,804
l
2026-HE1, A1, 144A, FRN, 4.889%, (30-day SOFR Average +
1.25%), 9/20/56 ................................... United States 216,681 217,505
b,l
KKR CLO 43 Ltd. ,
2022-43A, A1R2, 144A, FRN, 4.853%, (3-month SOFR +
1.1%), 4/15/38 .................................... Jersey 250,000 249,508
2022-43A, A2R2, 144A, FRN, 5.203%, (3-month SOFR +
1.45%), 4/15/38 ................................... Jersey 320,000 320,452
b
Lohrasp Enterprise II LLC , 2026-1A , A21 , 144A, 5.512% , 7/17/56 . United States 170,000 169,134
b,l
Madison Park Funding XXX Ltd. , 2018-30A , A1R , 144A, FRN ,
5.153% , ( 3-month SOFR + 1.36% ), 7/16/37 . .............. United States 250,000 250,406
b,l
Mountain View CLO XV Ltd. , 2019-2A , A1R2 , 144A, FRN ,
5.043% , ( 3-month SOFR + 1.29% ), 7/15/37 . .............. United States 450,000 451,029
b,l
Neuberger Berman Loan Advisers CLO 43 Ltd. , 2021-43A , AR ,
144A, FRN , 4.8% , ( 3-month SOFR + 1.05% ), 7/17/36 . ...... United States 2,000,000 2,001,280
b,l
Neuberger Berman Loan Advisers CLO 45 Ltd. , 2021-45A , AR ,
144A, FRN , 4.801% , ( 3-month SOFR + 1.06% ), 10/14/36 . ... United States 2,500,000 2,502,866
b,l
Neuberger Berman Loan Advisers CLO 51 Ltd. , 2022-51A , BR2 ,
144A, FRN , 5.152% , ( 3-month SOFR + 1.4% ), 10/23/36 . .... Jersey 250,000 250,325
b,l
Oaktree CLO Ltd. ,
2019-4A, AR3, 144A, FRN, 4.959%, (3-month SOFR + 1.23%),
7/20/37 ......................................... United States 1,200,000 1,200,537
2021-2A, AR, 144A, FRN, 4.723%, (3-month SOFR + 0.97%),
1/15/35 ......................................... United States 1,000,000 998,885
b,l
Octagon 64 Ltd. , 2022-1A , A1R , 144A, FRN , 4.994% , ( 3-month
SOFR + 1.26% ), 7/21/35 . ............................ United States 2,200,000 2,202,480
b
PK ALIFT Loan Funding 7 LP , 2025-2 , A , 144A, 4.75% , 3/15/43 . United States 226,184 223,490
b
PK ALIFT Loan Funding 8 LP , 2026-1 , A , 144A, 4.614% , 9/15/43 . United States 247,981 243,195
b,l
Signal Peak CLO 5 Ltd. , 2018-5A , A1R2 , 144A, FRN , 5.04% ,
( 3-month SOFR + 1.23% ), 4/25/37 . .................... United States 250,000 250,458
b,l
Sound Point CLO XXXII Ltd. , 2021-4A , AR , 144A, FRN , 4.84% ,
( 3-month SOFR + 1.03% ), 10/25/34 . ................... United States 250,000 250,197
b,l
Symphony CLO XXIII Ltd. , 2020-23A , AR2 , 144A, FRN , 4.653% ,
( 3-month SOFR + 0.9% ), 1/15/34 . ..................... United States 58,257 58,286
b,l
TCW CLO Ltd. , 2020-1A , A1R3 , 144A, FRN , 4.779% , ( 3-month
SOFR + 1.05% ), 4/20/34 . ............................ United States 2,288,757 2,290,117
b
Towd Point Mortgage Trust ,
2024-CES4, A1, 144A, 5.122%, 9/25/64 ................. United States 52,372 52,160
l
2025-HE1, A1A, 144A, FRN, 4.993%, (30-day SOFR Average +
1.35%), 7/25/65 ................................... United States 68,679 68,843
b,l
Trinitas CLO XII Ltd. , 2020-12A , A1R2 , 144A, FRN , 4.86% ,
( 3-month SOFR + 1.05% ), 4/25/33 . .................... United States 594,893 595,488

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Asset-Backed Securities
(continued)
Financial Services (continued)
b,l
Venture 41 CLO Ltd. , 2021-41A , A1RR , 144A, FRN , 4.859% ,
( 3-month SOFR + 1.13% ), 1/20/34 . .................... United States 220,825 $ 220,983
b,l
Venture XIX CLO Ltd. , 2014-19A , ARR , 144A, FRN , 5.275% ,
( 3-month SOFR + 1.522% ), 1/15/32 . ................... United States 15,332 15,351
b,l
Venture XV CLO Ltd. , 2013-15A , AR3 , 144A, FRN , 5.195% ,
( 3-month SOFR + 1.442% ), 7/15/32 . ................... United States 59,731 59,764
Verizon Master Trust , 2026-1 , A1A , 3.94% , 2/20/31 . .........
United States 2,200,000 2,182,536
36,042,520
a a a a a a
Total Asset-Backed Securities (Cost $40,167,334) .............................
40,124,124
Commercial Mortgage-Backed Securities 2.8%
Financial Services 2.8%
b,o
1301 Trust , 2025-1301 , A , 144A, FRN , 5.059% , 8/11/42 ....... United States 139,000 137,731
b,l
AREIT Trust , 2022-CRE6 , A , 144A, FRN , 4.886% , ( 30-day SOFR
Average + 1.25% ), 1/20/37 ........................... United States 43,051 43,159
BANK Trust ,
2019-BN18, A2, 3.474%, 5/15/62 ...................... United States 552,303 536,205
o,p
2020-BN26, XA, IO, FRN, 1.189%, 3/15/63 .............. United States 3,696,342 108,157
BANK5 Trust ,
o,p
2025-5YR15, XA, IO, FRN, 1.22%, 7/15/58 .............. United States 9,438,585 385,152
o,p
2025-5YR18, XA, IO, FRN, 1.047%, 12/15/58 ............. United States 14,876,366 575,366
2026-5YR20, AS, 5.336%, 2/15/59 ..................... United States 72,000 71,470
Barclays Commercial Mortgage Trust , 2019-C5 , C , 3.71% ,
11/15/52 ........................................ United States 402,000 367,182
BBCMS Mortgage Trust ,
o
2023-C21, A3, FRN, 6.296%, 9/15/56 ................... United States 870,000 889,713
o,p
2025-5C33, XA, IO, FRN, 0.817%, 3/15/58 ............... United States 10,458,532 258,695
o
2025-5C37, AS, FRN, 5.382%, 9/15/58 ................. United States 525,000 523,063
2026-5C42, AS, 5.902%, 6/15/59 ...................... United States 501,000 508,298
Benchmark Mortgage Trust ,
2019-B12, A2, 3.001%, 8/15/52 ....................... United States 661,781 650,953
2019-B13, A2, 2.889%, 8/15/57 ....................... United States 145,189 139,893
2019-B15, A2, 2.914%, 12/15/72 ...................... United States 497,493 493,396
o,p
2020-B21, XA, IO, FRN, 1.398%, 12/17/53 ............... United States 5,341,088 242,213
o
2025-V16, AS, FRN, 5.859%, 8/15/58 ................... United States 483,000 487,827
2026-V21, AS, 5.506%, 3/15/59 ....................... United States 442,000 440,517
o,p
2026-V21, XA, IO, FRN, 1.43%, 3/15/59 ................. United States 3,974,976 223,575
o,p
BMO Mortgage Trust ,
2025-5C10, XA, IO, FRN, 1.354%, 5/15/58 ............... United States 1,021,767 42,332
2025-5C11, XA, IO, FRN, 1.11%, 7/15/58 ................ United States 12,083,427 456,441
2026-5C14, XA, IO, FRN, 1.184%, 3/15/59 ............... United States 12,968,513 597,130
b,l
BX Commercial Mortgage Trust , 2026-CSMO , A , 144A, FRN ,
5.039% , ( 1-month SOFR + 1.4% ), 2/15/43 ............... United States 179,000 179,682
b
BX Trust ,
o
2025-ARIA, A, 144A, FRN, 5.031%, 12/13/42 ............. United States 684,000 677,310
o
2025-ARIA, B, 144A, FRN, 5.177%, 12/13/42 ............. United States 130,000 128,278
l
2025-VOLT, A, 144A, FRN, 5.339%, (1-month SOFR + 1.7%),
12/15/44 ........................................ United States 125,000 124,896
l
2026-CLS, A, 144A, FRN, 5.039%, (1-month SOFR + 1.4%),
5/15/43 ......................................... United States 452,000 453,207
o
CD Mortgage Trust , 2017-CD4 , B , FRN , 3.947% , 5/10/50 ..... United States 498,000 473,563
o
CGMS Commercial Mortgage Trust , 2017-B1 , AS , FRN , 3.711% ,
8/15/50 ......................................... United States 80,000 78,695

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Citigroup Commercial Mortgage Trust ,
o
2014-GC21, C, FRN, 4.78%, 5/10/47 ................... United States 508,934 $ 501,391
2016-C3, A4, 3.154%, 11/15/49 ....................... United States 888,263 884,748
o
2016-P6, B, FRN, 4.17%, 12/10/49 ..................... United States 368,000 344,722
COMM Mortgage Trust ,
b
2013-CR6, B, 144A, 3.397%, 3/10/46 ................... United States 153,588 151,053
o
2015-CR26, B, FRN, 4.683%, 10/10/48 ................. United States 338,775 334,529
o
2015-DC1, B, FRN, 4.035%, 2/10/48 ................... United States 352,000 337,261
o
2017-COR2, C, FRN, 4.587%, 9/10/50 .................. United States 127,000 121,380
CSAIL Commercial Mortgage Trust ,
2016-C6, AS, 3.346%, 1/15/49 ........................ United States 16,724 16,677
o,p
2019-C15, XA, IO, FRN, 0.985%, 3/15/52 ................ United States 5,109,553 91,749
2019-C18, A2, 2.845%, 12/15/52 ...................... United States 801,029 758,431
o
CSMC Trust , 2016-NXSR , AS , FRN , 4.049% , 12/15/49 ....... United States 176,000 174,828
GS Mortgage Securities Trust , 2019-GC42 , A2 , 2.933% , 9/10/52
United States 882,134 840,277
J.P. Morgan Chase Commercial Mortgage Securities Trust , 2016-
JP3 , AS , 3.144% , 8/15/49 ........................... United States 645,934 627,345
o
JPMBB Commercial Mortgage Securities Trust , 2014-C18 , B ,
FRN , 4.51% , 2/15/47 ............................... United States 628,906 625,941
o
JPMCC Commercial Mortgage Securities Trust , 2017-JP5 , AS ,
FRN , 3.876% , 3/15/50 .............................. United States 454,000 444,447
JPMDB Commercial Mortgage Securities Trust ,
o
2018-C8, C, FRN, 4.754%, 6/15/51 .................... United States 133,000 121,549
2019-COR6, A2, 2.946%, 11/13/52 ..................... United States 649,904 633,342
b,l
KNDR Trust , 2026-KIND , A , 144A, FRN , 5.395% , ( 1-month SOFR
+ 1.75% ), 8/15/31 ................................. United States 614,000 615,536
b,o,p
LCCM Trust , 2017-LC26 , XA , IO, 144A, FRN , 1.5% , 7/12/50 ... United States 2,271,031 9,014
b,o
MAD Commercial Mortgage Trust ,
2025-11MD, A, 144A, FRN, 4.754%, 10/15/42 ............ United States 125,000 122,742
2025-11MD, C, 144A, FRN, 5.631%, 10/15/42 ............ United States 175,000 174,141
o
Morgan Stanley Bank of America Merrill Lynch Trust ,
2013-C9, B, FRN, 3.708%, 5/15/46 .................... United States 509,074 488,769
2015-C21, B, FRN, 3.854%, 3/15/48 ................... United States 123,825 121,415
2015-C22, B, FRN, 3.883%, 4/15/48 ................... United States 430,000 393,718
2016-C32, AS, FRN, 3.994%, 12/15/49 ................. United States 1,022,000 1,014,913
p
2016-C32, XA, IO, FRN, 0.619%, 12/15/49 ............... United States 6,432,134 5,959
o
Morgan Stanley Capital I Trust , 2018-L1 , C , FRN , 4.78% ,
10/15/51 ........................................ United States 263,000 240,725
b,o
NYC Commercial Mortgage Trust , 2026-1325 , A , 144A, FRN ,
5.331% , 5/09/41 ................................... United States 463,000 455,301
b
One Bryant Park Trust , 2019-OBP , A , 144A, 2.516% , 9/15/54 .. United States 125,000 115,205
b,l
SHRN Trust , 2025-MF18 , A , 144A, FRN , 4.839% , ( 1-month SOFR
+ 1.2% ), 10/15/40 ................................. United States 180,000 180,200
UBS Commercial Mortgage Trust ,
o
2017-C3, B, FRN, 4.092%, 8/15/50 .................... United States 473,000 456,867
2018-C14, A4, 4.448%, 12/15/51 ...................... United States 663,000 654,140
2019-C18, A2, 2.994%, 12/15/52 ...................... United States 900,769 890,606
o,p
Wachovia Bank Commercial Mortgage Trust , 2006-C29 , IO, FRN ,
0.293% , 11/15/48 .................................. United States 2,825 —
Wells Fargo Commercial Mortgage Trust ,
2017-C39, A5, 3.418%, 9/15/50 ....................... United States 700,000 689,064
2017-C39, B, 4.025%, 9/15/50 ........................ United States 491,000 467,033
2019-C49, B, 4.546%, 3/15/52 ........................ United States 581,000 557,344

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
Wells Fargo Commercial Mortgage Trust, (continued)
o
2020-C56, B, FRN, 3.609%, 6/15/53 ................... United States 904,000 $ 810,928
25,767,389
a a a a a a
Total Commercial Mortgage-Backed Securities (Cost $25,495,793) ..............
25,767,389
Mortgage-Backed Securities 12.1%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 0.7%
FHLMC Pool, 15 Year, 2.5%, 10/01/36 .................... United States 276,128 254,799
FHLMC Pool, 30 Year, 2%, 3/01/51 ...................... United States 1,028,569 811,421
FHLMC Pool, 30 Year, 2.5%, 1/01/52 - 4/01/52 ............. United States 2,774,637 2,310,554
FHLMC Pool, 30 Year, 3%, 3/01/43 - 8/01/52 ............... United States 1,085,789 950,956
FHLMC Pool, 30 Year, 3.5%, 8/01/43 ..................... United States 146,609 135,075
FHLMC Pool, 30 Year, 4%, 9/01/49 ...................... United States 817,172 756,206
FHLMC Pool, 30 Year, 4.5%, 9/01/52 ..................... United States 421,179 399,514
FHLMC Pool, 30 Year, 5.5%, 12/01/52 .................... United States 194,840 193,563
FHLMC Pool, 30 Year, 6%, 9/01/53 ...................... United States 268,100 273,727
6,085,815
Federal National Mortgage Association (FNMA) Fixed Rate 7.3%
FNMA, 3.5%, 6/01/56 ................................ United States 1,010,249 895,500
FNMA, 15 Year, 1.5%, 7/01/36 ......................... United States 540,091 480,443
FNMA, 15 Year, 2%, 3/01/36 ........................... United States 775,540 703,768
FNMA, 30 Year, 2%, 10/01/50 - 3/01/52 ................... United States 4,204,398 3,341,074
FNMA, 30 Year, 2.5%, 11/01/51 - 3/01/52 ................. United States 1,474,838 1,232,777
FNMA, 30 Year, 3%, 2/01/43 - 3/01/52 .................... United States 775,819 679,935
FNMA, 30 Year, 3.5%, 6/01/42 - 6/01/52 .................. United States 1,227,026 1,099,910
FNMA, 30 Year, 4.5%, 8/01/52 - 1/01/53 .................. United States 408,228 387,059
FNMA, 30 Year, 5%, 1/01/49 - 8/01/49 .................... United States 36,054 35,344
FNMA, 30 Year, 5.5%, 1/01/38 - 11/01/52 ................. United States 495,032 496,257
FNMA, 30 Year, 6.5%, 4/01/53 ......................... United States 165,200 170,871
q
Uniform Mortgage-Backed Securities, 1.5%, TBA, 9/25/41 ..... United States 1,460,000 1,291,629
q
Uniform Mortgage-Backed Securities, 2%, TBA, 9/25/41 ...... United States 1,710,000 1,544,861
q
Uniform Mortgage-Backed Securities, 2%, TBA, 9/25/56 ...... United States 15,100,000 11,782,188
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 9/25/41 ..... United States 260,000 239,399
q
Uniform Mortgage-Backed Securities, 2.5%, TBA, 9/25/56 ..... United States 10,680,000 8,713,392
q
Uniform Mortgage-Backed Securities, 3%, TBA, 9/25/56 ...... United States 4,580,000 3,903,873
q
Uniform Mortgage-Backed Securities, 3.5%, TBA, 9/25/56 ..... United States 3,300,000 2,926,301
q
Uniform Mortgage-Backed Securities, 4%, TBA, 9/25/56 ...... United States 3,590,000 3,276,155
q
Uniform Mortgage-Backed Securities, 4.5%, TBA, 9/25/41 -
9/25/56 ......................................... United States 1,130,000 1,062,084
q
Uniform Mortgage-Backed Securities, 5%, TBA, 9/25/41 ...... United States 1,560,000 1,552,484
q
Uniform Mortgage-Backed Securities, 5%, TBA, 9/25/56 ...... United States 2,920,000 2,817,175
q
Uniform Mortgage-Backed Securities, 5.5%, TBA, 9/25/56 ..... United States 3,000,000 2,969,607
q
Uniform Mortgage-Backed Securities, 6%, TBA, 9/25/56 ...... United States 13,920,000 14,073,453
q
Uniform Mortgage-Backed Securities, 6.5%, TBA, 9/25/56 ..... United States 2,590,000 2,669,137
68,344,676
Government National Mortgage Association (GNMA) Fixed Rate 4.1%
GNMA II, 30 Year, 2.5%, 2/20/52 - 3/20/52 ................. United States 927,626 777,160
GNMA II, 30 Year, 3.5%, 3/20/47 ........................ United States 847,387 755,799
q
GNMA II, Single-family, 30 Year, 2%, 9/15/56 ............... United States 4,170,000 3,343,672
q
GNMA II, Single-family, 30 Year, 2.5%, 9/15/56 ............. United States 3,260,000 2,725,415
GNMA II, Single-family, 30 Year, 3%, 11/20/53 - 1/20/54 ....... United States 729,240 638,317
q
GNMA II, Single-family, 30 Year, 3%, 9/15/56 ............... United States 1,720,000 1,495,108
GNMA II, Single-family, 30 Year, 3.5%, 10/20/49 - 11/20/49 .... United States 43,004 37,205

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Government National Mortgage Association (GNMA) Fixed Rate (continued)
q
GNMA II, Single-family, 30 Year, 3.5%, 9/15/56 ............. United States 1,250,000 $ 1,092,830
GNMA II, Single-family, 30 Year, 4%, 12/20/52 .............. United States 469,586 431,794
q
GNMA II, Single-family, 30 Year, 4%, 9/15/56 ............... United States 2,040,000 1,842,156
q
GNMA II, Single-family, 30 Year, 4.5%, 9/15/56 ............. United States 3,260,000 3,052,210
GNMA II, Single-family, 30 Year, 5%, 5/20/49 ............... United States 34,386 33,750
q
GNMA II, Single-family, 30 Year, 5%, 9/15/56 ............... United States 6,250,000 6,052,441
GNMA II, Single-family, 30 Year, 5.5%, 5/20/49 ............. United States 13,074 13,189
q
GNMA II, Single-family, 30 Year, 5.5%, 9/15/56 ............. United States 10,480,000 10,407,118
GNMA II, Single-family, 30 Year, 6%, 11/20/53 .............. United States 754,697 786,183
q
GNMA II, Single-family, 30 Year, 6%, 9/15/56 ............... United States 4,690,000 4,755,757
38,240,104
Total Mortgage-Backed Securities (Cost $113,694,330) .........................
112,670,595
Residential Mortgage-Backed Securities 2.7%
Financial Services 2.7%
b
A&D Mortgage Trust ,
2023-NQM2, A1, 144A, 6.132%, 5/25/68 ................ United States 181,094 180,642
2023-NQM5, A1, 144A, 7.049%, 11/25/68 ............... United States 319,917 320,284
b,l
Chase Home Lending Mortgage Trust ,
2024-11, A11, 144A, FRN, 4.893%, (30-day SOFR Average +
1.25%), 11/25/55 .................................. United States 81,409 81,775
2025-10, A11, 144A, FRN, 4.943%, (30-day SOFR Average +
1.3%), 7/25/56 .................................... United States 77,599 77,801
2025-7, A11, 144A, FRN, 5.043%, (30-day SOFR Average +
1.4%), 5/25/56 .................................... United States 42,393 42,617
b
COLT Mortgage Loan Trust , 2023-3 , A1 , 144A, 7.18% , 9/25/68 . United States 370,346 370,803
b
Cross Mortgage Trust ,
2024-H3, A1, 144A, 6.272%, 6/25/69 ................... United States 270,093 270,940
o
2024-H8, A1, 144A, FRN, 5.549%, 12/25/69 .............. United States 2,826,537 2,824,101
b
EFMT ,
l
2025-NQM4, A1F, 144A, FRN, 4.843%, (30-day SOFR Average
+ 1.2%), 9/25/70 .................................. United States 146,050 146,443
o
2026-NQM9, A1, 144A, FRN, 5.774%, 9/25/71 ............ United States 837,000 836,193
b,l
FHLMC STACR REMIC Trust ,
2021-DNA5, M2, 144A, FRN, 5.293%, (30-day SOFR Average
+ 1.65%), 1/25/34 ................................. United States 4,909 4,914
2021-DNA6, M2, 144A, FRN, 5.143%, (30-day SOFR Average
+ 1.5%), 10/25/41 ................................. United States 30,464 30,476
2021-DNA7, M2, 144A, FRN, 5.443%, (30-day SOFR Average
+ 1.8%), 11/25/41 .................................. United States 102,954 103,063
2021-HQA3, M2, 144A, FRN, 5.743%, (30-day SOFR Average
+ 2.1%), 9/25/41 .................................. United States 1,553,000 1,553,497
2022-DNA5, M1A, 144A, FRN, 6.593%, (30-day SOFR Average
+ 2.95%), 6/25/42 ................................. United States 117,421 118,613
2022-DNA6, M1A, 144A, FRN, 5.793%, (30-day SOFR Average
+ 2.15%), 9/25/42 ................................. United States 6,798 6,803
2023-DNA1, M1A, 144A, FRN, 5.745%, (30-day SOFR Average
+ 2.1%), 3/25/43 .................................. United States 861,886 869,902
2023-HQA2, M1A, 144A, FRN, 5.643%, (30-day SOFR Average
+ 2%), 6/25/43 .................................... United States 4,040 4,045
2023-HQA3, A1, 144A, FRN, 5.493%, (30-day SOFR Average +
1.85%), 11/25/43 .................................. United States 31,410 31,513
2023-HQA3, M1, 144A, FRN, 5.493%, (30-day SOFR Average
+ 1.85%), 11/25/43 ................................. United States 6,449 6,471
2024-HQA2, A1, 144A, FRN, 4.893%, (30-day SOFR Average +
1.25%), 8/25/44 ................................... United States 177,100 177,176

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b,l
FHLMC STACR REMIC Trust, (continued)
2025-DNA1, A1, 144A, FRN, 4.593%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 28,810 $ 28,804
2025-DNA2, A1, 144A, FRN, 4.743%, (30-day SOFR Average +
1.1%), 5/25/45 .................................... United States 71,205 71,328
2025-DNA2, M1, 144A, FRN, 4.843%, (30-day SOFR Average
+ 1.2%), 5/25/45 .................................. United States 111,619 111,636
2025-DNA3, M1, 144A, FRN, 4.743%, (30-day SOFR Average
+ 1.1%), 9/25/45 .................................. United States 91,787 91,765
2025-DNA4, M1, 144A, FRN, 4.743%, (30-day SOFR Average
+ 1.1%), 10/25/45 ................................. United States 70,641 70,615
b,l
FNMA Connecticut Avenue Securities Trust ,
2021-R03, 1M2, 144A, FRN, 5.293%, (30-day SOFR Average +
1.65%), 12/25/41 .................................. United States 32,124 32,169
2022-R02, 2M2, 144A, FRN, 6.643%, (30-day SOFR Average +
3%), 1/25/42 ..................................... United States 475,648 478,714
2022-R03, 1M2, 144A, FRN, 7.143%, (30-day SOFR Average +
3.5%), 3/25/42 .................................... United States 13,000 13,172
2022-R04, 1M2, 144A, FRN, 6.743%, (30-day SOFR Average +
3.1%), 3/25/42 .................................... United States 13,000 13,143
2022-R09, 2M1, 144A, FRN, 6.143%, (30-day SOFR Average +
2.5%), 9/25/42 .................................... United States 414,094 416,734
2023-R03, 2M1, 144A, FRN, 6.143%, (30-day SOFR Average +
2.5%), 4/25/43 .................................... United States 1,144,068 1,149,187
2023-R06, 1M1, 144A, FRN, 5.343%, (30-day SOFR Average +
1.7%), 7/25/43 .................................... United States 14,449 14,469
2023-R07, 2M1, 144A, FRN, 5.593%, (30-day SOFR Average +
1.95%), 9/25/43 ................................... United States 1,918 1,920
2023-R08, 1M1, 144A, FRN, 5.143%, (30-day SOFR Average +
1.5%), 10/25/43 ................................... United States 122,283 122,332
2024-R03, 2M1, 144A, FRN, 4.793%, (30-day SOFR Average +
1.15%), 3/25/44 ................................... United States 56,798 56,802
2024-R06, 1A1, 144A, FRN, 4.793%, (30-day SOFR Average +
1.15%), 9/25/44 ................................... United States 30,705 30,707
2025-R01, 1A1, 144A, FRN, 4.593%, (30-day SOFR Average +
0.95%), 1/25/45 ................................... United States 28,405 28,362
2025-R01, 1M1, 144A, FRN, 4.743%, (30-day SOFR Average +
1.1%), 1/25/45 .................................... United States 11,134 11,134
2025-R02, 1A1, 144A, FRN, 4.643%, (30-day SOFR Average +
1%), 2/25/45 ..................................... United States 62,217 62,234
2025-R02, 1M1, 144A, FRN, 4.793%, (30-day SOFR Average +
1.15%), 2/25/45 ................................... United States 45,047 45,054
2025-R03, 2A1, 144A, FRN, 5.093%, (30-day SOFR Average +
1.45%), 3/25/45 ................................... United States 84,662 84,851
2025-R04, 1A1, 144A, FRN, 4.643%, (30-day SOFR Average +
1%), 5/25/45 ..................................... United States 54,554 54,573
2025-R04, 1M1, 144A, FRN, 4.843%, (30-day SOFR Average +
1.2%), 5/25/45 .................................... United States 92,088 92,123
2025-R06, 1A1, 144A, FRN, 4.543%, (30-day SOFR Average +
0.9%), 9/25/45 .................................... United States 122,346 122,246
2026-R01, 2A1, 144A, FRN, 4.493%, (30-day SOFR Average +
0.85%), 1/25/46 ................................... United States 213,188 212,574
2026-R01, 2M1, 144A, FRN, 4.643%, (30-day SOFR Average +
1%), 1/25/46 ..................................... United States 188,106 187,900
2026-R02, 1M1, 144A, FRN, 4.693%, (30-day SOFR Average +
1.05%), 2/25/46 ................................... United States 421,841 421,573
2026-R03, 2A1, 144A, FRN, 4.743%, (30-day SOFR Average +
1.1%), 4/25/46 .................................... United States 1,105,078 1,104,955

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Financial Services (continued)
b
GCAT Trust , 2020-NQM2 , A3 , 144A, 3.935% , 4/25/65 ........ United States 11,787 $ 11,487
b,l
GS Mortgage-Backed Securities Trust , 2025-PJ10 , A27 , 144A,
FRN , 4.993% , ( 30-day SOFR Average + 1.35% ), 4/25/56 .... United States 1,331,478 1,334,631
b
HOMES Trust , 2024-NQM1 , A1 , 144A, 5.915% , 7/25/69 ...... United States 57,607 57,740
b,o
J.P. Morgan Mortgage Trust , 2026-NQX2 , A1 , 144A, FRN ,
5.628% , 10/25/66 .................................. United States 1,138,030 1,132,934
b,l
MFA Trust , 2026-NQM1 , A1F , 144A, FRN , 5.093% , ( 30-day SOFR
Average + 1.45% ), 2/25/71 ........................... United States 3,204,305 3,213,974
l
MortgageIT Trust , 2004-1 , M2 , FRN , 4.787% , ( 1-month SOFR +
1.119% ), 11/25/34 ................................. United States 63,342 59,791
b
OBX Trust ,
2023-NQM8, A1, 144A, 7.045%, 9/25/63 ................ United States 74,838 74,657
l
2025-J2, AF, 144A, FRN, 4.943%, (30-day SOFR Average +
1.3%), 9/25/55 .................................... United States 66,848 67,040
l
2026-INV3, AF2, 144A, FRN, 4.993%, (30-day SOFR Average +
1.35%), 4/25/56 ................................... United States 656,999 655,174
b,o
OLIT , 2025-HB2 , A , 144A, FRN , 3% , 11/25/38 .............. United States 89,802 87,857
b,o
Onity Loan Investment Trust , 2026-HB3 , A , 144A, FRN , 3% ,
6/25/39 ......................................... United States 377,848 370,498
b,l
PMT Loan Trust , 2025-INV10 , A36 , 144A, FRN , 4.993% , ( 30-day
SOFR Average + 1.35% ), 10/01/56 .................... United States 625,698 626,307
b,o
PRPM Trust , 2026-NQM3 , A1 , 144A, FRN , 5.845% , 7/25/71 ... United States 758,000 758,025
b,l
Radian Mortgage Capital Trust ,
2025-J3, A25, 144A, FRN, 5.143%, (30-day SOFR Average +
1.5%), 12/25/55 ................................... United States 80,617 81,028
2025-J4, A25, 144A, FRN, 5.193%, (30-day SOFR Average +
1.55%), 3/25/56 ................................... United States 273,732 275,238
l
RALI Trust , 2006-QO5 , 1A1 , FRN , 4.212% , ( 1-month SOFR +
0.544% ), 5/25/46 .................................. United States 120,041 106,282
b,l
Sequoia Mortgage Trust , 2026-2 , A26F , 144A, FRN , 4.793% , ( 30-
day SOFR Average + 1.15% ), 3/25/56 .................. United States 221,114 218,857
b,l
Station Place Securitization Trust ,
2025-3, A, 144A, FRN, 4.559%, (1-month SOFR + 0.9%),
9/23/26 ......................................... United States 410,000 412,044
2025-7, A, 144A, FRN, 4.559%, (1-month SOFR + 0.9%),
11/24/26 ........................................ United States 423,000 425,290
2026-2, A, 144A, FRN, 4.509%, (1-month SOFR + 0.85%),
8/23/27 ......................................... United States 1,572,000 1,573,220
l
Structured Asset Mortgage Investments II Trust , 2007-AR1 , 2A1 ,
FRN , 4.142% , ( 1-month SOFR + 0.474% ), 1/25/37 ......... United States 396,578 358,728
b,o
Verus Securitization Trust , 2026-R6 , A1 , 144A, FRN , 5.765% ,
7/25/68 ......................................... United States 388,027 387,548
25,477,498
a a a a a a
Total Residential Mortgage-Backed Securities (Cost $25,485,622) ...............
25,477,498
Agency Commercial Mortgage-Backed Securities 1.4%
Financial Services 1.4%
l
FHLMC ,
5387, DF, FRN, 4.843%, (30-day SOFR Average + 1.2%),
3/25/54 ......................................... United States 1,284,036 1,294,960
5393, FA, FRN, 4.843%, (30-day SOFR Average + 1.2%),
12/25/53 ........................................ United States 972,165 980,431
5438, FC, FRN, 4.743%, (30-day SOFR Average + 1.1%),
8/25/54 ......................................... United States 445,852 448,230
5440, FH, FRN, 4.743%, (30-day SOFR Average + 1.1%),
7/25/54 ......................................... United States 1,206,273 1,212,746

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Agency Commercial Mortgage-Backed Securities
(continued)
Financial Services (continued)
l
FHLMC, (continued)
5446, DF, FRN, 4.793%, (30-day SOFR Average + 1.15%),
8/25/54 ......................................... United States 1,381,465 $ 1,390,984
5466, FG, FRN, 4.593%, (30-day SOFR Average + 0.95%),
10/25/54 ........................................ United States 1,485,240 1,487,535
5471, FD, FRN, 4.493%, (30-day SOFR Average + 0.85%),
11/25/54 ........................................ United States 92,367 92,492
5613, CF, FRN, 4.593%, (30-day SOFR Average + 0.95%),
1/25/56 ......................................... United States 1,345,518 1,347,275
5651, KF, FRN, 4.443%, (30-day SOFR Average + 0.8%),
8/25/55 ......................................... United States 1,422,581 1,420,472
l
FNMA ,
2024-77, DF, FRN, 4.843%, (30-day SOFR Average + 1.2%),
10/25/53 ........................................ United States 109,330 110,356
2024-82, FE, FRN, 4.593%, (30-day SOFR Average + 0.95%),
11/25/54 ........................................ United States 133,491 133,697
2024-93, FD, FRN, 4.693%, (30-day SOFR Average + 1.05%),
12/25/54 ........................................ United States 171,256 171,911
2025-25, FB, FRN, 4.593%, (30-day SOFR Average + 0.95%),
4/25/55 ......................................... United States 1,737,444 1,739,786
o,p
GNMA ,
2020-103, IO, FRN, 0.855%, 1/16/63 ................... United States 6,282,832 394,682
2025-206, IO, FRN, 0.804%, 4/16/64 ................... United States 7,217,826 436,837
12,662,394
a a a a a a
Total Agency Commercial Mortgage-Backed Securities (Cost $12,669,408) .......
12,662,394
Municipal Bonds 0.1%
California 0.1%
California Health Facilities Financing Authority , State of California
Personal Income Tax , Revenue , 2022 , 4.19% , 6/01/37 ...... United States 130,000 119,573
City of Orange , Revenue , 2021 , Refunding , 2.65% , 6/01/34 ....
United States 60,000 50,452
City of Pomona , Revenue , 2020 BJ , 3.716% , 8/01/40 ........
United States 35,000 29,449
County of Fresno , Revenue , 2004 A , NATL Insured , 5.08%,
8/15/32 ......................................... United States 75,000 55,836
County of Tulare , Revenue , 2018 , 4.445% , 6/01/37 ..........
United States 180,000 167,544
State of California , GO , 4.35% , 11/01/32 ..................
United States 160,000 155,480
578,334
Florida 0.0%
†
State Board of Administration Finance Corp. , Florida Hurricane
Catastrophe Fund , Revenue , 2024 A , 5.526% , 7/01/34 ...... United States 115,000 117,647
Georgia 0.0%
†
Georgia Higher Education Facilities Authority , University System
of Georgia , Revenue , 2026 A , 5.273% , 1/01/40 ........... United States 30,000 29,110
Illinois 0.0%
†
State of Illinois , GO , 2026 A , 4.954% , 4/01/33 ..............
United States 110,000 109,134
New Jersey 0.0%
†
New Jersey Transportation Trust Fund Authority , State of New
Jersey , Revenue , 2010 B , 6.561% , 12/15/40 ............. United States 25,000 26,837

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Municipal Bonds
(continued)
New York 0.0%
†
New York City Transitional Finance Authority , Future Tax Secured ,
Revenue , 2026 F-2 , 4.66% , 2/01/36 .................... United States 90,000 $ 86,339
Ohio 0.0%
†
JobsOhio Beverage System , Revenue, Senior Lien , 2020 A , ETM,
2.833% , 1/01/38 ................................... United States 70,000 57,547
Pennsylvania 0.0%
†
Pennsylvania Economic Development Financing Authority ,
Revenue , 2025 , 5.689% , 6/01/54 ...................... United States 85,000 82,165
Redevelopment Authority of the City of Philadelphia , City of
Philadelphia , Revenue , 2026 A , 5.002% , 11/01/38 ......... United States 130,000 125,774
207,939
Total Municipal Bonds (Cost $1,262,060) .....................................
1,212,887
Total Long Term Investments (Cost $790,872,737) .............................
803,402,360
a
Short Term Investments 23.5%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
U.S. Government and Agency Securities 0.5%
f,n
U.S. Treasury Bills, 3.75%, 12/10/26 ..................... United States 5,000,000 4,947,940
Total U.S. Government and Agency Securities (Cost $4,947,889) ................
4,947,940
Shares
Management Investment Companies 4.9%
r,s
Putnam Short Term Investment Fund, Class P, 3.863% ....... United States 45,405,446 45,405,446
Total Management Investment Companies (Cost $45,405,446) ..................
45,405,446
Money Market Funds 18.1%
s,t
JPM USD Treasury CNAV Fund, 3.178% .................. Luxembourg 20,520 20,520
r,s,u
Putnam Government Money Market Fund, Class G, 3.481% ... United States 169,018,397 169,018,397
Total Money Market Funds (Cost $169,038,917) ...............................
169,038,917
Total Short Term Investments (Cost $219,392,252 ) .............................
219,392,303
a
Total Investments (Cost $1,010,264,989) 109.7% ..............................
$1,022,794,663
Other Assets, less Liabilities (9.7)% .........................................
(90,559,947)
Net Assets 100.0% .........................................................
$932,234,716
a a a

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2026, the aggregate value of these securities was $229,601,281, representing 24.6% of net assets.
c
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
d
Variable rate security. The rate shown represents the yield at period end.
e
See Note 8 regarding restricted securities.
f
The rate shown represents the yield at period end.
g
Income may be received in additional securities and/or cash.
h
Perpetual security with no stated maturity date.
i
The coupon rate shown represents the rate at period end.
j
Defaulted security or security for which income has been deemed uncollectible. See Note 7 .
k
See Note 1 ( f ) regarding senior floating rate interests.
l
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
m
A portion or all of the security purchased on a delayed delivery basis. See Note 1(d).
n
A portion or all of the security has been segregated as collateral for certain derivative contracts. At August 31, 2026, the aggregate value of these securities pledged amounted to $8,339,748, representing 0.9% of net assets.
o
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
p
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
q
Security purchased on a to-be-announced (TBA) basis. See Note 1 ( d ).
r
See Note 3 ( g ) regarding investments in affiliated management investment companies.
s
The rate shown is the annualized seven-day effective yield at period end.
t
The security is owned by Franklin Multi-Asset Income Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).
u
A portion or all of the security is owned by Franklin Multi-Asset Income Ltd., a wholly-owned subsidiary of the Fund. See Note 1(g).

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At August 31, 2026, the Fund had the following futures contracts outstanding. See Note 1(e).
At August 31, 2026, the Fund had the following forward exchange contracts outstanding. See Note 1 ( e ).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI Emerging Markets Index .................. Long 6 $ 513,330 9/18/26 $ 1,407
Russell 2000 E-Mini Index ...................... Short 4 591,740 9/18/26 8,987
S&P 500 E-Mini Index ......................... Short 13 5,004,350 9/18/26 223
S&P/TSX 60 Index ........................... Long 45 13,823,226 9/17/26 471,890
SPI 200 Index ............................... Short 86 13,903,187 9/17/26 (169,753)
TOPIX Index ................................ Long 37 9,648,951 9/10/26 618,286
Interest rate contracts
Canada 10 Year Bonds ........................ Long 104 8,794,545 12/18/26 (69,879)
Euro-BTP .................................. Long 33 4,413,832 9/08/26 (124,812)
Euro-Bund ................................. Long 123 17,610,236 9/08/26 (436,281)
Euro-OAT .................................. Long 33 4,436,447 9/08/26 (145,750)
Japan 10 Year Bonds ......................... Long 21 16,559,437 9/14/26 (157,933)
Long Gilt ................................... Long 53 6,186,144 12/29/26 (24,800)
U.S. Treasury 10 Year Notes .................... Short 2,912 313,495,000 12/21/26 2,714,679
U.S. Treasury 10 Year Ultra Notes ................ Long 258 28,230,844 12/21/26 (270,378)
U.S. Treasury 2 Year Notes ..................... Short 849 174,243,985 12/31/26 488,090
U.S. Treasury 5 Year Notes ..................... Long 4,203 444,270,234 12/31/26 (2,650,466)
U.S. Treasury Long Bonds ..................... Long 571 62,024,875 12/21/26 (589,711)
U.S. Treasury Ultra Bonds ...................... Long 23 2,530,719 12/21/26 (29,414)
Total Futures Contracts ...................................................................... $(365,615)
*
As of period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... BOFA Sell 727,700 980,971 9/16/26 $ 1,300 $ (6,369)
British Pound ...... BZWS Buy 103,100 138,536 9/16/26 1,166 —
British Pound ...... CITI Buy 88,200 118,435 9/16/26 1,077 —
British Pound ...... GSCO Sell 17,300 23,227 9/16/26 — (215)
British Pound ...... JPHQ Sell 1,706,200 2,295,023 9/16/26 — (16,896)
British Pound ...... MSCO Buy 495,000 662,403 9/16/26 8,327 —
British Pound ...... MSCO Sell 220,000 295,292 9/16/26 623 (3,433)
British Pound ...... SSBT Buy 53,100 71,219 9/16/26 732 —
British Pound ...... SSBT Sell 61,700 83,352 9/16/26 — (252)
British Pound ...... TDOM Buy 129,700 172,589 9/16/26 3,155 —
British Pound ...... TDOM Sell 69,500 93,243 9/16/26 — (930)
British Pound ...... UBSW Buy 295,800 393,578 9/16/26 7,234 —
Danish Krone ...... BOFA Buy 164,900 25,729 9/16/26 — (87)
Danish Krone ...... BZWS Buy 1,266,700 197,101 9/16/26 126 (257)
Danish Krone ...... CITI Sell 205,700 31,951 9/16/26 48 (83)
Danish Krone ...... MSCO Buy 420,500 64,163 9/16/26 1,224 —
Danish Krone ...... MSCO Sell 407,600 63,197 9/16/26 100 (284)
Danish Krone ...... SSBT Sell 178,700 27,842 9/16/26 55 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Danish Krone ...... UBSW Buy 866,000 135,325 9/16/26 $ — $ (664)
Danish Krone ...... UBSW Sell 259,100 40,387 9/16/26 97 —
Euro ............. BOFA Buy 20,800 24,280 9/16/26 — (107)
Euro ............. BOFA Sell 869,700 1,013,305 9/16/26 2,550 —
Euro ............. BZWS Sell 406,000 472,976 9/16/26 1,127 —
Euro ............. CITI Sell 30,200 35,170 9/16/26 72 —
Euro ............. GSCO Sell 2,421,300 2,818,877 9/16/26 4,871 —
Euro ............. JPHQ Sell 191,200 222,585 9/16/26 374 —
Euro ............. MSCO Buy 3,780,200 4,342,203 9/16/26 51,100 —
Euro ............. MSCO Sell 1,077,900 1,241,345 9/16/26 997 (12,375)
Euro ............. SSBT Sell 541,000 627,976 9/16/26 462 (1,229)
Euro ............. TDOM Sell 232,100 270,083 9/16/26 339 —
Euro ............. UBSW Sell 124,800 145,249 9/16/26 208 —
Norwegian Krone ... BZWS Buy 535,700 56,564 9/16/26 758 —
Norwegian Krone ... BZWS Sell 72,200 7,574 9/16/26 — (151)
Norwegian Krone ... MSCO Buy 1,522,300 159,447 9/16/26 3,444 —
Norwegian Krone ... MSCO Sell 1,716,800 179,379 9/16/26 51 (4,374)
Norwegian Krone ... SSBT Sell 487,800 51,041 9/16/26 — (1,155)
Norwegian Krone ... TDOM Sell 83,100 8,392 9/16/26 — (500)
Swedish Krona ..... BOFA Buy 540,800 57,245 9/16/26 — (737)
Swedish Krona ..... BOFA Sell 130,000 13,941 9/16/26 357 —
Swedish Krona ..... BZWS Buy 971,400 104,147 9/16/26 — (2,644)
Swedish Krona ..... CITI Buy 172,200 18,170 9/16/26 — (177)
Swedish Krona ..... MSCO Buy 27,000 2,889 9/16/26 — (67)
Swedish Krona ..... MSCO Sell 8,022,400 829,216 9/16/26 1,048 (10,100)
Swedish Krona ..... SSBT Buy 1,897,400 202,817 9/16/26 — (4,556)
Swedish Krona ..... TDOM Buy 102,000 10,909 9/16/26 — (251)
Swiss Franc ....... BOFA Buy 130,500 165,757 9/16/26 — (4,067)
Swiss Franc ....... BZWS Buy 4,200 5,350 9/16/26 — (146)
Swiss Franc ....... BZWS Sell 1,136,000 1,394,830 9/16/26 — (12,671)
Swiss Franc ....... CITI Sell 47,100 59,925 9/16/26 1,568 —
Swiss Franc ....... MSCO Buy 65,000 82,698 9/16/26 — (2,163)
Swiss Franc ....... MSCO Sell 52,900 66,001 9/16/26 458 —
Swiss Franc ....... TDOM Buy 294,000 371,938 9/16/26 — (7,673)
Swiss Franc ....... UBSW Buy 36,300 46,179 9/16/26 — (1,203)
Swiss Franc ....... UBSW Sell 63,500 78,692 9/16/26 16 —
Australian Dollar .... BOFA Buy 82,600 57,256 10/14/26 1,897 —
Australian Dollar .... CITI Buy 39,500 27,384 10/14/26 903 —
Australian Dollar .... MSCO Buy 429,800 297,849 10/14/26 9,943 —
Australian Dollar .... MSCO Sell 236,000 164,785 10/14/26 — (4,222)
Australian Dollar .... TDOM Buy 149,300 103,466 10/14/26 3,452 —
Australian Dollar .... UBSW Sell 94,200 66,033 10/14/26 — (1,426)
Australian Dollar .... WPAC Sell 3,836,800 2,660,069 10/14/26 — (87,579)
Canadian Dollar .... BOFA Buy 5,191,700 3,681,169 10/14/26 72,072 —
Israeli New Shekel .. UBSW Buy 213,800 71,201 10/14/26 396 —
Hong Kong Dollar ... BZWS Buy 3,600 460 11/10/26 — —
Hong Kong Dollar ... CITI Buy 205,500 26,273 11/10/26 2 —
Hong Kong Dollar ... CITI Sell 152,700 19,522 11/10/26 — (1)
Hong Kong Dollar ... GSCO Sell 1,477,800 188,952 11/10/26 5 —
Hong Kong Dollar ... MSCO Sell 467,800 59,798 11/10/26 — (14)
Hong Kong Dollar ... SSBT Buy 7,142,100 913,195 11/10/26 — (28)
Hong Kong Dollar ... UBSW Sell 709,600 90,723 11/10/26 — (4)
Japanese Yen ...... BOFA Sell 25,154,300 159,494 11/10/26 1,167 —
Japanese Yen ...... BZWS Sell 5,612,700 35,623 11/10/26 295 —
Japanese Yen ...... CITI Sell 10,537,300 66,879 11/10/26 555 —
Japanese Yen ...... MSCO Buy 276,291,100 1,749,567 11/10/26 — (10,530)
Japanese Yen ...... MSCO Sell 24,159,100 152,874 11/10/26 811 —

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

At August 31, 2026, the Fund had the following interest rate swap contracts outstanding. See Note 1 ( e ).
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Japanese Yen ...... SSBT Sell 346,010,000 2,192,365 11/10/26 $ 14,502 $ —
Japanese Yen ...... TDOM Buy 1,852,000 11,735 11/10/26 — (78)
Japanese Yen ...... UBSW Sell 30,475,100 193,074 11/10/26 1,257 —
Singapore Dollar .... BZWS Buy 130,400 102,529 11/10/26 548 —
Singapore Dollar .... CITI Buy 65,500 51,511 11/10/26 265 —
Singapore Dollar .... CITI Sell 6,200 4,873 11/10/26 — (28)
Singapore Dollar .... JPHQ Buy 4,800 3,774 11/10/26 21 —
Singapore Dollar .... MSCO Buy 677,900 532,965 11/10/26 2,897 —
Singapore Dollar .... SSBT Buy 12,400 9,747 11/10/26 54 —
Singapore Dollar .... UBSW Sell 157,600 123,874 11/10/26 — (705)
Total Forward Exchange Contracts ................................................... $206,106 $(200,431)
Net unrealized appreciation (depreciation) ............................................ $5,675
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 6,830,000 $ (24,799) $ (9,548) $ (15,251)
Receive Fixed 4.06% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/28 949,000 (3,084) 1,633 (4,717)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.02% .... Annual 9/16/31 57,597,000 549,546 (242,675) 792,221
Receive Fixed 4.04% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/31 642,000 (5,551) 2,071 (7,622)
Receive Floating 1-day
SOFR .............. Annual
Pay Fixed 4.08% .... Annual 9/16/33 5,806,000 70,494 (33,233) 103,727
Receive Fixed 4.06% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/33 15,253,000 (203,528) (43,919) (159,609)
Receive Fixed 4.16% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 15,471,000 (274,232) 82,086 (356,318)
Receive Fixed 4.18% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/36 2,978,000 (47,982) 22,125 (70,107)
Receive Fixed 4.3% ... Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 3,406,000 (146,972) 29,174 (176,146)

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

At August 31, 2026, the Fund had the following total return swap contracts outstanding. See Note 1(e).
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Receive Fixed 4.32% .. Annual
Pay Floating 1-day
SOFR ............ Annual 9/16/56 1,874,000 $ (74,769) $ 16,252 $ (91,021)
Total Interest Rate Swap Contracts ................................. $(160,877) $ (176,034) $15,157
*
In U.S. dollars unless otherwise indicated.
Total Return Swap Contracts
Underlying Instruments
Financing
Rate
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Value *
Value/
Unrealized
Appreciation
(Depreciation)
OTC Swap Contracts
Long
a
GSIIPGDL Index
#
..................... 0% At Maturity GSCO 12/16/26 20,515,568 $ (75,557)
BCFTUSAL Index
#
.................... 0% At Maturity BZWS 8/16/27 15,495,612 (328,830)
Short
b
GSIIPGSS Index
#
..................... 0% At Maturity GSCO 12/16/26 17,811,687 107,193
BCFTUSAS Index
#
.................... 0% At Maturity BZWS 8/16/27 15,531,008 469,969
Total Return Swap Contracts .................................................................... $172,775
*
In U.S. dollars unless otherwise indicated.
#
Represents a custom index comprised of a basket of underlying instruments. The 50 largest components, and any individual component greater than 1% of basket value, are shown below.
a
The Fund receives the total return on the underlying instrument and pays a variable financing rate.
b
The Fund receives a variable financing rate and pays the total return on the underlying instrument.
Description Sector Shares Value
Percentage
value
GSIIPGDL
C ommon S tocks
Chevron Corp. Energy 834 $ 171,865 0.84%
Veralto Corp. Industrials 1,674 164,968 0.81%
Conoco Phillips Energy 1,237 163,890 0.80%
Iberdrola SA Utilities 7,024 163,825 0.80%
Holcim AG Materials 1,857 163,245 0.80%
SS&C Technologies Holdings, Inc. Industrials 1,951 161,854 0.79%
PepsiCo, Inc. Consumer Staples 1,140 160,013 0.78%
Colgate-Palmolive Co. Consumer Staples 1,776 159,539 0.78%
Danske Bank A/S Financials 2,677 154,997 0.76%
E.ON SE Utilities 7,469 154,424 0.76%
Nestle SA Consumer Staples 1,534 149,626 0.73%
VICI Properties, Inc. Real Estate 5,680 145,693 0.71%
Avery Dennison Corp. Materials 832 144,934 0.71%
Telia Co. AB Communication Services 31,275 142,336 0.70%
BP plc Energy 19,535 136,269 0.67%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGDL
Common Stocks (continued)
Endesa SA Utilities 2,698 $ 131,951 0.65%
Kirin Holdings Co. Ltd. Consumer Staples 6,878 131,531 0.64%
Tokyo Gas Co. Ltd. Utilities 3,366 130,378 0.64%
Cie Financiere Richemont SA Consumer Discretionary 523 124,486 0.61%
Bristol-Myers Squibb Co. Health Care 1,837 122,701 0.60%
TotalEnergies SE Energy 1,391 122,042 0.60%
3M Co. Industrials 705 121,152 0.59%
Knorr-Bremse AG Industrials 968 118,765 0.58%
Canadian Utilities Ltd. Utilities 3,125 116,984 0.57%
Klepierre SA Real Estate 2,648 115,234 0.56%
Chubb Ltd. Financials 337 113,971 0.56%
MSCI, Inc. Financials 197 112,437 0.55%
Kansai Electric Power Co., Inc. (The) Utilities 6,359 111,908 0.55%
Kenvue, Inc. Consumer Staples 5,917 111,719 0.55%
Travelers Cos., Inc. (The) Financials 300 109,828 0.54%
Power Assets Holdings Ltd. Utilities 14,264 109,535 0.54%
CLP Holdings Ltd. Utilities 10,666 107,082 0.52%
QBE Insurance Group Ltd. Financials 6,621 105,630 0.52%
Deutsche Telekom AG Communication Services 3,171 104,530 0.51%
George Weston Ltd. Consumer Staples 1,487 104,283 0.51%
National Grid PLC Utilities 6,527 103,538 0.51%
Ipsen SA Health Care 537 101,740 0.50%
Airbnb, Inc. Consumer Discretionary 554 101,507 0.50%
Teck Resources Ltd. Materials 1,487 101,398 0.50%
ExxonMobil Holdings Corp. Energy 628 101,147 0.50%
Simon Property Group, Inc. Real Estate 476 101,096 0.49%
CapitaLand Integrated Commercial Trust Real Estate 53,302 99,317 0.49%
Danone SA Consumer Staples 1,293 96,531 0.47%
AT&T, Inc. Communication Services 3,681 95,297 0.47%
AIB Group plc Financials 7,450 94,894 0.46%
Schroders plc Financials 11,982 94,868 0.46%
AMETEK, Inc. Industrials 400 94,034 0.46%
Halliburton Co. Energy 2,547 93,848 0.46%
Scentre Group Real Estate 35,989 92,593 0.45%
Lockheed Martin Corp. Industrials 165 92,371 0.45%
Description Sector Shares Value
Percentage
value
BCFTUSAL
C ommon S tocks
UiPath, Inc. Information Technology 11,611 216,785 1.43%
Virtu Financial, Inc. Financials 3,251 213,367 1.41%
Freeport-McMoRan, Inc. Materials 2,759 208,966 1.38%
Natera, Inc. Health Care 623 200,647 1.32%
State Street Corp. Financials 1,020 195,240 1.29%
Exelixis, Inc. Health Care 3,551 194,047 1.28%
Cheniere Energy, Inc. Energy 645 188,260 1.24%
Arista Networks, Inc. Information Technology 951 186,136 1.23%
Valero Energy Corp. Energy 511 183,259 1.21%
Citigroup, Inc. Financials 1,374 180,814 1.19%
Manhattan Associates, Inc. Information Technology 810 180,723 1.19%
Regeneron Pharmaceuticals, Inc. Health Care 225 179,733 1.18%
Affiliated Managers Group, Inc. Financials 485 178,723 1.18%
Toll Brothers, Inc. Consumer Discretionary 1,225 175,657 1.16%
Unum Group Financials 1,855 172,953 1.14%
General Motors Co. Consumer Discretionary 1,955 168,752 1.11%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Description Sector Shares Value
Percentage
value
BCFTUSAL
Common Stocks (continued)
Lam Research Corp. Information Technology 552 $ 166,336 1.10%
Allison Transmission Holdings, Inc. Industrials 1,311 164,801 1.09%
Johnson Controls International plc Industrials 1,177 162,645 1.07%
MGIC Investment Corp. Financials 5,225 160,149 1.05%
United Airlines Holdings, Inc. Industrials 1,472 158,916 1.05%
Cadence Design Systems, Inc. Information Technology 464 157,264 1.04%
Rubrik, Inc. Information Technology 1,681 156,383 1.03%
Everpure, Inc. Information Technology 1,650 153,409 1.01%
Spotify Technology SA Communication Services 280 152,162 1.00%
GE Vernova, Inc. Industrials 165 148,598 0.98%
Axis Capital Holdings Ltd. Financials 1,487 146,917 0.97%
Synchrony Financial Financials 1,838 141,682 0.93%
Booking Holdings, Inc. Consumer Discretionary 704 140,256 0.92%
Applied Materials, Inc. Information Technology 301 138,198 0.91%
DoorDash, Inc. Consumer Discretionary 573 132,833 0.87%
AutoNation, Inc. Consumer Discretionary 654 131,670 0.87%
Curtiss-Wright Corp. Industrials 225 131,044 0.86%
Equitable Holdings, Inc. Financials 2,612 130,927 0.86%
Edison International Utilities 2,302 124,251 0.82%
Vornado Realty Trust Real Estate 3,281 122,639 0.81%
Sandisk Corp. Information Technology 78 122,347 0.81%
QUALCOMM, Inc. Information Technology 715 121,823 0.80%
TPG, Inc. Financials 2,245 121,506 0.80%
eBay, Inc. Consumer Discretionary 1,170 121,211 0.80%
DocuSign, Inc. Information Technology 1,813 120,160 0.79%
Astera Labs, Inc. Information Technology 403 119,758 0.79%
American International Group, Inc. Financials 1,549 118,269 0.78%
Millicom International Cellular SA Communication Services 1,250 117,171 0.77%
RingCentral, Inc. Information Technology 1,669 116,180 0.77%
Ventas, Inc. Real Estate 1,218 111,083 0.73%
Cirrus Logic, Inc. Information Technology 997 109,181 0.72%
HF Sinclair Corp. Energy 1,012 102,824 0.68%
Marathon Petroleum Corp. Energy 274 102,264 0.67%
Textron, Inc. Industrials 1,267 102,081 0.67%
Description Sector Shares Value
Percentage
value
GSIIPGSS
C ommon S tocks
ONEOK, Inc. Energy 1,555 149,335 0.85%
Entergy Corp. Utilities 1,286 136,678 0.77%
CenterPoint Energy, Inc. Utilities 3,410 135,036 0.76%
Southern Co. (The) Utilities 1,529 134,577 0.76%
Dominion Energy, Inc. Utilities 2,038 134,534 0.76%
Enbridge, Inc. Energy 2,587 131,033 0.74%
Realty Income Corp. Real Estate 2,128 130,378 0.74%
Hermes International SCA Consumer Discretionary 70 129,191 0.73%
Heineken NV Consumer Staples 1,504 126,984 0.72%
Swiss Life Holding AG Financials 110 125,630 0.71%
Walmart, Inc. Consumer Staples 1,194 125,214 0.71%
Singapore TeleCommunications Ltd. Communication Services 33,820 120,714 0.68%
Paychex, Inc. Industrials 939 119,551 0.68%
Ferrovial NV Industrials 2,008 117,540 0.67%
Land Securities Group PLC Real Estate 12,384 115,269 0.65%
Hong Kong & China Gas Co. Ltd. Utilities 124,881 114,856 0.65%
Duke Energy Corp. Utilities 953 114,311 0.65%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Description Sector Shares Value
Percentage
value
GSIIPGSS
Common Stocks (continued)
Visa, Inc. Financials 299 $ 113,507 0.64%
Aker BP ASA Energy 2,902 110,962 0.63%
Keppel Ltd. Industrials 12,128 110,603 0.63%
American Water Works Co., Inc. Utilities 798 110,277 0.62%
Cellnex Telecom SA Communication Services 3,474 106,855 0.60%
Equifax, Inc. Industrials 548 103,591 0.59%
Fifth Third Bancorp Financials 1,854 99,665 0.56%
Pernod Ricard SA Consumer Staples 1,314 98,449 0.56%
WEC Energy Group, Inc. Utilities 917 97,398 0.55%
Tourmaline Oil Corp. Energy 2,109 96,054 0.54%
Beiersdorf AG Consumer Staples 1,043 95,901 0.54%
Xcel Energy, Inc. Utilities 1,260 95,384 0.54%
Ingersoll Rand, Inc. Industrials 1,214 93,532 0.53%
Helvetia Baloise Holding AG Financials 336 89,107 0.50%
Medline, Inc. Health Care 2,539 88,945 0.50%
Lennar Corp. Consumer Discretionary 1,057 88,894 0.50%
International Paper Co. Materials 2,299 87,193 0.49%
Siemens Healthineers AG Health Care 1,908 86,726 0.49%
Wilmar International Ltd. Consumer Staples 28,182 85,081 0.48%
Exelon Corp. Utilities 1,943 84,956 0.48%
TransUnion Industrials 996 84,597 0.48%
Swiss Re AG Financials 485 84,354 0.48%
Essity AB Consumer Staples 2,861 83,765 0.47%
Generali Financials 1,611 83,421 0.47%
EQT AB Financials 2,391 83,125 0.47%
Waste Management, Inc. Industrials 377 82,423 0.47%
WP Carey, Inc. Real Estate 1,144 80,027 0.45%
Alliant Energy Corp. Utilities 1,168 79,373 0.45%
MTU Aero Engines AG Industrials 193 78,866 0.45%
Legal & General Group PLC Financials 19,654 78,182 0.44%
Deere & Co. Industrials 118 77,303 0.44%
Jacobs Solutions, Inc. Industrials 518 77,252 0.44%
Redeia Corp. SA Utilities 4,324 76,750 0.43%
Description Sector Shares Value
Percentage
value
BCFTUSAS
C ommon S tocks
Arthur J Gallagher & Co. Financials 766 200,686 1.33%
Brown & Brown, Inc. Financials 2,710 195,569 1.30%
LPL Financial Holdings, Inc. Financials 518 191,556 1.27%
Micron Technology, Inc. Information Technology 198 189,618 1.26%
DT Midstream, Inc. Energy 1,440 188,620 1.25%
Roivant Sciences Ltd. Health Care 5,349 185,281 1.23%
Trimble, Inc. Information Technology 2,995 179,504 1.19%
Diamondback Energy, Inc. Energy 895 179,401 1.19%
Dell Technologies, Inc. Information Technology 392 178,953 1.19%
SoFi Technologies, Inc. Financials 9,434 168,681 1.12%
Bunge Global SA Consumer Staples 1,446 168,037 1.12%
Lithia Motors, Inc. Consumer Discretionary 439 161,139 1.07%
Entegris, Inc. Information Technology 1,175 158,985 1.06%
Lumentum Holdings, Inc. Information Technology 171 156,461 1.04%
Kinsale Capital Group, Inc. Financials 416 155,524 1.03%
Gen Digital, Inc. Information Technology 4,830 149,729 0.99%
Oracle Corp. Information Technology 994 148,183 0.98%
TransUnion Industrials 1,722 146,226 0.97%

Putnam Asset Allocation Funds
Consolidated Schedule of Investments
Franklin Multi-Asset Income Fund
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Description Sector Shares Value
Percentage
value
BCFTUSAS
Common Stocks (continued)
Royal Gold, Inc. Materials 556 $ 145,499 0.97%
SailPoint, Inc. Information Technology 7,067 145,298 0.96%
Blue Owl Capital, Inc. Financials 11,772 144,088 0.96%
Loar Holdings, Inc. Industrials 2,035 142,852 0.95%
Royal Caribbean Cruises Ltd. Consumer Discretionary 531 142,712 0.95%
Ryan Specialty Holdings, Inc. Financials 3,372 142,217 0.94%
Texas Instruments, Inc. Information Technology 545 142,209 0.94%
Norwegian Cruise Line Holdings Ltd. Consumer Discretionary 8,497 137,134 0.91%
MKS, Inc. Information Technology 532 136,370 0.91%
Monolithic Power Systems, Inc. Information Technology 107 135,797 0.90%
Take-Two Interactive Software, Inc. Communication Services 616 135,352 0.90%
Synopsys, Inc. Information Technology 302 132,599 0.88%
Ross Stores, Inc. Consumer Discretionary 577 131,807 0.88%
Coherent Corp. Information Technology 465 129,171 0.86%
Applied Digital Corp. Information Technology 5,019 127,538 0.85%
Jack Henry & Associates, Inc. Financials 727 122,093 0.81%
Texas Pacific Land Corp. Energy 322 120,562 0.80%
Affirm Holdings, Inc. Financials 1,546 115,106 0.76%
Tyler Technologies, Inc. Information Technology 307 114,186 0.76%
Stanley Black & Decker, Inc. Industrials 1,154 111,244 0.74%
Quanta Services, Inc. Industrials 178 107,881 0.72%
Ovintiv, Inc. Energy 1,595 104,679 0.70%
RPM International, Inc. Materials 1,000 104,097 0.69%
Toast, Inc. Financials 3,041 103,681 0.69%
Motorola Solutions, Inc. Information Technology 210 102,069 0.68%
Primo Brands Corp. Consumer Staples 4,450 101,544 0.67%
Domino's Pizza, Inc. Consumer Discretionary 296 101,404 0.67%
CH Robinson Worldwide, Inc. Industrials 676 101,118 0.67%
nVent Electric PLC Industrials 657 99,116 0.66%
Healthcare Realty Trust, Inc. Real Estate 5,091 96,937 0.64%
Albemarle Corp. Materials 714 96,351 0.64%
BWX Technologies, Inc. Industrials 629 95,761 0.64%
See Note 9 regarding other derivative information.
See A bbreviations on page 97 .

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Franklin Multi-
Asset Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $795,841,146
Cost - Non-controlled affiliates (Note 3 g ) ........................................................ 214,423,843
Value - Unaffiliated issuers .................................................................. $808,370,820
Value - Non-controlled affiliates (Note 3 g ) ....................................................... 214,423,843
Cash .................................................................................... 196,273
Foreign currency, at value (cost $ 23,611 ) ......................................................... 23,542
Receivables:
Investment securities sold ................................................................... 79,977
Capital shares sold ........................................................................ 976,214
Dividends and interest ..................................................................... 5,857,819
Deposits with brokers for:
Centrally cleared swap contracts ............................................................ 572,563
Unrealized appreciation on OTC forward exchange contracts .......................................... 206,106
Unrealized appreciation on OTC swap contracts .................................................... 577,162
Prepaid expenses .......................................................................... 139,145
Total assets .......................................................................... 1,031,423,464
Liabilities:
Payables:
Investment securities purchased .............................................................. 1,845,044
Payable for purchases of TBA securities (Note 1 d ) ................................................ 93,796,993
Capital shares redeemed ................................................................... 1,642,043
Management fees ......................................................................... 268,079
Administrative fees ........................................................................ 1,684
Distribution fees .......................................................................... 35,732
Transfer agent fees ........................................................................ 83,121
Trustees' fees and expenses ................................................................. 171,936
Variation margin on futures contracts ........................................................... 369,666
Variation margin on centrally cleared swap contracts ............................................... 32,820
Deposits from brokers for:
OTC derivative contracts .................................................................. 170,000
Unrealized depreciation on OTC swap contracts .................................................... 404,387
Unrealized depreciation on OTC forward exchange contracts .......................................... 200,431
Accrued expenses and other liabilities ........................................................... 166,812
Total liabilities ......................................................................... 99,188,748
Net assets, at value ................................................................. $932,234,716
Net assets consist of:
Paid-in capital ............................................................................. $979,057,572
Total distributable earnings (losses) ............................................................. (46,822,856)
Net assets, at value ................................................................. $932,234,716

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
(continued)
August 31, 2026
franklintempleton.com
The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Franklin Multi-
Asset Income
Fund
Class A:
Net assets, at value ....................................................................... $151,231,501
Shares outstanding ........................................................................ 12,960,594
Net asset value per share
a ,b
.................................................................. $11.67
Maximum offering price per share (net asset value per share ÷ 96 .00% )
b
................................ $12.16
Class C:
Net assets, at value ....................................................................... $3,489,273
Shares outstanding ........................................................................ 298,798
Net asset value and maximum offering price per share
a ,b
............................................ $11.68
Class P:
Net assets, at value ....................................................................... $719,974,037
Shares outstanding ........................................................................ 61,621,569
Net asset value and maximum offering price per share
b
............................................. $11.68
Class R:
Net assets, at value ....................................................................... $1,728,752
Shares outstanding ........................................................................ 148,134
Net asset value and maximum offering price per share
b
............................................. $11.67
Class R5:
Net assets, at value ....................................................................... $12,512
Shares outstanding ........................................................................ 1,072
Net asset value and maximum offering price per share
b
............................................. $11.68
Class R6:
Net assets, at value ....................................................................... $1,912,413
Shares outstanding ........................................................................ 163,812
Net asset value and maximum offering price per share
b
............................................. $11.67
Class Y:
Net assets, at value ....................................................................... $53,886,228
Shares outstanding ........................................................................ 4,614,066
Net asset value and maximum offering price per share
b
............................................. $11.68
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
for the year ended August 31, 2026
franklintempleton.com
Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Franklin Multi-
Asset Income
Fund
Investment income:
Dividends: (net of foreign taxes of $123,779)
Unaffiliated issuers ........................................................................ $3,771,392
Non-controlled affiliates (Note 3 g ) ............................................................. 4,088,970
Interest: (net of foreign taxes of $6,434)
Unaffiliated issuers ........................................................................ 15,815,278
Total investment income ................................................................... 23,675,640
Expenses:
Management fees (Note 3 a ) ................................................................... 2,537,426
Administrative fees (Note 3 b ) .................................................................. 5,670
Distribution fees: (Note 3c )
    Class A ................................................................................ 374,077
    Class C ................................................................................ 33,480
    Class R ................................................................................ 8,236
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 217,535
    Class C ................................................................................ 4,883
    Class P ................................................................................ 38,147
Class R ................................................................................ 2,395
    Class R5 ............................................................................... 17
    Class R6 ............................................................................... 624
    Class Y ................................................................................ 40,684
Custodian fees ............................................................................. 11,313
Reports to shareholders fees .................................................................. 75,033
Registration and filing fees .................................................................... 87,829
Professional fees ........................................................................... 153,019
Trustees' fees and expenses (Note 3 f ) ........................................................... 20,070
Organization costs .......................................................................... 2,105
Other .................................................................................... 41,867
Total expenses ......................................................................... 3,654,410
Expense reductions (Note 4 ) ............................................................... (26,908)
Expenses waived/paid by affiliates (Note 3 g and 3 h ) .............................................. (848,626)
Net expenses ......................................................................... 2,778,876
Net investment income ................................................................ 20,896,764

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statement of Operations
(continued)
for the year ended August 31, 2026
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The accompanying notes are an integral part of these consolidated financial statements. Annual Report

Franklin Multi-
Asset Income
Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... 22,648,908
Foreign currency transactions ................................................................ (6,360)
Forward exchange contracts ................................................................. (137,485)
Futures contracts ......................................................................... (2,462,078)
TBA sale commitments ..................................................................... 133,538
Swap contracts ........................................................................... 796,601
Net realized gain (loss) .................................................................. 20,973,124
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,876,563)
Translation of other assets and liabilities denominated in foreign currencies .............................. (5,560)
Forward exchange contracts ................................................................. 19,759
Futures contracts ......................................................................... (310,215)
TBA sale commitments ..................................................................... 1,820
Swap contracts ........................................................................... 204,111
Net change in unrealized appreciation (depreciation) ............................................ (1,966,648)
Net realized and unrealized gain (loss) ............................................................ 19,006,476
Net increase (decrease) in net assets resulting from operations .......................................... $39,903,240

Putnam Asset Allocation Funds
Consolidated Financial Statements
Consolidated Statements of Changes in Net Assets
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Annual Report The accompanying notes are an integral part of these consolidated financial statements.

Franklin Multi-Asset Income Fund
Year Ended
August 31, 2026
Year Ended
August 31, 2025
a
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $20,896,764 $9,137,528
Net realized gain (loss) ................................................. 20,973,124 7,152,603
Net change in unrealized appreciation (depreciation) ........................... (1,966,648) (1,636,243)
Net increase (decrease) in net assets resulting from operations ................ 39,903,240 14,653,888
Distributions to shareholders:
Class A ............................................................. (5,202,481) (6,036,883)
Class C ............................................................. (92,583) (172,750)
Class P ............................................................. (14,704,152) (1,937,247)
Class R ............................................................. (53,329) (58,978)
Class R5 ............................................................ (458) (513)
Class R6 ............................................................ (50,195) (92,248)
Class Y ............................................................. (1,047,486) (1,364,653)
Total distributions to shareholders .......................................... (21,150,684) (9,663,272)
Capital share transactions: (Note 2 )
Class A ............................................................. (1,873,584) (5,977,438)
Class C ............................................................. (379,124) (3,018,473)
Class P ............................................................. 664,364,760 11,592,931
Class R ............................................................. 95,108 (47,409)
Class R6 ............................................................ 1,094,592 (3,127,380)
Class Y ............................................................. 27,313,728 (10,043,007)
Total capital share transactions ............................................ 690,615,480 (10,620,776)
Net increase (decrease) in net assets ................................... 709,368,036 (5,630,160)
Net assets:
Beginning of year ....................................................... 222,866,680 228,496,840
End of year ........................................................... $932,234,716 $222,866,680
a
Includes the consolidated operations of Franklin Multi-Asset Income Ltd. from July 7, 2025 through August 31, 2025. See Note 1(g).

Putnam Asset Allocation Funds

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Annual Report
Notes to Consolidated Financial Statements
Franklin Multi-Asset Income Fund
1. Organization and Significant Accounting Policies
Putnam Asset Allocation Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of four separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Franklin
Multi-Asset Income Fund (Fund) is included in this report.
The Fund offers seven classes of shares: Class A, Class C,
Class P, Class R, Class R5, Class R6 and Class Y. Class
C shares automatically convert to Class A shares on a
monthly basis, after they have been held for 8 years. Each
class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
Effective July 15, 2026, Putnam Multi-Asset Income Fund
was renamed Franklin Multi-Asset Income Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities, exchange traded funds, and derivative
financial instruments listed on an exchange or on the
NASDAQ National Market System are valued at the last
quoted sale price or the official closing price of the day,
respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the
security is primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-
counter (OTC) securities are valued within the range of the
most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Franklin Multi-Asset Income Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At August 31, 2026, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Consolidated Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Stripped Securities
The Fund may invest in stripped securities which represent
a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest only securities experience greater than anticipated prepayments of principal, the Fund may fail to recoup fully its initial investment in these securities. Conversely, principal-
only securities increase in value if prepayments are greater
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Franklin Multi-Asset Income Fund
(continued)
than anticipated and decline if prepayments are slower
than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
d. Securities Purchased on a When-Issued,
Forward Commitment or Delayed Delivery Basis and
TBA Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery and to-be-
announced (TBA) basis, with payment and delivery
scheduled for a future date. These transactions are subject
to market fluctuations and are subject to the risk that the
value at delivery may be more or less than the trade date
purchase price. Although the Fund will generally purchase
these securities with the intention of holding the securities, it may sell the securities before the settlement date.
The Fund may also enter into TBA sale commitments
to hedge its portfolio positions, to sell mortgage-backed
securities it owns under delayed delivery arrangements
or to take a short position in mortgage-backed securities.
Proceeds of TBA sale commitments are not received until
the contractual settlement date. During the time a TBA sale
commitment is outstanding, either equivalent deliverable
securities or an offsetting TBA purchase commitment
deliverable on or before the sale commitment date are
held as “cover” for the transaction, or other liquid assets
in an amount equal to the notional value of the TBA sale
commitment are segregated. If the TBA sale commitment is
closed through the acquisition of an offsetting TBA purchase commitment, the Fund realizes a gain or loss. If the Fund
delivers securities under the commitment, the Fund realizes
a gain or a loss from the sale of the securities based upon
the unit price established at the date the commitment was
entered into.
TBA commitments, which are accounted for as purchase and
sale transactions, may be considered securities themselves,
and involve a risk of loss due to changes in the value of
the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the Fund and the counterparty.
Unsettled TBA commitments are valued at their fair value
according to the procedures described in the Financial
Instrument Valuation note. The contract is marked to market
daily and the change in fair value is recorded by the Fund as an unrealized gain or loss. Based on market circumstances,
the investment manager will determine whether to take
delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
e. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Consolidated Statement
of Assets and Liabilities. Realized gain and loss and
unrealized appreciation and depreciation on these contracts
for the period are included in the Consolidated Statement of
Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/
or limit the decline in net assets over various periods of
time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right
to net and close-out all transactions traded, whether or
not arising under the ISDA agreement, to one net amount
payable by one counterparty to the other. However, absent
an event of default or early termination, OTC derivative
1. Organization and Significant Accounting Policies
(continued)
c. Stripped Securities
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Franklin Multi-Asset Income Fund
(continued)
assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities. Early
termination by the counterparty may result in an immediate
payment by the Fund of any net liability owed to that
counterparty under the ISDA agreement. At August 31, 2026,
the Fund had OTC derivatives in a net liability position by
counterparty of $106,566.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end,
if any, are listed in the Fund's Consolidated Schedule of
Investments.
The Fund entered into exchange traded futures contracts
primarily to manage and/or gain exposure to commodity
price, interest rate and equity price risk. A futures contract is an agreement between the Fund and a counterparty to
buy or sell an asset at a specified price on a future date.
Required initial margins are pledged by the Fund, and the
daily change in fair value is accounted for as a variation
margin payable or receivable in the Consolidated Statement
of Assets and Liabilities. Futures contracts outstanding at
period end, if any, are listed in the Fund's Consolidated
Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund,
and the daily change in fair value is accounted for as a
variation margin payable or receivable in the Consolidated
Statement of Assets and Liabilities. Over the term of the
contract, contractually required payments to be paid and to
be received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made,
at which time they are realized. Interest rate swap contracts outstanding at period end, if any, are listed in the Fund's
Consolidated Schedule of Investments.
The Fund entered into OTC total return swap contracts
primarily to manage and/or gain exposure to equity risk of an underlying instrument such as a stock, bond, index or basket of securities or indices. A total return swap is an agreement between the Fund and a counterparty to exchange a return
linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term
of the contract, contractually required payments to be paid
or received are accrued daily and recorded as unrealized
appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund's Consolidated Schedule of Investments.
See Note 9 regarding other derivative information.
1. Organization and Significant Accounting Policies
(continued)
e. Derivative Financial Instruments
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Franklin Multi-Asset Income Fund
(continued)
f. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
g. Investments in Franklin Multi-Asset Income Ltd.
(FT Subsidiary)
The Fund invests in certain financial instruments, warrants
or commodities through its investments in FT Subsidiary.
FT Subsidiary, a Cayman Islands exempted company with
limited liability, is a wholly-owned subsidiary of the Fund. FT
Subsidiary is able to invest in certain financial instruments consistent with the investment objective of the Fund. For
tax purposes, the Fund is required to increase its taxable
income by its share of the FT Subsidiary’s income. Net
losses incurred by the FT Subsidiary cannot offset income
earned by the Fund and cannot be carried back or forward
by the FT Subsidiary to offset income from prior or future
years. At August 31, 2026, FT Subsidiary’s investments,
as well as any other assets and liabilities of FT Subsidiary are reflected in the Fund’s Consolidated Schedule of
Investments and Consolidated Statement of Assets and
Liabilities. All intercompany transactions and balances have been eliminated. At August 31, 2026, the net assets of FT
Subsidiary were $1,118,013, representing 0.12% of the
Fund's consolidated net assets. The Fund’s investment in FT
Subsidiary is limited to 25% of consolidated assets.
h. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and if applicable, excise taxes. As a result, no provision for U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Fund invests. In
some cases, the Fund may be entitled to reclaim all or a
portion of such taxes, and such reclaim amounts, if any,
are reflected as a dividend receivable in the Consolidated
Statement of Assets and Liabilities and dividend income
in the Consolidated Statement of Operations. In many
cases, however, the Fund may not receive such amounts
for an extended period of time, depending on the country of
investment. When a capital gain tax is determined to apply,
the Fund records an estimated deferred tax liability in an
amount that would be payable if the securities were disposed of on the valuation date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2026, the Fund has determined that no tax liability is required in its consolidated financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). The Fund's federal and state income and federal
excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state
departments of revenue.
i. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
1. Organization and Significant Accounting Policies
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Annual Report
Franklin Multi-Asset Income Fund
(continued)
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
j. Organization Costs
Organization costs were expensed as incurred.
k. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
l. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class A Shares: 728347 –
Shares sold
a
................................... 1,244,461 $14,250,286 1,160,275 $12,484,017
Shares issued in reinvestment of distributions .......... 445,466 5,087,583 550,533 5,899,318
Shares redeemed ............................... (1,852,401) (21,211,453) (2,276,681) (24,360,773)
Net increase (decrease) .......................... (162,474) $(1,873,584) (565,873) $(5,977,438)
Class C Shares: 315341 –
Shares sold ................................... 82,492 $953,848 30,066 $323,867
Shares issued in reinvestment of distributions .......... 8,085 92,332 16,030 171,750
Shares redeemed
a
.............................. (124,744) (1,425,304) (327,269) (3,514,090)
Net increase (decrease) .......................... (34,167) $(379,124) (281,173) $(3,018,473)
1. Organization and Significant Accounting Policies
(continued)
i. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Franklin Multi-Asset Income Fund
(continued)
3. Transactions with Affiliates
Effective August 17, 2026, Franklin Resources, Inc. was renamed Franklin Templeton, Inc. Franklin Templeton, Inc. is the
holding company for various subsidiaries. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
August 31, 2026
Year Ended
August 31, 2025
Shares Amount Shares Amount
Class P Shares: (58479402) –
Shares sold ................................... 66,065,303 $764,798,510 4,359,398 $47,202,041
Shares issued in reinvestment of distributions .......... 1,274,858 14,701,983 180,481 1,937,194
Shares redeemed ............................... (9,953,043) (115,135,733) (3,447,595) (37,546,304)
Net increase (decrease) .......................... 57,387,118 $664,364,760 1,092,284 $11,592,931
Class R Shares: (3990) –
Shares sold ................................... 12,310 $140,612 4,975 $53,044
Shares issued in reinvestment of distributions .......... 4,653 53,165 5,460 58,525
Shares redeemed ............................... (8,663) (98,669) (14,745) (158,978)
Net increase (decrease) .......................... 8,300 $95,108 (4,310) $(47,409)
Class R6 Shares: 196918 –
Shares sold ................................... 104,555 $1,196,353 30,657 $329,123
Shares issued in reinvestment of distributions .......... 4,359 50,006 8,561 91,725
Shares redeemed ............................... (13,210) (151,767) (331,839) (3,548,228)
Net increase (decrease) .......................... 95,704 $1,094,592 (292,621) $(3,127,380)
Class Y Shares: (1394509) –
Shares sold ................................... 2,819,917 $32,874,278 187,789 $2,028,074
Shares issued in reinvestment of distributions .......... 90,042 1,031,371 125,454 1,344,290
Shares redeemed ............................... (572,987) (6,591,921) (1,255,706) (13,415,371)
Net increase (decrease) .......................... 2,336,972 $27,313,728 (942,463) $(10,043,007)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investment Management Limited (FTIML) Subadvisor
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Putnam Advisory Company, LLC (PAC) Subadvisor
Templeton Asset Management Ltd. (TAML) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent
2. Shares of Beneficial Interest
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
a. Management Fees
The Fund and FT Subsidiary pays Advisers a management fee (based on the Fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (including open-end funds managed by affiliates of Putnam Management that have been deemed to be sponsored by Putnam Management for this purpose) (excluding net assets of such funds that are invested in, or that are invested in by, other such funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:
For the year ended August 31, 2026, the gross effective investment management fee rate was 0.446% of the Fund’s average daily net assets.
Management fees paid by the Fund were reduced on assets invested in FT Subsidiary, in an amount equal to the management fees paid by FT Subsidiary.
Advisers retained Putnam Management as subadvisor for the Fund. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the Fund or FT Subsidiary. Advisers pays a monthly fee to Putnam
Management based on the costs of Putnam Management in providing these services to the Fund or FT Subsidiary, which may include a mark-up not to exceed 15% over such costs.
Under a subadvisory agreement, FTIML provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by FTIML, and is not an additional expense of the Fund or FT
Subsidiary.
Under a subadvisory agreement, PAC provides subadvisory services to the Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by PAC, and is not an additional expense of the Fund or FT
Subsidiary.
Effective August 1, 2026, under a subadvisory agreement, TAML, an affiliate of Advisers, provides subadvisory services to the
Fund or FT Subsidiary. The subadvisory fee is paid by Advisers based on the average net assets managed by TAML and is not an additional expense of the Fund or FT Subsidiary. Effective August 1, 2026, the subadvisory agreement was terminated for
PAC.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund and FT Subsidiary. The fee is paid by Advisers based on the Fund's and FT Subsidiary's average daily net assets, and is not an additional expense of the
Fund and FT Subsidiary.
Annualized Fee Rate Net Assets
0.630% of the first $5 billion,
0.580% of the next $5 billion,
0.530% of the next $10 billion,
0.480% of the next $10 billion,
0.430% of the next $50 billion,
0.410% of the next $50 billion,
0.400% of the next $100 billion and
0.395% of any excess thereafter.
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
The Fund reimburses Advisers an allocated amount for the compensation and related expenses of certain officers of the
Fund and their staff who provide administrative services to the Fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.
c. Distribution Fees
The Fund has adopted distribution plans (the Plans) with respect to the following share classes pursuant to Rule 12b–1 under the 1940 Act. The purpose of the Plans is to compensate Distributors for services provided and expenses incurred in distributing shares of the Fund. The Plans provide payments by the Fund to Distributors at an annual rate of up to the following amounts (Maximum %) of the average net assets attributable to each class. The Trustees have approved payment by the Fund at the following annual rate (Approved %) of the average net assets attributable to each class.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV received fees for investor servicing for Class A, Class C, Class R and Class Y shares that included (1) a per account fee for each direct and underlying non-defined contribution account (retail account) of the Fund; (2) a specified rate of the Fund’s assets attributable to defined contribution plan accounts; and (3) a specified rate based on the average net assets in retail accounts. PSERV has agreed that the aggregate investor servicing fees for each Fund’s retail and defined contribution accounts for these share classes will not exceed an annual rate of 0.25% of the Fund’s average assets attributable to such accounts.
Class P shares paid a monthly fee based on the average net assets of Class P shares at an annual rate of 0.01%.
Class R5 shares paid a monthly fee based on the average net assets of Class R5 shares at an annual rate of 0.15%.
Class R6 shares paid a monthly fee based on the average net assets of Class R6 shares at an annual rate of 0.05%.
f. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
Maximum % Approved %
Class A ................................................................... 0.35% 0.25%
Class C ................................................................... 1.00% 1.00%
Class R ................................................................... 1.00% 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $6,764
CDSC retained .............................................................................. $542
3. Transactions with Affiliates
(continued)
b. Administrative Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Consolidated Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Consolidated Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any
Trustee first elected after 2003.
g. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Consolidated Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate. During the year ended August 31, 2026, the Fund held investments in affiliated management investment companies as follows:
h. Waiver and Expense Reimbursements
Advisers has contractually agreed, through December 31, 2027, to waive fees and/or reimburse the Fund's expenses to the extent necessary to limit the cumulative expenses of the Fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the Fund's investor servicing contract, investment management contract and distribution plans, on a fiscal year-to-date basis to an annual rate of 0.20% of the Fund's average net assets over such fiscal year-to-date period. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Advisers has also contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the Fund through December 31, 2027, so that the total expenses of the Fund (excluding brokerage, interest, taxes, investment-related expenses, payments under distribution plans, extraordinary expenses, payments under the Fund’s investor servicing contract and acquired fund fees and expenses, but including payments under the Fund’s investment management contract) would not exceed an annual rate of 0.40% of the Fund’s average net assets. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Multi-Asset Income Fund
Non-Controlled Affiliates
Dividends
Putnam Government Money
Market Fund, Class G, 3.481% . $— $2,671,126,916 $(2,502,108,519) $— $— $169,018,397 169,018,397 $2,981,810
Putnam Short Term Investment
Fund, Class P, 3.863% ...... 11,277,701 1,455,611,640 (1,421,483,895) — — 45,405,446 45,405,446 1,107,160
Total Affiliated Securities ... $11,277,701 $4,126,738,556 $(3,923,592,414) $— $— $214,423,843 $4,088,970
3. Transactions with Affiliates
(continued)
f. Trustee Fees
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
i. Other Affiliated Transactions
At August 31, 2026, one or more of the funds in Putnam Target Date Funds owned 5% or more of the Fund's outstanding shares, totaling 68.4% of the Fund's outstanding shares.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's transfer agent fees. During the year ended August 31, 2026, the fees were reduced as noted in the Consolidated Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2026, the capital loss carryforwards were as follows:
During the year ended August 31, 2026, the Fund utilized $20,439,016 of capital loss carryforwards.
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2026, the Fund deferred late-year ordinary losses of $222,951.
The tax character of distributions paid during the years ended August 31, 2026 and 2025, was as follows:
At August 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions and derivative financial instruments.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2026, aggregated
$1,646,169,590 and $1,263,177,779, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 43,443,097
Long term ................................................................................ 15,990,611
Total capital loss carryforwards ............................................................... $59,433,708
2026 2025
Distributions paid from:
Ordinary income .......................................................... $21,150,684 $9,663,272
Cost of investments .......................................................................... $1,009,611,399
Unrealized appreciation ........................................................................ $37,247,446
Unrealized depreciation ........................................................................ (24,412,224)
Net unrealized appreciation (depreciation) .......................................................... $12,835,222
3. Transactions with Affiliates
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
7. Credit Risk and Defaulted Securities
At August 31, 2026, the Fund had 13.4% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2026, the aggregate value of these securities was $792,834, representing 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Consolidated Schedule of Investments.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2026, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
See Abbreviations on page 97 .
9. Other Derivative Information
At August 31, 2026, investments in derivative contracts are reflected in the Consolidated Statement of Assets and Liabilities as
follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Multi-Asset Income Fund
105 Pfizer, Inc., CVR, 3/31/32 ...................... 11/14/25 $ 515 $ 515
Total Restricted Securities (Value is 0.0%
†
of Net Assets) .............. $515 $515
†
Rounds to less than 0.1% of net assets.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Multi-Asset Income Fund
Interest rate contracts .......
Variation margin on futures
contracts
$ 3,202,769
a
Variation margin on futures
contracts
$ 4,499,424
a
Variation margin on centrally
cleared swap contracts
895,948
a
Variation margin on centrally
cleared swap contracts
880,791
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
206,106 Unrealized depreciation on OTC
forward exchange contracts
200,431

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
For the year ended August 31, 2026, the effect of derivative contracts in the Consolidated Statement of Operations was as follows:
For the year ended August 31, 2026, the average month end notional amount of futures contracts and swap contracts represented $562,260,057 and $66,448,055, respectively. The average month end contract value of forward exchange contracts was $13,068,969.
See Note 1(e) regarding derivative financial instruments.
See Abbreviations on page 97 .
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Consolidated Statement of
Assets and Liabilities
Location Fair Value
Franklin Multi-Asset Income Fund (continued)
Equity contracts ...........
Variation margin on futures
contracts
$ 1,100,793
a
Variation margin on futures
contracts
$ 169,753
a
Unrealized appreciation on OTC
swap contracts
577,162 Unrealized depreciation on OTC
swap contracts
404,387
Total .................... $5,982,778 $6,154,786
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts and centrally cleared swap contracts as reported in the Consolidated Schedule of
Investments. Only the variation margin receivable/payable at year end is separately reported within the Consolidated Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Consolidated Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Consolidated Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Franklin Multi-Asset Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Futures contracts $(4,053,176) Futures contracts $(1,291,792)
Swap contracts 257,316 Swap contracts 31,336
Foreign exchange contracts .....
Forward exchange contracts (137,485) Forward exchange contracts 19,759
Equity contracts ..............
Futures contracts 1,383,423 Futures contracts 981,577
Swap contracts 539,285 Swap contracts 172,775
Commodity contracts ..........
Futures contracts 207,675 Futures contracts —
Total ....................... $(1,802,962) $(86,345)
9. Other Derivative Information
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 29, 2027. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Consolidated Statement of Operations. During the year ended August 31, 2026, the Fund did not use the Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2026, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Multi-Asset Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
Aerospace & Defense ................... $ 5,214,323 $ 1,134,675 $ — $ 6,348,998
Air Freight & Logistics ................... 2,675,336 445,003 — 3,120,339
Automobile Components ................. 170,915 352,893 — 523,808
Automobiles .......................... 2,942,695 269,862 — 3,212,557
Banks ............................... 8,777,623 7,071,804 — 15,849,427
Beverages ........................... 2,638,944 382,998 — 3,021,942
Biotechnology ......................... 7,619,324 359,952 — 7,979,276
Broadline Retail ....................... 7,473,724 527,134 — 8,000,858
Building Products ...................... 494,612 — — 494,612
Capital Markets ........................ 6,361,325 1,710,902 — 8,072,227
Chemicals ........................... 672,617 499,035 — 1,171,652
Commercial Services & Supplies ........... 290,269 73,852 — 364,121
Communications Equipment .............. 1,416,780 724,049 — 2,140,829
Construction & Engineering ............... 559,321 — — 559,321
Construction Materials .................. — 107,249 — 107,249
Consumer Finance ..................... 970,136 — — 970,136
Consumer Staples Distribution & Retail ...... 2,756,941 — — 2,756,941
Containers & Packaging ................. 251,818 — — 251,818

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
Level 1 Level 2 Level 3 Total
Franklin Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Distributors ........................... $ 36,013 $ — $ — $ 36,013
Diversified Consumer Services ............ 136,751 — — 136,751
Diversified REITs ...................... 64,314 — — 64,314
Diversified Telecommunication Services ..... 1,060,467 845,674 — 1,906,141
Electric Utilities ........................ 2,554,034 680,211 — 3,234,245
Electrical Equipment .................... 2,559,080 1,776,838 — 4,335,918
Electronic Equipment, Instruments &
Components ........................ 800,870 870,865 — 1,671,735
Energy Equipment & Services ............. 913,195 — — 913,195
Entertainment ......................... 4,604,720 — — 4,604,720
Financial Services ...................... 6,207,346 967,869 — 7,175,215
Food Products ........................ 794,254 1,251,268 — 2,045,522
Gas Utilities .......................... 143,482 280,998 — 424,480
Health Care Equipment & Supplies ......... 1,678,468 529,777 — 2,208,245
Health Care Providers & Services .......... 3,102,606 — — 3,102,606
Health Care REITs ..................... 75,099 — — 75,099
Health Care Technology ................. 544,474 — — 544,474
Hotel & Resort REITs ................... 1,429,289 — — 1,429,289
Hotels, Restaurants & Leisure ............. 4,243,620 656,578 — 4,900,198
Household Durables .................... 344,002 176,171 — 520,173
Household Products .................... 2,076,585 243,096 — 2,319,681
Independent Power and Renewable Electricity
Producers .......................... 646,728 63,120 —
b
709,848
Industrial Conglomerates ................ 1,735,998 491,130 — 2,227,128
Industrial REITs ....................... 56,885 — — 56,885
Insurance ............................ 4,711,245 2,037,177 — 6,748,422
Interactive Media & Services .............. 16,024,458 712,196 — 16,736,654
IT Services ........................... 1,462,588 561,229 — 2,023,817
Leisure Products ....................... 305,508 329,512 — 635,020
Life Sciences Tools & Services ............ 103,272 233,601 — 336,873
Machinery ............................ 5,627,561 1,553,912 — 7,181,473
Marine Transportation ................... 84,978 292,676 — 377,654
Media ............................... 1,120,015 — — 1,120,015
Metals & Mining ....................... 3,459,611 1,965,650 — 5,425,261
Mortgage Real Estate Investment Trusts
(REITs) ............................ 35,264 — — 35,264
Multi-Utilities .......................... 1,517,032 — — 1,517,032
Office REITs .......................... 19,803 — — 19,803
Oil, Gas & Consumable Fuels ............. 8,083,761 1,860,875 — 9,944,636
Paper & Forest Products ................. 9,950 — — 9,950
Passenger Airlines ..................... 289,014 498,565 — 787,579
Personal Care Products ................. 18,672 235,817 — 254,489
Pharmaceuticals ....................... 9,066,400 3,245,574 — 12,311,974
Professional Services ................... 1,239,039 777,364 — 2,016,403
Real Estate Management & Development .... 2,402,513 — — 2,402,513
Residential REITs ...................... 426,533 — — 426,533
Retail REITs .......................... 486,610 109,920 — 596,530
Semiconductors & Semiconductor Equipment . 34,231,200 6,560,407 — 40,791,607
Software ............................. 19,559,225 229,700 — 19,788,925
Specialized REITs ...................... 599,528 — — 599,528
Specialty Retail ........................ 2,877,978 178,183 — 3,056,161
Technology Hardware, Storage & Peripherals . 16,514,020 1,738,059 — 18,252,079
Textiles, Apparel & Luxury Goods .......... 741,949 571,758 — 1,313,707
Tobacco ............................. 2,904,590 263,120 — 3,167,710
11. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

franklintempleton.com
Annual Report
Franklin Multi-Asset Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
12. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the consolidated financial statements.
Level 1 Level 2 Level 3 Total
Franklin Multi-Asset Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Trading Companies & Distributors .......... $ 1,322,751 $ 185,493 $ — $ 1,508,244
Transportation Infrastructure .............. — 238,111 — 238,111
Water Utilities ......................... 114,616 — — 114,616
Wireless Telecommunication Services ....... — 743,597 — 743,597
Management Investment Companies ......... 6,187,308 — — 6,187,308
Convertible Preferred Stocks ................ 1,168,671 — — 1,168,671
Preferred Stocks ......................... 230,337 — — 230,337
Rights ................................. — — 854
b
854
Convertible Bonds ....................... — 2,239,354 — 2,239,354
Corporate Bonds ........................ — 253,203,802 — 253,203,802
Senior Floating Rate Interests ............... — 4,561,596 — 4,561,596
Foreign Government and Agency Securities .... — 31,516,029 — 31,516,029
U.S. Government and Agency Securities ....... — 16,309,356 — 16,309,356
Asset-Backed Securities ................... — 40,124,124 — 40,124,124
Commercial Mortgage-Backed Securities ...... — 25,767,389 — 25,767,389
Mortgage-Backed Securities ................ — 112,670,595 — 112,670,595
Residential Mortgage-Backed Securities ....... — 25,477,498 — 25,477,498
Agency Commercial Mortgage-Backed Securities — 12,662,394 — 12,662,394
Municipal Bonds ......................... — 1,212,887 — 1,212,887
Short Term Investments ................... 214,444,363 4,947,940 — 219,392,303
Total Investments in Securities ........... $444,485,346 $578,308,463
c
$854 $1,022,794,663
Other Financial Instruments:
Forward Exchange Contracts ............... $— $206,106 $— $206,106
Futures Contracts ....................... 4,303,562 — — 4,303,562
Swap Contracts ......................... — 1,473,110 — 1,473,110
Total Other Financial Instruments ......... $4,303,562 $1,679,216 $— $5,982,778
– – – –
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 200,431 $ — $ 200,431
Futures Contracts ........................ 4,669,177 — — 4,669,177
Swap Contracts ......................... — 1,285,178 — 1,285,178
Total Other Financial Instruments ......... $4,669,177 $1,485,609 $— $6,154,786
a
For detailed categories, see the accompanying Consolidated Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $47,615,499, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
11. Fair Value Measurements
(continued)

Putnam Asset Allocation Funds
Notes to Consolidated Financial Statements

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Franklin Multi-Asset Income Fund
(continued)
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Consolidated
Statement of Assets and Liabilities and the Consolidated Statement of Operations, along with the related notes to the consolidated financial statements. The Consolidated Schedule of Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Consolidated Financial Highlights.
13. New Accounting Pronouncements
In September 2026, the FASB issued Accounting Standards Update (ASU) No. 2026-03, Fair Value Measurement (Topic
820)—Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.
14. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the consolidated financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Counterparty
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
GSCO
Goldman Sachs Group, Inc.
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SSBT
State Street Bank and Trust Co.
TDOM
Toronto Dominion Bank
UBSW
UBS AG
WPAC
Westpac Banking Corp.
Cu r rency
EUR
Euro
GBP
British Pound
HKD
Hong Kong Dollar
USD
United States Dollar
ZAR
South African Rand
Selected Portfolio
ADR
American Depositary Receipt
CLO
Collateralized Loan Obligation
CME
Chicago Mercantile Exchange
CVR
Contingent Value Right
ETF
Exchange-Traded Fund
ETM
Escrowed to Maturity
EURIBOR
Euro Inter-Bank Offer Rate
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
IO
Interest Only
NATL
National Reinsurance Corp.
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
REMIC
Real Estate Mortgage Investment Conduit
SOFR
Secured Overnight Financing Rate
STACR
Structured Agency Credit Risk
12. Operating Segments
(continued)

Putnam Asset Allocation Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Putnam Asset Allocation Funds and Shareholders of Franklin Multi-Asset Income Fund
Opinion on the Financial Statements
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Franklin Multi-Asset Income Fund and its subsidiary (one of the funds constituting Putnam Asset Allocation
Funds, referred to hereafter as the “Fund”) as of August 31, 2026, the related consolidated statement of operations for the year ended August 31, 2026, the consolidated statement of changes in net assets for each of the two years in the period ended
August 31, 2026, including the related notes, the consolidated financial highlights for each of the two years in the period ended
August 31, 2026, and the financial highlights for each of the periods ended on or prior to August 31, 2024 indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2026 by correspondence with the custodian, transfer agents, agent banks and brokers; when replies were not received from brokers or the agent bank, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
October 19, 2026
We have served as the auditor of one or more investment companies in the Putnam Funds family of funds since at least 1957.
We have not been able to determine the specific year we began serving as auditor.

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Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2026:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $1,983,752
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,139,215
Qualified Net Interest Income (QII) §871(k)(1)(C) $13,297,074
Qualified Business Income Dividends Earned §199A $433,321
Section 163(j) Interest Earned §163(j) $14,502,909
Interest Earned from Federal Obligations Note (1) $969,248

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Franklin Multi-Asset Income Fund
Trustee approval of management contracts
(unaudited)
Consideration of your fund’s management and sub-advisory contracts
At their meeting on June 26, 2026, the Board of Trustees (“Board” or the “Trustees”) of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”))
of the Putnam mutual funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved the continuance of a management contract with Franklin Advisers, Inc. (the “Advisor”), a subadvisory agreement between the Advisor and Franklin Templeton Investment Management Limited (“FTIML”), a subadvisory agreement between the
Advisor and The Putnam Advisory Company, LLC (“PAC”),
1
and a subadvisory agreement between the Advisor and Putnam
Investment Management, LLC (“Putnam Management” and together with FTIML and PAC, the “Subadvisors”) (collectively, the “Management Contracts”). The Advisor, FTIML, PAC, and Putnam Management are each direct or indirect, wholly-owned subsidiaries of Franklin Templeton, Inc. (together with its subsidiaries, “Franklin Templeton”).
1
As further described below under the heading “Trustee approval of sub-advisory contract,” Templeton Asset Management Ltd. (“TAML”) replaced PAC as a sub-adviser of the fund on August 1, 2026.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the consolidated financial statements included herein.
Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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General conclusions
The Board oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with the Advisor and the sub-advisory contract with respect to your fund between the Advisor and each Subadvisor. Because the Subadvisors are affiliates of the Advisor and the Advisor remains fully responsible for all services provided by the Subadvisors, the Trustees did not attempt to evaluate the Subadvisors as separate entities. All references to the Advisor in the descriptions of the Board’s considerations should be deemed to include references to the applicable Subadvisor as necessary or appropriate in the context. The Board, with the assistance of its Contract
Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Independent Trustees.
At the outset of the review process, the Board’s independent staff and independent legal counsel, as defined in Rule 0-1(a)
(6) under the 1940 Act (their “independent legal counsel”), considered any possible changes to the annual contract review materials furnished to the Contract Committee in prior years and, as applicable, identified those changes to the Advisor.
Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel submitted an initial request that the Advisor and its affiliates furnish specified information, together with any additional information the Advisor considered relevant, to the Contract Committee. Over the course of several months ending in June
2026, the Contract Committee met on a number of occasions with representatives of the Advisor, and separately in executive session, to consider the information that the Advisor provided, including information provided in response to supplemental requests submitted by independent legal counsel. Throughout this process, the Contract Committee was assisted by the
Board’s independent staff and by independent legal counsel.
At the Board’s June 2026 meeting, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the Management Contracts. At that meeting, the Contract Committee also met in executive session with the other Independent Trustees to review a summary of the process undertaken by the Contract
Committee and key information that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s Management Contracts, effective July 1, 2026.
In considering the continuance of the Management Contracts, the Board took into account a number of factors, including:
That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by the Advisor in providing services to the fund and the application of certain reductions and waivers noted below;
That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale that may exist in the management of the fund at current asset levels;
That the funds benefited, and were expected to continue to benefit, from Franklin Templeton’s large retail and institutional global distribution capabilities and significant network of intermediary relationships, which may provide additional opportunities for the funds to increase assets and reduce the impact of expenses by spreading them over a larger asset base; and
The financial strength, reputation, experience and resources of Franklin Templeton and its investment advisory subsidiaries.
These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and most of the other funds are the result of many years of review and discussion between the Independent
Trustees and management, occurring both in connection with formal contract reviews as well as throughout the year and that

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the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newer funds or repositioned funds, the current fee arrangements under the majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the
Contract Committee and discussions with management, as well as approval by shareholders.
Management fee schedules and total expenses
The Trustees reviewed the management fee schedules in effect for all funds, including fee levels and any breakpoints. Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with reduced fee levels as aggregate assets under management of the fund and other mutual funds sponsored by the Advisor
(or that have been deemed to be sponsored by the Advisor for the purpose of the management fee calculation) increase. The
Trustees also reviewed the total expenses of each fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two mutual funds and each of the exchange-traded funds have implemented so-called “all-in” or unitary management fees covering substantially all routine fund operating costs.)
In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in the Advisor’s operating costs or profitability, or changes in competitive practices in the fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.
As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. The Trustees, the Advisor and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2025.
These expense limitations were: (i) a contractual expense limitation applicable to specified mutual funds (including your fund) of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified mutual funds (including your fund) of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense limitations attempt to maintain competitive expense levels for the funds. Most funds (including your fund) had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2025. The Advisor and PSERV have agreed to maintain these expense limitations until at least December 31, 2027. In addition, the Advisor contractually agreed to waive fees and/or reimburse expenses of your fund to the extent that the total annual fund operating expenses of the fund (excluding payments under the fund’s distribution plans, investor servicing fees, brokerage, interest, taxes, investment-related expenses, extraordinary expenses and acquired fund fees and expenses) would not exceed an annual rate of 0.40% of its average net assets through at least December 31, 2027. During its fiscal year ending in 2025, your fund’s expenses were reduced as a result of this expense limitation. The Advisor and PSERV’s commitment to these expense limitation arrangements, which were intended to support an effort to have the mutual fund expenses meet competitive standards, was an important factor in the
Trustees’ decision to approve the continuance of your fund’s Management Contracts.
The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by
Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees
(determined for your fund and the other funds in the custom peer group assuming the same fund asset size for your fund and the other funds in the custom peer group and the applicable contractual management fee schedule) and in the first quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2025. (Total expenses reflect the fees and expenses borne directly by the fund and the competitive funds included in the custom Lipper peer groups, as well as any underlying funds’ net fees and expenses.) The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2025 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

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In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by the Advisor and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of the Advisor and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds, as applicable. In this regard, the
Trustees also reviewed an analysis of the revenues, expenses and profitability of the Advisor and its affiliates, allocated on a fund-by-fund basis, with respect to (as applicable) the funds’ management, distribution and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability in 2025 for each of the applicable agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place for each of the funds, including the fee schedule for your fund, represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and the
Advisor of any economies of scale as may exist in the management of the funds at that time.
The information examined by the Trustees in connection with their annual contract review for the funds included information regarding services provided and fees charged by the Advisor and certain affiliates to other products that are managed by a portfolio team that also manages one or more U.S. registered mutual funds in a category of similar strategies offered by the funds (including exchange traded funds, sub-advised U.S. mutual funds, other U.S. products (such as collective investment trusts, private funds, and separately managed and institutional accounts), non-U.S. funds, and other non-U.S. products). This information included comparisons of the fees charged to other clients, by category, with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these clients as compared to the services provided to the funds. The Trustees observed that the differences in fee rates between these clients and the funds are by no means uniform when examined by individual asset classes, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces, the characteristics of different clients, the particulars of different fee structures, factors unique to specific market segments, and the distinct risks and costs associated with providing services to different clients. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for 1940 Act-registered funds than for other clients, and the Trustees also considered the differences between the services that the Advisor provides to the funds and those that it provides to its other clients. The Trustees did not rely on these fee comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.
Investment performance
The quality of the investment process provided by the Advisor represented a major factor in the Trustees’ evaluation of the quality of services provided by the Advisor under your fund’s Management Contracts. The Trustees were assisted in their review of the Advisor’s investment process and performance by the work of the investment oversight committees of the
Trustees and the full Board, which meet on a regular basis with individual portfolio managers and with investment leadership of the Advisor throughout the year. The Trustees noted that the Advisor had made portfolio management assignment changes in 2025 to strengthen its investment teams providing services to the funds. The Trustees concluded that the Advisor generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them and in general the Advisor’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.
The Trustees considered that, in the aggregate, peer-relative and benchmark-relative fund performance was strong in 2025 against what the Advisor characterized as a complex investing environment. The Trustees considered the Advisor’s discussion of the markets, the economy, and geopolitical conditions in 2025. The S&P 500 was up 18% in 2025 but with significant periods of volatility, and the Bloomberg Aggregate fixed income index was up 7% during the year, with the Federal Reserve cutting the Effective Federal Funds rate from 4.25% at year-end 2024 to 3.5% at year-end 2025. Ten-year Treasury yields ended 2025 at 4.2%, down from 4.6% at year-end 2024. In 2025, geopolitical and economic conditions, as well as financial

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markets, provided a complex investing environment: a new U.S. presidential administration with significant policy actions, including tariffs; complex inflation; rates and Federal Reserve developments; artificial intelligence-related impacts; and
political and military actions across the globe. Even with this backdrop, generally strong economic, corporate and labor market conditions continued in 2025, although with some signs of concern.
For the one-year period ended December 31, 2025, the Trustees noted that the funds, on an asset-weighted basis, ranked in the 37
th
percentile of their peers as determined by LSEG Lipper (“Lipper”) and, on an asset-weighted basis, outperformed their benchmarks by 1.6% gross of fees over the one-year period. The Contract Committee also noted that the funds’ aggregate performance over longer-term periods continued to be strong, with the funds, on an asset-weighted basis, ranking in the 26 th
,
22
nd
and 16
th
percentiles of their Lipper peers over the three-year, five-year and ten-year periods ended December 31, 2025, respectively. The Trustees further noted that the funds, in the aggregate, solidly outperformed their benchmarks on a gross basis for each of the three-year, five-year and ten-year periods. The Trustees also considered the Morningstar Inc. ratings assigned to the funds and that 41 funds were rated four or five stars at the end of 2025, which was a year-over-year decrease of 11 funds. The Trustees also considered that 18 funds were five-star rated at the end of 2025, which was a year-over-year decrease of seven funds.
The Board noted, however, the disappointing investment performance of some funds for periods ended December 31, 2025 and considered information provided by the Advisor regarding the factors contributing to the underperformance and, where relevant, actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor the performance of those funds.
For purposes of the Trustees’ evaluation of the funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and five-year period. For a number of funds with relatively unique investment mandates for which the Advisor informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns to the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class A share cumulative total return performance at net asset value was in the following quartiles of its
Lipper peer group (Lipper Mixed-Asset Target Allocation Conservative Funds) for the one-year, three-year and five-year periods ended December 31, 2025 (the first quartile representing the best-performing funds and the fourth quartile the worst-
performing funds):
Over the one-year period and the period since inception ended December 31, 2025, there were 291 and 286 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)
Brokerage and soft-dollar allocations; distribution and investor servicing
The Trustees considered various potential benefits that the Advisor may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to the Advisor in managing the assets of the fund and of other clients. Subject to policies approved by the Trustees, soft dollars generated by these means may be used to acquire brokerage and research services (including proprietary executing broker research, third-party research and market data) that enhance the Advisor’s investment capabilities and supplement the Advisor’s internal research efforts. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Contract Committee. In addition, with the assistance of their
Contract Committee, the Trustees indicated their continued intent to monitor the allocation of the funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process. Your fund is not expected to generate a significant amount of soft-dollar credits.
One-year period Three-year period Five-year period
2nd 1st 1st

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The Advisor may also receive benefits from payments that funds make to the Advisor for distribution services and investor services. In conjunction with the review of your fund’s Management Contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contract and distribution plans with Franklin Distributors, LLC (“Franklin
Distributors”), both of which are affiliates of the Advisor. The Trustees concluded that the fees payable by the mutual funds to PSERV and Franklin Distributors for such services were fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds and the costs incurred by PSERV and Franklin Distributors in providing such services. Furthermore, the Trustees were of the view that the investor services provided by PSERV were required for the operation of the mutual funds, and that they were of a quality at least equal to those provided by other providers.
Trustee approval of sub-advisory contract
At its meeting on May 21, 2026, the Board of Trustees of your fund, including all of the Independent Trustees, approved a new
Sub-Advisory Contract with respect to your fund (the “New TAML Sub-Advisory Contract”) between the Advisor and its affiliate,
TAML. TAML is a wholly-owned subsidiary of Franklin Templeton and an affiliate of the Advisor.
The Trustees considered the proposed New TAML Sub-Advisory Contract in connection with the consolidation of PAC’s
Singapore branch office into TAML (the “Reorganization”), expected to take place on or about August 1, 2026. The Trustees considered that, in connection with the Reorganization, PAC investment professionals would become employees of TAML.
The Trustees also noted that, as part of the Reorganization, TAML was proposed to assume the role of investment sub-adviser for your fund and other Putnam funds sub-advised by PAC, which would be accomplished through a transfer by PAC of all of its rights and obligations under the previous sub-advisory contract between Putnam Management and PAC (the “Previous
PAC Sub-Advisory Contract”) to TAML by means of an assignment and assumption agreement that would take effect upon the closing of the Reorganization (the New Subadvisory Contract refers to the Previous PAC Sub-Advisory Contract, as modified by the terms of the related assignment and assumption agreement). (Because TAML is an affiliate of the Advisor and the Advisor remains fully responsible for all services provided by TAML, the Trustees did not attempt to evaluate TAML as a separate entity.)
The Trustees noted that Franklin Templeton viewed the Reorganization as a further step in the integration of the legacy
Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:
The Reorganization and the New TAML Sub-Advisory Contract would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;
The New TAML Sub-Advisory Contract would not result in an increase in the advisory fee rates payable by each fund, as the Advisor would be responsible for overseeing the investment advisory services provided to the applicable funds by TAML under the New TAML Sub-Advisory Contract and would compensate TAML for such services out of the fees it receives under each fund’s Management Contract with the Advisor; and
The assignment and assumption agreement would not change any of the terms of the Previous PAC Sub-Advisory
Contract, including the related sub-advisory fees, other than the party thereto.
The Trustees considered that, prior to the Reorganization, counsel to Franklin Templeton had provided a legal opinion that the Reorganization and the appointment of TAML as sub-adviser to the funds would not result in an “assignment” under the
1940 Act of the New TAML Sub-Advisory Contract and that the New TAML Sub-Advisory Contract did not require shareholder approval.
The Trustees also took into account that they had most recently approved the fund’s Previous PAC Sub-Advisory Contract on June 27, 2025. In connection with approval of the New TAML Sub-Advisory Contract, reference was made to the process undertaken and information provided during the Board’s consideration and approval on June 27, 2025 of the continuation of the Previous PAC Sub-Advisory Contract with respect to your fund. The Trustees also considered the information referenced

Putnam Asset Allocation Funds

franklintempleton.com
Annual Report
above under the heading “Trustee approval of management contracts” that was provided in connection with their consideration of the continuation of the Previous PAC Sub-Advisory Contract. The material factors considered and the conclusions reached with respect to the Trustees’ approval for the New TAML Sub-Advisory Contract were substantially similar to those discussed above in connection with the Trustees’ continuation of the Previous PAC Sub-Advisory Contract.

39362-AFSOI 10/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrants acknowledge the Staff’s comment. In future filings on Form N-CSR, the certifications required by Rule 30a-2 and Item 19(a)(3) will include the designations “principal executive officer” and “principal financial officer” in the signature blocks, reflecting the capacity in which each signatory executes the certification, in conformity with the language of the Rule and Form N-CSR. The Registrants may also include each signatory’s actual title with respect to the Funds alongside the required designation.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Asset Allocation Funds

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	October 27, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	October 27, 2026